UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT                           DECEMBER 31, 2012

Core Equity Plus Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Statement of Cash Flows	16
Notes to Financial Statements	17
Financial Highlights	23
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ACPVX	6.93%	16.43%	13.05%	10/31/11
S&P 500 Index	—	5.95%	16.00%	14.35%	—
Institutional Class	ACPKX	6.95%	16.66%	13.28%	10/31/11
A Class No sales charge* With sales charge*	ACPQX	6.77% 0.61%	16.14% 9.51%	12.78% 7.21%	10/31/11
C Class No sales charge* With sales charge*	ACPHX	6.32% 5.32%	15.35% 15.35%	11.92% 11.92%	10/31/11
R Class	ACPWX	6.61%	15.88%	12.45%	10/31/11

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
2.06%	1.86%	2.31%	3.06%	2.56%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. In addition, its investment approach may involve higher volatility, short sales risk, leverage risk and overweighting risk.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2012
Top Ten Long Holdings	% of net assets
Exxon Mobil Corp.	3.72%
Apple, Inc.	3.53%
Microsoft Corp.	2.23%
AT&T, Inc.	2.18%
Pfizer, Inc.	2.15%
Johnson & Johnson	1.74%
Oracle Corp.	1.70%
Merck & Co., Inc.	1.55%
Cisco Systems, Inc.	1.55%
JPMorgan Chase & Co.	1.51%

Top Five Short Holdings	% of net assets
Colfax Corp.	(0.91)%
International Rectifier Corp.	(0.81)%
Sotheby’s	(0.79)%
Viasat, Inc.	(0.75)%
Hexcel Corp.	(0.75)%

Types of Investments in Portfolio	% of net assets
Common Stocks	126.2%
Common Stocks Sold Short	(29.2)%
Temporary Cash Investments	2.0%
Other Assets and Liabilities	1.0%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 – 12/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,069.30	$10.28	1.97%
Institutional Class	$1,000	$1,069.50	$9.23	1.77%
A Class	$1,000	$1,067.70	$11.57	2.22%
C Class	$1,000	$1,063.20	$15.45	2.97%
R Class	$1,000	$1,066.10	$12.86	2.47%
Hypothetical
Investor Class	$1,000	$1,015.28	$10.01	1.97%
Institutional Class	$1,000	$1,016.28	$9.00	1.77%
A Class	$1,000	$1,014.01	$11.27	2.22%
C Class	$1,000	$1,010.23	$15.05	2.97%
R Class	$1,000	$1,012.75	$12.53	2.47%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 126.2%
AEROSPACE AND DEFENSE — 5.5%
Alliant Techsystems, Inc.	2,264	$ 140,277
Boeing Co. (The)(1)	11,158	840,867
General Dynamics Corp.(1)	13,398	928,079
Honeywell International, Inc.	4,140	262,766
Huntington Ingalls Industries, Inc.(1)	17,187	744,885
L-3 Communications Holdings, Inc.	1,069	81,907
Lockheed Martin Corp.	10,043	926,868
Northrop Grumman Corp.(1)	12,770	862,997
Textron, Inc.(1)	30,458	755,054
		5,543,700
AIR FREIGHT AND LOGISTICS — 0.7%
FedEx Corp.	8,186	750,820
AIRLINES — 0.7%
Alaska Air Group, Inc.(2)	5,445	234,625
Delta Air Lines, Inc.(1)(2)	23,722	281,580
Spirit Airlines, Inc.(2)	9,024	159,905
		676,110
AUTOMOBILES — 0.1%
Thor Industries, Inc.	2,521	94,361
BEVERAGES — 0.4%
Coca-Cola Co. (The)(1)	9,701	351,661
PepsiCo, Inc.(1)	707	48,380
		400,041
BIOTECHNOLOGY — 2.5%
Alexion Pharmaceuticals, Inc.(2)	1,382	129,646
Amgen, Inc.(1)	8,626	744,596
Biogen Idec, Inc.(1)(2)	1,113	163,244
Celgene Corp.(1)(2)	6,084	478,933
Cubist Pharmaceuticals, Inc.(2)	5,797	243,822
Gilead Sciences, Inc.(1)(2)	2,712	199,196
Pharmacyclics, Inc.(2)	1,759	101,846
United Therapeutics Corp.(1)(2)	3,941	210,528
Vertex Pharmaceuticals, Inc.(2)	5,849	245,307
		2,517,118
CAPITAL MARKETS — 2.4%
Federated Investors, Inc. Class B(1)	36,944	747,377
Goldman Sachs Group, Inc. (The)	6,489	827,737
Investment Technology Group, Inc.(1)(2)	35,917	323,253
SEI Investments Co.(1)	22,576	526,924
		2,425,291
CHEMICALS — 5.1%
CF Industries Holdings, Inc.(1)	4,053	823,408
Georgia Gulf Corp.(1)	17,098	705,806
Huntsman Corp.	8,618	137,026
LyondellBasell Industries NV, Class A	5,848	333,862
Monsanto Co.(1)	12,144	1,149,430
NewMarket Corp.	2,651	695,092
PPG Industries, Inc.(1)	439	59,419
Sherwin-Williams Co. (The)	2,742	421,774
Valspar Corp.(1)	13,391	835,598
		5,161,415
COMMERCIAL BANKS — 0.8%
Bank of Montreal(1)	2,067	126,707
BB&T Corp.	5,483	159,610
Wells Fargo & Co.(1)	15,596	533,072
		819,389
COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Deluxe Corp.	3,647	117,579
Mine Safety Appliances Co.(1)	18,013	769,335
		886,914
COMMUNICATIONS EQUIPMENT — 3.6%
Arris Group, Inc.(1)(2)	32,308	482,681
Brocade Communications Systems, Inc.(1)(2)	119,948	639,323
Ciena Corp.(2)	5,336	83,775
Cisco Systems, Inc.(1)	80,115	1,574,260
InterDigital, Inc.	1,321	54,293
QUALCOMM, Inc.(1)	6,156	381,795
Research In Motion Ltd.(2)	40,870	485,536
		3,701,663
COMPUTERS AND PERIPHERALS — 4.7%
Apple, Inc.(1)	6,722	3,583,028
EMC Corp.(1)(2)	45,073	1,140,347
Seagate Technology plc(1)	1,686	51,389
		4,774,764
CONSUMER FINANCE — 1.7%
American Express Co.(1)	20,422	1,173,857
Cash America International, Inc.(1)	12,938	513,250
		1,687,107

7

Shares	Value
CONTAINERS AND PACKAGING — 1.4%
Greif, Inc., Class A	13,932	$ 619,974
Owens-Illinois, Inc.(1)(2)	37,262	792,563
		1,412,537
DIVERSIFIED CONSUMER SERVICES — 1.0%
Bridgepoint Education, Inc.(1)(2)	22,170	228,351
Coinstar, Inc.(1)(2)	14,386	748,216
		976,567
DIVERSIFIED FINANCIAL SERVICES — 3.3%
Bank of America Corp.(1)	36,089	418,632
Citigroup, Inc.(1)	6,157	243,571
Interactive Brokers Group, Inc., Class A(1)	32,800	448,704
JPMorgan Chase & Co.(1)	34,863	1,532,926
MSCI, Inc., Class A(2)	16,596	514,310
NYSE Euronext(1)	7,466	235,478
		3,393,621
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.(1)	65,696	2,214,612
Verizon Communications, Inc.(1)	31,618	1,368,111
Vonage Holdings Corp.(1)(2)	189,045	448,037
		4,030,760
ELECTRIC UTILITIES — 0.7%
Portland General Electric Co.(1)	26,911	736,285
ELECTRICAL EQUIPMENT — 1.4%
Brady Corp., Class A(1)	22,863	763,624
EnerSys(1)(2)	18,318	689,307
		1,452,931
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.9%
Celestica, Inc.(1)(2)	72,478	590,696
Itron, Inc.(1)(2)	16,287	725,586
Molex, Inc.(1)	22,255	608,229
		1,924,511
ENERGY EQUIPMENT AND SERVICES — 0.9%
Helix Energy Solutions Group, Inc.(1)(2)	41,102	848,345
RPC, Inc.	9,061	110,907
		959,252
FOOD AND STAPLES RETAILING — 3.1%
Costco Wholesale Corp.	3,821	377,400
CVS Caremark Corp.(1)	25,186	1,217,743
SUPERVALU, Inc.(1)	95,295	235,379
Wal-Mart Stores, Inc.(1)	16,794	1,145,855
Whole Foods Market, Inc.	2,297	209,785
		3,186,162
FOOD PRODUCTS — 1.4%
Darling International, Inc.(1)(2)	30,264	485,434
Dean Foods Co.(1)(2)	48,310	797,598
General Mills, Inc.	2,753	111,249
		1,394,281
GAS UTILITIES — 0.4%
Northwest Natural Gas Co.(1)	10,159	449,028
HEALTH CARE EQUIPMENT AND SUPPLIES — 5.9%
Abbott Laboratories(1)	23,118	1,514,229
Boston Scientific Corp.(1)(2)	146,620	840,133
Covidien plc(1)	10,826	625,093
Hill-Rom Holdings, Inc.	5,458	155,553
Intuitive Surgical, Inc.(2)	346	169,668
Medtronic, Inc.(1)	25,065	1,028,166
St. Jude Medical, Inc.(1)	23,155	836,822
Stryker Corp.	15,369	842,528
		6,012,192
HEALTH CARE PROVIDERS AND SERVICES — 1.6%
McKesson Corp.(1)	9,451	916,369
UnitedHealth Group, Inc.(1)	13,968	757,624
		1,673,993
HOTELS, RESTAURANTS AND LEISURE — 2.9%
Ameristar Casinos, Inc.(1)	27,871	731,335
Bally Technologies, Inc.(1)(2)	15,316	684,778
Cracker Barrel Old Country Store, Inc.	8,264	531,045
International Game Technology	5,843	82,795
Papa John’s International, Inc.(2)	1,046	57,467
Six Flags Entertainment Corp.(1)	10,347	633,237
Yum! Brands, Inc.(1)	3,353	222,639
		2,943,296
HOUSEHOLD DURABLES — 1.5%
Garmin Ltd.(1)	17,839	728,188
Newell Rubbermaid, Inc.(1)	35,564	792,010
		1,520,198
HOUSEHOLD PRODUCTS — 1.2%
Energizer Holdings, Inc.	6,393	511,312
Procter & Gamble Co. (The)(1)	8,993	610,535
Spectrum Brands Holdings, Inc.	1,870	84,019
		1,205,866
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.3%
AES Corp. (The)	27,584	295,149

8

Shares	Value
INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	4,269	$ 396,377
Danaher Corp.(1)	18,189	1,016,765
General Electric Co.(1)	40,621	852,635
		2,265,777
INSURANCE — 7.2%
Aflac, Inc.(1)	18,340	974,221
Allied World Assurance Co. Holdings AG(1)	2,635	207,638
Allstate Corp. (The)	12,140	487,664
American International Group, Inc.(1)(2)	29,139	1,028,606
Arch Capital Group Ltd.(1)(2)	6,864	302,153
Axis Capital Holdings Ltd.(1)	20,570	712,545
Berkshire Hathaway, Inc., Class B(1)(2)	4,525	405,892
CNA Financial Corp.(1)	9,396	263,182
Everest Re Group Ltd.	693	76,195
Loews Corp.(1)	15,760	642,220
Marsh & McLennan Cos., Inc.(1)	7,193	247,943
MetLife, Inc.(1)	13,331	439,123
Prudential Financial, Inc.(1)	13,287	708,596
Validus Holdings Ltd.(1)	14,960	517,317
XL Group plc	11,797	295,633
		7,308,928
INTERNET AND CATALOG RETAIL — 0.5%
Expedia, Inc.	8,161	501,493
INTERNET SOFTWARE AND SERVICES — 1.4%
Dice Holdings, Inc.(1)(2)	55,668	511,032
Google, Inc., Class A(1)(2)	1,012	717,883
United Online, Inc.(1)	42,319	236,563
		1,465,478
IT SERVICES — 2.8%
Accenture plc, Class A(1)	1,668	110,922
Computer Sciences Corp.	19,880	796,194
International Business Machines Corp.(1)	7,629	1,461,335
SAIC, Inc.	24,888	281,732
Unisys Corp.(1)(2)	11,621	201,043
		2,851,226
LIFE SCIENCES TOOLS AND SERVICES — 1.2%
Agilent Technologies, Inc.(1)	19,394	793,990
Life Technologies Corp.(2)	5,953	292,173
Thermo Fisher Scientific, Inc.	2,078	132,535
		1,218,698
MACHINERY — 3.7%
Actuant Corp., Class A(1)	20,993	585,915
Crane Co.(1)	16,979	785,788
Ingersoll-Rand plc(1)	17,060	818,197
Parker-Hannifin Corp.(1)	9,785	832,312
WABCO Holdings, Inc.(2)	11,921	777,130
		3,799,342
MEDIA — 3.5%
Comcast Corp., Class A(1)	40,046	1,496,919
DISH Network Corp., Class A(1)	1,599	58,204
Regal Entertainment Group Class A(1)	35,293	492,337
Scholastic Corp.(1)	16,339	482,981
Thomson Reuters Corp.	4,477	130,102
Time Warner Cable, Inc.	9,426	916,113
		3,576,656
METALS AND MINING — 0.8%
Coeur d’Alene Mines Corp.(1)(2)	30,949	761,345
MULTI-UTILITIES — 1.1%
Ameren Corp.(1)	8,157	250,583
Consolidated Edison, Inc.(1)	1,612	89,530
Public Service Enterprise Group, Inc.(1)	24,353	745,202
		1,085,315
MULTILINE RETAIL — 0.7%
Dillard’s, Inc., Class A(1)	7,833	656,170
Macy’s, Inc.(1)	1,972	76,948
		733,118
OIL, GAS AND CONSUMABLE FUELS — 11.0%
Chevron Corp.(1)	13,105	1,417,175
ConocoPhillips(1)	18,680	1,083,253
Energy XXI Bermuda Ltd.(1)	21,310	685,969
Exxon Mobil Corp.(1)	43,605	3,774,013
Marathon Petroleum Corp.(1)	16,885	1,063,755
Phillips 66	4,330	229,923
Suncor Energy, Inc.(1)	22,568	744,293
Tesoro Corp.	12,804	564,016
Valero Energy Corp.(1)	23,592	804,959
Western Refining, Inc.(1)	29,328	826,756
		11,194,112
PAPER AND FOREST PRODUCTS — 0.3%
Buckeye Technologies, Inc.(1)	9,139	262,381
PERSONAL PRODUCTS — 0.7%
Nu Skin Enterprises, Inc., Class A(1)	18,393	681,461

9

Shares	Value
PHARMACEUTICALS — 7.1%
Bristol-Myers Squibb Co.(1)	15,491	$ 504,852
Eli Lilly & Co.(1)	23,182	1,143,336
Johnson & Johnson(1)	25,142	1,762,454
Merck & Co., Inc.(1)	38,530	1,577,418
Pfizer, Inc.(1)	86,856	2,178,349
Warner Chilcott plc Class A	5,086	61,235
		7,227,644
PROFESSIONAL SERVICES — 0.5%
Dun & Bradstreet Corp.	5,954	468,282
ROAD AND RAIL — 0.4%
Union Pacific Corp.	3,025	380,303
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Micro Devices, Inc.(1)(2)	29,599	71,038
Applied Materials, Inc.(1)	62,323	712,975
Broadcom Corp., Class A	7,743	257,145
First Solar, Inc.(2)	8,175	252,444
Intel Corp.(1)	27,843	574,401
KLA-Tencor Corp.(1)	9,953	475,355
LSI Corp.(1)(2)	70,559	499,558
		2,842,916
SOFTWARE — 6.5%
Activision Blizzard, Inc.(1)	13,641	144,867
Adobe Systems, Inc.(2)	7,965	300,121
CA, Inc.	2,574	56,577
Cadence Design Systems, Inc.(1)(2)	50,554	682,985
Mentor Graphics Corp.(1)(2)	38,347	652,666
Microsoft Corp.(1)	84,677	2,263,416
Oracle Corp.(1)	51,773	1,725,076
Symantec Corp.(1)(2)	39,983	752,080
		6,577,788
SPECIALTY RETAIL — 6.5%
American Eagle Outfitters, Inc.	5,216	106,980
Best Buy Co., Inc.(1)	22,871	271,021
Buckle, Inc. (The)(1)	14,335	639,915
Foot Locker, Inc.(1)	18,252	586,254
GameStop Corp., Class A(1)	22,111	554,765
Gap, Inc. (The)	25,404	788,540
Home Depot, Inc. (The)(1)	23,473	1,451,805
O’Reilly Automotive, Inc.(2)	6,269	560,574
PetSmart, Inc.(1)	9,983	682,238
TJX Cos., Inc. (The)(1)	22,852	970,068
		6,612,160
TEXTILES, APPAREL AND LUXURY GOODS — 1.6%
Crocs, Inc.(1)(2)	23,241	334,438
Hanesbrands, Inc.(1)(2)	13,585	486,615
Iconix Brand Group, Inc.(1)(2)	11,359	253,533
Jones Group, Inc. (The)(1)	48,587	537,372
		1,611,958
THRIFTS AND MORTGAGE FINANCE — 0.2%
Ocwen Financial Corp.(2)	4,717	163,161
TOBACCO — 1.1%
Philip Morris International, Inc.(1)	4,207	351,874
Universal Corp.(1)	14,876	742,461
		1,094,335
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
MetroPCS Communications, Inc.(2)	41,801	415,502
TOTAL COMMON STOCKS (Cost $117,975,409)		128,104,701
Temporary Cash Investments — 2.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% – 0.875%, 2/28/17 – 8/31/17, valued at $1,256,122), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $1,231,066)		1,231,058
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $628,511), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $615,534)		615,529
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $209,153), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $205,177)		205,176
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,051,763)		2,051,763
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.2% (Cost $120,027,172)		130,156,464
Common Stocks Sold Short — (29.2)%
AEROSPACE AND DEFENSE — (0.8)%
Hexcel Corp.	(28,106)	(757,738)
AIR FREIGHT AND LOGISTICS — (0.5)%
Atlas Air Worldwide Holdings, Inc.	(10,827)	(479,744)

10

Shares	Value
AUTO COMPONENTS — (0.1)%
Johnson Controls, Inc.	(1,906)	$ (58,514)
BIOTECHNOLOGY — (0.4)%
Medivation, Inc.	(4,397)	(224,951)
Theravance, Inc.	(6,815)	(151,770)
		(376,721)
BUILDING PRODUCTS — (0.2)%
Owens Corning	(5,708)	(211,139)
CAPITAL MARKETS — (0.3)%
Stifel Financial Corp.	(9,944)	(317,910)
CHEMICALS — (0.2)%
Praxair, Inc.	(2,004)	(219,338)
COMMERCIAL BANKS — (0.4)%
Trustmark Corp.	(16,429)	(368,995)
COMMERCIAL SERVICES AND SUPPLIES — (0.1)%
Clean Harbors, Inc.	(2,325)	(127,898)
COMMUNICATIONS EQUIPMENT — (0.8)%
Viasat, Inc.	(19,635)	(763,802)
DIVERSIFIED CONSUMER SERVICES — (0.8)%
Sotheby’s	(23,943)	(804,964)
ELECTRICAL EQUIPMENT — (0.5)%
GrafTech International Ltd.	(56,770)	(533,070)
ENERGY EQUIPMENT AND SERVICES — (1.0)%
Lufkin Industries, Inc.	(9,250)	(537,702)
SEACOR Holdings, Inc.	(6,076)	(509,169)
		(1,046,871)
GAS UTILITIES — (0.9)%
New Jersey Resources Corp.	(14,920)	(591,130)
ONEOK, Inc.	(5,841)	(249,703)
South Jersey Industries, Inc.	(1,039)	(52,293)
		(893,126)
HEALTH CARE EQUIPMENT AND SUPPLIES — (1.3)%
DENTSPLY International, Inc.	(12,581)	(498,333)
DexCom, Inc.	(26,497)	(360,624)
Haemonetics Corp.	(11,596)	(473,581)
		(1,332,538)
HEALTH CARE PROVIDERS AND SERVICES — (1.7)%
Brookdale Senior Living, Inc.	(2,302)	(58,287)
DaVita HealthCare Partners, Inc.	(2,026)	(223,934)
Health Net, Inc.	(15,692)	(381,315)
HMS Holdings Corp.	(29,017)	(752,121)
WellCare Health Plans, Inc.	(6,197)	(301,732)
		(1,717,389)
HOTELS, RESTAURANTS AND LEISURE — (0.8)%
MGM Resorts International	(45,938)	(534,718)
Penn National Gaming, Inc.	(5,771)	(283,414)
		(818,132)
HOUSEHOLD DURABLES — (0.3)%
Ryland Group, Inc.	(4,152)	(151,548)
Toll Brothers, Inc.	(4,343)	(140,409)
		(291,957)
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.7)%
NRG Energy, Inc.	(32,050)	(736,830)
INSURANCE — (0.9)%
Assured Guaranty Ltd.	(18,864)	(268,435)
MBIA, Inc.	(41,351)	(324,605)
RLI Corp.	(4,839)	(312,890)
		(905,930)
INTERNET AND CATALOG RETAIL — (0.2)%
Liberty Ventures	(3,173)	(215,002)
LIFE SCIENCES TOOLS AND SERVICES — (0.7)%
Covance, Inc.	(12,127)	(700,577)
MACHINERY — (1.6)%
Colfax Corp.	(22,970)	(926,839)
SPX Corp.	(10,439)	(732,296)
		(1,659,135)
METALS AND MINING — (2.5)%
AK Steel Holding Corp.	(25,644)	(117,962)
Allied Nevada Gold Corp.	(1,831)	(55,168)
AuRico Gold, Inc.	(31,373)	(256,631)
Compass Minerals International, Inc.	(9,788)	(731,262)
Hecla Mining Co.	(35,862)	(209,076)
New Gold, Inc.	(22,484)	(247,999)
Rubicon Minerals Corp.	(51,799)	(132,087)
Silver Standard Resources, Inc.	(27,416)	(408,224)
Thompson Creek Metals Co., Inc.	(81,873)	(338,954)
		(2,497,363)
MULTILINE RETAIL — (0.6)%
J.C. Penney Co., Inc.	(28,512)	(561,972)
OIL, GAS AND CONSUMABLE FUELS — (2.6)%
Approach Resources, Inc.	(4,252)	(106,342)
Bill Barrett Corp.	(11,618)	(206,684)
Consol Energy, Inc.	(14,056)	(451,198)
Kodiak Oil & Gas Corp.	(64,703)	(572,622)
Northern Oil and Gas, Inc.	(16,804)	(282,643)
Range Resources Corp.	(4,122)	(258,985)
SM Energy Co.	(7,227)	(377,322)
World Fuel Services Corp.	(9,758)	(401,737)
		(2,657,533)
PAPER AND FOREST PRODUCTS — (0.5)%
Louisiana-Pacific Corp.	(8,222)	(158,849)
MeadWestvaco Corp.	(9,794)	(312,135)
		(470,984)

11

Shares	Value
PHARMACEUTICALS — (0.2)%
Akorn, Inc.	(17,883)	$ (238,917)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.3)%
SL Green Realty Corp.	(4,512)	(345,845)
REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.9)%
Brookfield Office Properties, Inc.	(43,542)	(740,650)
CBRE Group, Inc.	(7,597)	(151,180)
Forest City Enterprises, Inc. Class A	(3,841)	(62,032)
		(953,862)
ROAD AND RAIL — (0.7)%
Genesee & Wyoming, Inc. Class A	(9,853)	(749,616)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.2)%
International Rectifier Corp.	(46,404)	(822,743)
MEMC Electronic Materials, Inc.	(127,159)	(408,180)
		(1,230,923)
SOFTWARE — (0.9)%
Informatica Corp.	(10,411)	(315,661)
Take-Two Interactive Software, Inc.	(57,390)	(631,864)
		(947,525)
SPECIALTY RETAIL — (2.1)%
Abercrombie & Fitch Co. Class A	(2,075)	(99,538)
CarMax, Inc.	(19,473)	(731,016)
Ltd. Brands, Inc.	(6,470)	(304,478)
Pier 1 Imports, Inc.	(18,616)	(372,320)
Tiffany & Co.	(10,603)	(607,976)
		(2,115,328)
TRADING COMPANIES AND DISTRIBUTORS — (1.5)%
Air Lease Corp.	(33,474)	(719,691)
GATX Corp.	(1,951)	(84,478)
Textainer Group Holdings Ltd.	(23,750)	(747,175)
		(1,551,344)
TOTAL COMMON STOCKS SOLD SHORT — (29.2)% (Proceeds $29,892,303)		(29,658,532)
OTHER ASSETS AND LIABILITIES — 1.0%		981,753
TOTAL NET ASSETS — 100.0%		$ 101,479,685

Notes to Schedule of Investments

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $91,771,384.

(2)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $120,027,172)	$130,156,464
Cash	267,578
Deposits with broker for securities sold short	348,097
Receivable for capital shares sold	412,561
Dividends and interest receivable	70,627
131,255,327

Liabilities
Securities sold short, at value (proceeds of $29,892,303)	29,658,532
Accrued management fees	109,056
Distribution and service fees payable	263
Dividend expense payable on securities sold short	7,791
29,775,642

Net Assets	$101,479,685

Net Assets Consist of:
Capital (par value and paid-in surplus)	$90,461,571
Undistributed net investment income	2,739
Undistributed net realized gain	652,312
Net unrealized appreciation	10,363,063
$101,479,685

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$97,079,191	8,622,042	$11.26
Institutional Class, $0.01 Par Value	$3,759,988	333,885	$11.26
A Class, $0.01 Par Value	$346,057	30,738	$11.26*
C Class, $0.01 Par Value	$174,912	15,573	$11.23
R Class, $0.01 Par Value	$119,537	10,622	$11.25
*Maximum offering price $11.95 (net asset value divided by 0.9425)

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,298)	$1,652,605
Interest	987
1,653,592

Expenses:
Dividend expense on securities sold short	183,929
Broker fees and charges on securities sold short	127,144
Management fees	612,074
Distribution and service fees:
A Class	391
C Class	729
R Class	293
Directors’ fees and expenses	2,238
926,798

Net investment income (loss)	726,794

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,703,690
Securities sold short transactions	(1,202,223)
Foreign currency transactions	203
2,501,670

Change in net unrealized appreciation (depreciation) on:
Investments	4,136,944
Securities sold short	(1,149,264)
Translation of assets and liabilities in foreign currencies	(47)
2,987,633

Net realized and unrealized gain (loss)	5,489,303

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,216,097

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND PERIOD ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012(1)
Operations
Net investment income (loss)	$726,794	$187,820
Net realized gain (loss)	2,501,670	(315,357)
Change in net unrealized appreciation (depreciation)	2,987,633	7,375,430
Net increase (decrease) in net assets resulting from operations	6,216,097	7,247,893

Distributions to Shareholders
From net investment income:
Investor Class	(846,938)	(35,029)
Institutional Class	(34,919)	(82)
A Class	(1,976)	(9)
R Class	(460)	—
From net realized gains:
Investor Class	(1,479,849)	—
Institutional Class	(38,590)	—
A Class	(4,572)	—
C Class	(2,741)	—
R Class	(1,862)	—
Decrease in net assets from distributions	(2,411,907)	(35,120)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	12,570,964	77,891,758

Net increase (decrease) in net assets	16,375,154	85,104,531

Net Assets
Beginning of period	85,104,531	—
End of period	$101,479,685	$85,104,531

Undistributed net investment income	$2,739	$160,238

(1)	October 31, 2011 (fund inception) through June 30, 2012.

See Notes to Financial Statements.

15

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$6,216,097
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(58,580,939)
Proceeds from investments sold	47,738,295
Purchases to cover securities sold short	(19,972,037)
Proceeds from securities sold short	21,782,054
(Increase) decrease in short-term investments	(1,876,801)
(Increase) decrease in deposits with broker for securities sold short	215,897
(Increase) decrease in receivable for investments sold	428,068
(Increase) decrease in dividends and interest receivable	34,841
Increase (decrease) in accrued management fees	21,073
Increase (decrease) in distribution and service fees payable	86
Increase (decrease) in dividend expense payable on securities sold short	(331)
Increase (decrease) in broker fees and charges payable on securities sold short	(1,792)
Change in net unrealized (appreciation) depreciation on investments	(4,136,944)
Net realized (gain) loss on investment transactions	(3,703,690)
Change in net unrealized (appreciation) depreciation on securities sold short	1,149,264
Net realized (gain) loss on securities sold short transactions	1,202,223
Net cash from (used in) operating activities	(9,484,636)

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	10,818,532
Payments for shares redeemed	(1,069,258)
Distributions paid, net of reinvestments	(3,031)
Net cash from (used in) financing activities	9,746,243

Net Increase (Decrease) In Cash	261,607
Cash at beginning of period	5,971
Cash at end of period	$267,578

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $2,408,876.

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in large capitalization publicly-traded U.S. companies. The fund takes long positions in equity securities that have been identified as most attractive. The fund takes short positions in equity securities that have been identified as least attractive. The fund invests approximately 130% in long positions and 30% in short positions though it may range from 110% to 150% long and 10% to 50% short.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. All classes of the fund commenced sale on October 31, 2011, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

17

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

18

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The beginning of period and end of period cash in the Statement of Cash Flows is the amount of domestic and foreign currency included in the fund’s Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.9680% to 1.1500%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2012 was 1.30% for the Investor Class, A Class, C Class and R Class and 1.10% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual

19

distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 97% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2012 were $78,404,160 and $69,520,349, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2012		Period ended June 30, 2012(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	70,000,000		70,000,000
Sold	709,651	$7,825,251	8,085,420	$80,041,339
Issued in reinvestment of distributions	205,117	2,323,756	3,502	34,990
Redeemed	(85,663)	(963,762)	(295,985)	(3,167,463)
	829,105	9,185,245	7,792,937	76,908,866
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	281,699	3,190,109	80,225	821,989
Issued in reinvestment of distributions	6,494	73,509	8	82
Redeemed	(3,758)	(41,885)	(30,783)	(297,884)
	284,435	3,221,733	49,450	524,187
A Class/Shares Authorized	10,000,000		10,000,000
Sold	14,441	160,254	65,012	662,759
Issued in reinvestment of distributions	578	6,548	1	9
Redeemed	(5,688)	(63,358)	(43,606)	(433,630)
	9,331	103,444	21,407	229,138
C Class/Shares Authorized	10,000,000		10,000,000
Sold	4,914	55,479	43,858	440,045
Issued in reinvestment of distributions	242	2,741	—	—
Redeemed	—	—	(33,441)	(326,171)
	5,156	58,220	10,417	113,874
R Class/Shares Authorized	10,000,000		10,000,000
Sold	—	—	40,000	400,000
Issued in reinvestment of distributions	205	2,322	—	—
Redeemed	—	—	(29,583)	(284,307)
	205	2,322	10,417	115,693
Net increase (decrease)	1,128,232	$12,570,964	7,884,628	$77,891,758

(1)	October 31, 2011 (fund inception) through June 30, 2012.

20

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$128,104,701	—	—
Temporary Cash Investments	—	$2,051,763	—
Total Value of Investment Securities	$128,104,701	$2,051,763	—

Securities Sold Short
Total Value of Common Stocks Sold Short	$(29,658,532)	—	—

7. Risk Factors

The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

21

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$120,073,203
Gross tax appreciation of investments	$12,904,145
Gross tax depreciation of investments	(2,820,884)
Net tax appreciation (depreciation) of investments	$10,083,261
Net tax appreciation (depreciation) on securities sold short	$233,771
Net tax appreciation (depreciation)	$10,317,032

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2012, the fund had accumulated short-term capital losses of $(252,956), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

22

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (excluding expenses on securities sold short)		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$10.79	0.09		0.66	0.75	(0.10)	(0.18)	(0.28)	$11.26	6.93%	1.97	%(4)	1.31	%(4)	1.54	%(4)	58%	$97,079
2012(5)	$10.00	0.03		0.76	0.79	— (6)	—	— (6)	$10.79	7.95%	2.06	%(4)	1.31	%(4)	0.39	%(4)	105%	$84,116
Institutional Class
2012(3)	$10.80	0.12		0.64	0.76	(0.12)	(0.18)	(0.30)	$11.26	6.95%	1.77	%(4)	1.11	%(4)	1.74	%(4)	58%	$3,760
2012(5)	$10.00	0.06		0.75	0.81	(0.01)	—	(0.01)	$10.80	8.19%	1.86	%(4)	1.11	%(4)	0.59	%(4)	105%	$534
A Class
2012(3)	$10.78	0.07		0.66	0.73	(0.07)	(0.18)	(0.25)	$11.26	6.77%	2.22	%(4)	1.56	%(4)	1.29	%(4)	58%	$346
2012(5)	$10.00	0.04		0.74	0.78	— (6)	—	— (6)	$10.78	7.80%	2.31	%(4)	1.56	%(4)	0.14	%(4)	105%	$231
C Class
2012(3)	$10.73	0.04		0.64	0.68	—	(0.18)	(0.18)	$11.23	6.32%	2.97	%(4)	2.31	%(4)	0.54	%(4)	58%	$175
2012(5)	$10.00	—	(6)	0.73	0.73	—	—	—	$10.73	7.30%	3.06	%(4)	2.31	%(4)	(0.61	)%(4)	105%	$112
R Class
2012(3)	$10.76	0.06		0.65	0.71	(0.04)	(0.18)	(0.22)	$11.25	6.61%	2.47	%(4)	1.81	%(4)	1.04	%(4)	58%	$120
2012(5)	$10.00	0.03		0.73	0.76	—	—	—	$10.76	7.60%	2.56	%(4)	1.81	%(4)	(0.11	)%(4)	105%	$112

23

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2012 (unaudited).
(4)	Annualized.
(5)	October 31, 2011 (fund inception) through June 30, 2012.
(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77353   1302

SEMIANNUAL REPORT          DECEMBER 31, 2012

Disciplined Growth Plus Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Statement of Cash Flows	16
Notes to Financial Statements	17
Financial Highlights	23
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ACDJX	4.37%	15.66%	11.42%	10/31/11
Russell 1000 Growth Index	—	4.71%	15.26%	12.62%	—
Institutional Class	ACDKX	4.49%	15.89%	11.64%	10/31/11
A Class No sales charge* With sales charge*	ACDQX	4.21% -1.77%	15.38% 8.72%	11.15% 5.66%	10/31/11
C Class No sales charge* With sales charge*	ACDHX	3.80% 2.80%	14.50% 14.50%	10.26% 10.26%	10/31/11
R Class	ACDWX	4.14%	15.09%	10.87%	10/31/11

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
2.48%	2.28%	2.73%	3.48%	2.98%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. In addition, its investment approach may involve higher volatility, short sales risk, leverage risk and overweighting risk.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2012
Top Ten Long Holdings	% of net assets
Apple, Inc.	7.30%
Google, Inc., Class A	3.26%
Microsoft Corp.	2.71%
Oracle Corp.	2.61%
International Business Machines Corp.	2.34%
Home Depot, Inc. (The)	2.14%
Abbott Laboratories	2.11%
Visa, Inc., Class A	1.84%
Boeing Co. (The)	1.52%
EMC Corp.	1.50%

Top Five Short Holdings	% of net assets
Insteel Industries, Inc.	(0.94)%
Genesee & Wyoming, Inc. Class A	(0.88)%
Hill International, Inc.	(0.85)%
Colfax Corp.	(0.82)%
CarMax, Inc.	(0.81)%

Types of Investments in Portfolio	% of net assets
Common Stocks	126.1%
Common Stocks Sold Short	(29.6)%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	2.4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 – 12/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,043.70	$10.87	2.11%
Institutional Class	$1,000	$1,044.90	$9.84	1.91%
A Class	$1,000	$1,042.10	$12.15	2.36%
C Class	$1,000	$1,038.00	$15.98	3.11%
R Class	$1,000	$1,041.40	$13.43	2.61%
Hypothetical
Investor Class	$1,000	$1,014.57	$10.71	2.11%
Institutional Class	$1,000	$1,015.58	$9.70	1.91%
A Class	$1,000	$1,013.31	$11.98	2.36%
C Class	$1,000	$1,009.53	$15.75	3.11%
R Class	$1,000	$1,012.05	$13.24	2.61%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

	Shares	Value
Common Stocks — 126.1%
AEROSPACE AND DEFENSE — 3.8%
Boeing Co. (The)(1)	858	$ 64,659
KEYW Holding Corp. (The)(2)	1,713	21,738
Lockheed Martin Corp.	339	31,286
Textron, Inc.(1)	1,193	29,574
United Technologies Corp.(1)	149	12,220
		159,477
AIR FREIGHT AND LOGISTICS — 1.0%
FedEx Corp.(1)	297	27,241
United Parcel Service, Inc., Class B(1)	199	14,672
		41,913
AIRLINES — 1.3%
Alaska Air Group, Inc.(1)(2)	500	21,545
Delta Air Lines, Inc.(1)(2)	2,233	26,506
Spirit Airlines, Inc.(2)	296	5,245
		53,296
AUTO COMPONENTS — 0.9%
BorgWarner, Inc.(1)(2)	98	7,019
Gentherm, Inc.(1)(2)	2,366	31,468
		38,487
BEVERAGES — 1.9%
Coca-Cola Co. (The)(1)	1,413	51,221
PepsiCo, Inc.(1)	444	30,383
		81,604
BIOTECHNOLOGY — 4.2%
Alexion Pharmaceuticals, Inc.(2)	33	3,096
Amgen, Inc.(1)	561	48,425
Biogen Idec, Inc.(1)(2)	189	27,721
Celgene Corp.(1)(2)	380	29,914
Cubist Pharmaceuticals, Inc.(1)(2)	212	8,917
Gilead Sciences, Inc.(1)(2)	301	22,108
Momenta Pharmaceuticals, Inc.(1)(2)	390	4,594
Pharmacyclics, Inc.(1)(2)	150	8,685
United Therapeutics Corp.(1)(2)	221	11,806
Vertex Pharmaceuticals, Inc.(1)(2)	330	13,840
		179,106
BUILDING PRODUCTS — 0.1%
Patrick Industries, Inc.(2)	277	4,310
CAPITAL MARKETS — 1.4%
Federated Investors, Inc. Class B	310	6,271
SEI Investments Co.	462	10,783
T. Rowe Price Group, Inc.(1)	324	21,102
Waddell & Reed Financial, Inc.(1)	612	21,310
		59,466
CHEMICALS — 5.3%
CF Industries Holdings, Inc.(1)	140	28,442
E.I. du Pont de Nemours & Co.(1)	77	3,463
Flotek Industries, Inc.(1)(2)	1,518	18,520
Georgia Gulf Corp.(1)	687	28,359
LyondellBasell Industries NV, Class A(1)	490	27,974
Monsanto Co.(1)	647	61,239
NewMarket Corp.	140	36,708
PPG Industries, Inc.(1)	160	21,656
		226,361
COMMERCIAL SERVICES AND SUPPLIES — 1.0%
EnergySolutions, Inc.(2)	6,608	20,617
Mine Safety Appliances Co.	457	19,518
		40,135
COMMUNICATIONS EQUIPMENT — 2.0%
Arris Group, Inc.(1)(2)	1,230	18,376
Harris Corp.	211	10,331
QUALCOMM, Inc.(1)	905	56,128
		84,835
COMPUTERS AND PERIPHERALS — 9.4%
Apple, Inc.(1)	581	309,691
Diebold, Inc.	143	4,377
EMC Corp.(1)(2)	2,514	63,604
Western Digital Corp.(1)	517	21,967
		399,639
CONSTRUCTION AND ENGINEERING — 0.7%
Argan, Inc.(1)	1,743	31,374
CONSTRUCTION MATERIALS — 0.9%
Headwaters, Inc.(1)(2)	4,235	36,252
CONSUMER FINANCE — 2.1%
American Express Co.(1)	304	17,474
Cash America International, Inc.(1)	571	22,652
Green Dot Corp. Class A(2)	1,370	16,714
Netspend Holdings, Inc.(2)	559	6,607
Portfolio Recovery Associates, Inc.(1)(2)	237	25,326
		88,773

7

Shares	Value
CONTAINERS AND PACKAGING — 1.1%
AEP Industries, Inc.(2)	153	$ 9,062
Owens-Illinois, Inc.(1)(2)	1,660	35,308
		44,370
DIVERSIFIED CONSUMER SERVICES — 1.0%
Bridgepoint Education, Inc.(1)(2)	799	8,230
Coinstar, Inc.(1)(2)	461	23,977
Grand Canyon Education, Inc.(2)	354	8,308
		40,515
DIVERSIFIED FINANCIAL SERVICES — 0.8%
CBOE Holdings, Inc.(1)	393	11,578
Moody’s Corp.(1)	210	10,567
MSCI, Inc., Class A(2)	435	13,481
		35,626
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Atlantic Tele-Network, Inc.(1)	524	19,236
Verizon Communications, Inc.(1)	1,441	62,352
		81,588
ELECTRICAL EQUIPMENT — 1.3%
Belden, Inc.(1)	344	15,477
Emerson Electric Co.(1)	226	11,969
EnerSys(1)(2)	785	29,539
		56,985
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
GSI Group, Inc.(2)	523	4,529
ENERGY EQUIPMENT AND SERVICES — 1.0%
RPC, Inc.	683	8,360
Schlumberger Ltd.(1)	272	18,847
Willbros Group, Inc.(1)(2)	3,090	16,562
		43,769
FOOD AND STAPLES RETAILING — 2.6%
Costco Wholesale Corp.(1)	88	8,692
CVS Caremark Corp.(1)	844	40,807
Kroger Co. (The)(1)	594	15,456
Rite Aid Corp.(1)(2)	4,170	5,671
Wal-Mart Stores, Inc.(1)	600	40,938
		111,564
FOOD PRODUCTS — 3.2%
Alico, Inc.(1)	983	36,007
Campbell Soup Co.(1)	881	30,738
Darling International, Inc.(2)	461	7,394
Dean Foods Co.(1)(2)	2,235	36,900
Mead Johnson Nutrition Co.(1)	205	13,508
Sanderson Farms, Inc.	235	11,174
		135,721
HEALTH CARE EQUIPMENT AND SUPPLIES — 6.0%
Abbott Laboratories(1)	1,365	89,408
C.R. Bard, Inc.	108	10,556
Cooper Cos., Inc. (The)(1)	58	5,364
Intuitive Surgical, Inc.(2)	5	2,452
Medtronic, Inc.(1)	815	33,431
Orthofix International NV(2)	512	20,137
ResMed, Inc.	102	4,240
RTI Biologics, Inc.(1)(2)	2,053	8,766
St. Jude Medical, Inc.(1)	1,003	36,248
Thoratec Corp.(1)(2)	540	20,261
Zimmer Holdings, Inc.	340	22,664
		253,527
HEALTH CARE PROVIDERS AND SERVICES — 0.9%
McKesson Corp.(1)	389	37,717
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.(1)(2)	34	2,640
HOTELS, RESTAURANTS AND LEISURE — 4.2%
Bally Technologies, Inc.(1)(2)	704	31,476
Cracker Barrel Old Country Store, Inc.	247	15,872
Domino’s Pizza, Inc.(1)	212	9,233
International Game Technology(1)	995	14,099
McDonald’s Corp.(1)	234	20,641
Multimedia Games Holding Co., Inc.(2)	242	3,560
SHFL Entertainment, Inc.(1)(2)	1,028	14,906
Sonic Corp.(1)(2)	1,136	11,826
Wynn Resorts Ltd.(1)	172	19,348
Yum! Brands, Inc.(1)	540	35,856
		176,817
HOUSEHOLD DURABLES — 1.3%
Garmin Ltd.(1)	819	33,432
iRobot Corp.(2)	1,075	20,145
		53,577
INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.(1)	487	45,218
Danaher Corp.(1)	704	39,354
		84,572
INSURANCE — 1.3%
Allied World Assurance Co. Holdings AG(1)	127	10,008
Homeowners Choice, Inc.(1)	1,456	30,270
Marsh & McLennan Cos., Inc.(1)	193	6,653
Validus Holdings Ltd.(1)	213	7,365
		54,296

8

Shares	Value
INTERNET AND CATALOG RETAIL — 1.7%
Amazon.com, Inc.(1)(2)	87	$ 21,849
Expedia, Inc.	338	20,770
Orbitz Worldwide, Inc.(1)(2)	4,802	13,062
PetMed Express, Inc.(1)	1,558	17,294
		72,975
INTERNET SOFTWARE AND SERVICES — 4.0%
Demand Media, Inc.(1)(2)	2,165	20,113
Google, Inc., Class A(1)(2)	195	138,327
IAC/InterActiveCorp(1)	180	8,514
XO Group, Inc.(2)	316	2,939
		169,893
IT SERVICES — 8.7%
Accenture plc, Class A(1)	681	45,287
CACI International, Inc., Class A(1)(2)	274	15,078
CSG Systems International, Inc.(2)	408	7,417
International Business Machines Corp.(1)	518	99,223
Jack Henry & Associates, Inc.(1)	181	7,106
MasterCard, Inc., Class A(1)	103	50,602
MoneyGram International, Inc.(1)(2)	881	11,708
SAIC, Inc.(1)	2,129	24,100
Teradata Corp.(2)	72	4,456
Total System Services, Inc.(1)	905	19,385
Unisys Corp.(1)(2)	373	6,453
Visa, Inc., Class A(1)	515	78,064
		368,879
LEISURE EQUIPMENT AND PRODUCTS — 1.2%
Arctic Cat, Inc.(2)	499	16,662
LeapFrog Enterprises, Inc.(2)	641	5,532
Polaris Industries, Inc.(1)	363	30,546
		52,740
LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Agilent Technologies, Inc.(1)	508	20,798
Life Technologies Corp.(2)	206	10,110
		30,908
MACHINERY — 4.2%
Actuant Corp., Class A(1)	577	16,104
Caterpillar, Inc.(1)	276	24,724
Cummins, Inc.(1)	379	41,065
Flow International Corp.(1)(2)	4,203	14,710
Ingersoll-Rand plc	207	9,928
Parker-Hannifin Corp.(1)	419	35,640
WABCO Holdings, Inc.(1)(2)	436	28,423
Wabtec Corp.(1)	61	5,340
		175,934
MEDIA — 3.4%
Carmike Cinemas, Inc.(2)	470	7,050
CBS Corp., Class B(1)	412	15,677
Comcast Corp., Class A(1)	1,558	58,238
ReachLocal, Inc.(1)(2)	1,806	23,315
Regal Entertainment Group Class A(1)	1,788	24,943
Sirius XM Radio, Inc.(1)	4,867	14,066
Time Warner Cable, Inc.	28	2,721
		146,010
METALS AND MINING — 0.7%
Coeur d’Alene Mines Corp.(1)(2)	1,235	30,381
MULTILINE RETAIL — 0.2%
Macy’s, Inc.(1)	267	10,418
OIL, GAS AND CONSUMABLE FUELS — 3.2%
Alon USA Energy, Inc.(1)	2,344	42,403
Contango Oil & Gas Co.	395	16,732
Energy XXI Bermuda Ltd.(1)	934	30,065
Rentech, Inc.(1)	4,138	10,883
Vaalco Energy, Inc.(2)	546	4,723
Western Refining, Inc.(1)	1,015	28,613
		133,419
PAPER AND FOREST PRODUCTS — 0.1%
Buckeye Technologies, Inc.	129	3,703
Schweitzer-Mauduit International, Inc.	57	2,225
		5,928
PERSONAL PRODUCTS — 0.8%
Nu Skin Enterprises, Inc., Class A(1)	420	15,561
USANA Health Sciences, Inc.(1)(2)	531	17,486
		33,047
PHARMACEUTICALS — 5.3%
Allergan, Inc.	407	37,334
Auxilium Pharmaceuticals, Inc.(1)(2)	742	13,749
BioDelivery Sciences International, Inc.(1)(2)	5,684	24,498
Bristol-Myers Squibb Co.(1)	1,335	43,508
Eli Lilly & Co.(1)	970	47,840
Endocyte, Inc.(1)(2)	1,460	13,111
Johnson & Johnson	346	24,255
Pozen, Inc.(1)(2)	642	3,216
Warner Chilcott plc Class A(1)	1,419	17,085
		224,596

9

Shares	Value
PROFESSIONAL SERVICES — 2.6%
Dun & Bradstreet Corp.	429	$ 33,741
Equifax, Inc.	322	17,427
Kforce, Inc.(1)	2,123	30,423
Robert Half International, Inc.	348	11,073
RPX Corp.(1)(2)	1,908	17,248
		109,912
ROAD AND RAIL — 0.6%
Union Pacific Corp.(1)	201	25,270
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.0%
Advanced Micro Devices, Inc.(1)(2)	3,766	9,038
Analog Devices, Inc.	480	20,189
Avago Technologies Ltd.(1)	438	13,867
Broadcom Corp., Class A(1)	1,095	36,365
Intel Corp.(1)	822	16,958
LSI Corp.(1)(2)	4,164	29,481
Maxim Integrated Products, Inc.(1)	282	8,291
MaxLinear, Inc. Class A(2)	672	3,374
Skyworks Solutions, Inc.(2)	484	9,825
Texas Instruments, Inc.(1)	747	23,112
		170,500
SOFTWARE — 10.3%
Adobe Systems, Inc.(1)(2)	751	28,298
Autodesk, Inc.(2)	58	2,050
CA, Inc.(1)	657	14,441
Cadence Design Systems, Inc.(1)(2)	2,312	31,235
Intuit, Inc.(1)	376	22,372
Mentor Graphics Corp.(1)(2)	1,752	29,819
Microsoft Corp.(1)	4,304	115,046
Oracle Corp.(1)	3,323	110,722
Symantec Corp.(1)(2)	1,831	34,441
Synopsys, Inc.(1)(2)	910	28,975
VMware, Inc., Class A(1)(2)	207	19,487
		436,886
SPECIALTY RETAIL — 6.7%
Advance Auto Parts, Inc.(1)	302	21,850
American Eagle Outfitters, Inc.	820	16,818
Foot Locker, Inc.(1)	827	26,563
Gap, Inc. (The)	305	9,467
Home Depot, Inc. (The)(1)	1,467	90,734
O’Reilly Automotive, Inc.(1)(2)	319	28,525
PetSmart, Inc.(1)	515	35,195
Sally Beauty Holdings, Inc.(2)	223	5,256
TJX Cos., Inc. (The)(1)	1,142	48,478
Vitamin Shoppe, Inc.(1)(2)	47	2,696
		285,582
TEXTILES, APPAREL AND LUXURY GOODS — 0.7%
Coach, Inc.(1)	73	4,052
Crocs, Inc.(1)(2)	1,179	16,966
Hanesbrands, Inc.(2)	105	3,761
RG Barry Corp.	358	5,073
		29,852
THRIFTS AND MORTGAGE FINANCE — 0.8%
Ocwen Financial Corp.(1)(2)	1,000	34,590
TOBACCO — 1.1%
Philip Morris International, Inc.(1)	548	45,835
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Boingo Wireless, Inc.(1)(2)	1,059	7,995
NTELOS Holdings Corp.	344	4,510
		12,505
TOTAL COMMON STOCKS (Cost $4,988,197)		5,348,901
Temporary Cash Investments — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% – 0.875%, 2/28/17 – 8/31/17, valued at $27,395), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $26,849)		26,849
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $13,707), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $13,424)		13,424
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $4,562), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $4,475)		4,475
TOTAL TEMPORARY CASH INVESTMENTS (Cost $44,748)		44,748
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 127.2% (Cost $5,032,945)		5,393,649

10

Shares	Value
Common Stocks Sold Short — (29.6)%
AIR FREIGHT AND LOGISTICS — (0.1)%
Pacer International, Inc.	(1,305)	$ (5,089)
AIRLINES — (0.2)%
Hawaiian Holdings, Inc.	(1,285)	(8,442)
BIOTECHNOLOGY — (0.3)%
Biospecifics Technologies Corp.	(154)	(2,302)
Idenix Pharmaceuticals, Inc.	(732)	(3,550)
Theravance, Inc.	(273)	(6,080)
		(11,932)
BUILDING PRODUCTS — (0.9)%
Insteel Industries, Inc.	(3,182)	(39,711)
CAPITAL MARKETS — (1.4)%
Ladenburg Thalmann Financial Services, Inc.	(12,064)	(16,890)
Stifel Financial Corp.	(423)	(13,523)
Virtus Investment Partners, Inc.	(246)	(29,751)
		(60,164)
CHEMICALS — (0.5)%
ADA-ES, Inc.	(486)	(8,204)
Calgon Carbon Corp.	(877)	(12,436)
		(20,640)
COMMERCIAL BANKS — (0.9)%
Bank of the Ozarks, Inc.	(473)	(15,831)
Texas Capital Bancshares, Inc.	(476)	(21,335)
		(37,166)
COMMERCIAL SERVICES AND SUPPLIES — (0.5)%
Heritage-Crystal Clean, Inc.	(665)	(9,982)
Interface, Inc.	(769)	(12,365)
		(22,347)
COMMUNICATIONS EQUIPMENT — (0.8)%
Viasat, Inc.	(853)	(33,182)
DIVERSIFIED CONSUMER SERVICES — (0.4)%
National American University Holdings, Inc.	(3,030)	(11,665)
Sotheby’s	(103)	(3,463)
		(15,128)
ELECTRIC UTILITIES — (0.1)%
ITC Holdings Corp.	(40)	(3,076)
ELECTRICAL EQUIPMENT — (0.1)%
General Cable Corp.	(72)	(2,190)
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (0.5)%
Maxwell Technologies, Inc.	(546)	(4,526)
Rogers Corp.	(369)	(18,325)
		(22,851)
ENERGY EQUIPMENT AND SERVICES — (1.1)%
Atwood Oceanics, Inc.	(417)	(19,094)
Lufkin Industries, Inc.	(128)	(7,441)
SEACOR Holdings, Inc.	(217)	(18,185)
		(44,720)
GAS UTILITIES — (1.0)%
Piedmont Natural Gas Co., Inc.	(579)	(18,129)
South Jersey Industries, Inc.	(476)	(23,957)
		(42,086)
HEALTH CARE EQUIPMENT AND SUPPLIES — (0.8)%
Derma Sciences, Inc.	(362)	(4,022)
Merit Medical Systems, Inc.	(597)	(8,298)
West Pharmaceutical Services, Inc.	(379)	(20,750)
		(33,070)
HEALTH CARE PROVIDERS AND SERVICES — (0.6)%
HMS Holdings Corp.	(968)	(25,091)
HOTELS, RESTAURANTS AND LEISURE — (0.5)%
BJ’s Restaurants, Inc.	(100)	(3,290)
Carrols Restaurant Group, Inc.	(2,188)	(13,084)
MTR Gaming Group, Inc.	(1,597)	(6,660)
		(23,034)
HOUSEHOLD DURABLES — (0.2)%
NVR, Inc.	(11)	(10,120)
INTERNET SOFTWARE AND SERVICES — (2.0)%
Internap Network Services Corp.	(4,250)	(29,495)
NIC, Inc.	(1,403)	(22,925)
SPS Commerce, Inc.	(379)	(14,125)
Stamps.com, Inc.	(115)	(2,898)
Vocus, Inc.	(1,005)	(17,467)
		(86,910)
IT SERVICES — (0.1)%
ServiceSource International, Inc.	(768)	(4,493)
LIFE SCIENCES TOOLS AND SERVICES — (0.3)%
Covance, Inc.	(186)	(10,745)
MACHINERY — (2.2)%
Colfax Corp.	(866)	(34,943)
SPX Corp.	(408)	(28,621)
Wabash National Corp.	(3,343)	(29,987)
		(93,551)
MARINE — (0.2)%
Rand Logistics, Inc.	(1,188)	(7,722)
MEDIA — (0.5)%
Clear Channel Outdoor Holdings, Inc. Class A	(1,660)	(11,653)
MDC Partners, Inc. Class A	(829)	(9,368)
		(21,021)

11

Shares	Value
METALS AND MINING — (1.5)%
AK Steel Holding Corp.	(5,291)	$ (24,338)
Allied Nevada Gold Corp.	(214)	(6,448)
Tahoe Resources, Inc.	(1,728)	(31,657)
		(62,443)
OIL, GAS AND CONSUMABLE FUELS — (1.5)%
Endeavour International Corp.	(741)	(3,838)
Kodiak Oil & Gas Corp.	(2,904)	(25,701)
Oasis Petroleum, Inc.	(83)	(2,640)
Pioneer Natural Resources Co.	(131)	(13,963)
World Fuel Services Corp.	(418)	(17,209)
		(63,351)
PHARMACEUTICALS — (1.3)%
Akorn, Inc.	(781)	(10,434)
Depomed, Inc.	(5,324)	(32,956)
Pain Therapeutics, Inc.	(4,158)	(11,268)
		(54,658)
PROFESSIONAL SERVICES — (0.8)%
Hill International, Inc.	(9,824)	(35,956)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.1)%
Rayonier, Inc.	(86)	(4,457)
REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.5)%
CBRE Group, Inc.	(1,165)	(23,184)
ROAD AND RAIL — (0.9)%
Genesee & Wyoming, Inc. Class A	(492)	(37,431)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.6)%
GT Advanced Technologies, Inc.	(3,108)	(9,386)
MEMC Electronic Materials, Inc.	(9,518)	(30,553)
SunPower Corp.	(4,937)	(27,746)
		(67,685)
SOFTWARE — (1.3)%
Callidus Software, Inc.	(2,434)	(11,050)
Informatica Corp.	(334)	(10,127)
Solera Holdings, Inc.	(109)	(5,828)
Take-Two Interactive Software, Inc.	(2,455)	(27,030)
		(54,035)
SPECIALTY RETAIL — (1.2)%
bebe stores, Inc.	(2,600)	(10,374)
CarMax, Inc.	(915)	(34,349)
Tiffany & Co.	(102)	(5,849)
		(50,572)
THRIFTS AND MORTGAGE FINANCE — (0.9)%
BofI Holding, Inc.	(529)	(14,743)
Meridian Interstate Bancorp, Inc.	(1,437)	(24,113)
		(38,856)
TRADING COMPANIES AND DISTRIBUTORS — (1.8)%
CAI International, Inc.	(982)	(21,555)
H&E Equipment Services, Inc.	(187)	(2,818)
SeaCube Container Leasing Ltd.	(1,105)	(20,829)
TAL International Group, Inc.	(126)	(4,584)
Textainer Group Holdings Ltd.	(683)	(21,487)
Titan Machinery, Inc.	(281)	(6,941)
		(78,214)
TOTAL COMMON STOCKS SOLD SHORT — (29.6)% (Proceeds $1,184,139)		(1,255,323)
OTHER ASSETS AND LIABILITIES — 2.4%		102,273
TOTAL NET ASSETS — 100.0%		$ 4,240,599

Notes to Schedule of Investments

CBOE = Chicago Board Options Exchange
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $3,755,617.

(2)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,032,945)	$5,393,649
Cash	5,836
Deposits with broker for securities sold short	8,249
Receivable for capital shares sold	92,000
Dividends and interest receivable	1,915
5,501,649

Liabilities
Securities sold short, at value (proceeds of $1,184,139)	1,255,323
Accrued management fees	5,062
Distribution and service fees payable	616
Dividend expense payable on securities sold short	49
1,261,050

Net Assets	$4,240,599

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,922,520
Accumulated net investment loss	(9,610)
Undistributed net realized gain	38,169
Net unrealized appreciation	289,520
$4,240,599

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$2,603,614	231,062	$11.27
Institutional Class, $0.01 Par Value	$341,188	30,281	$11.27
A Class, $0.01 Par Value	$527,163	46,791	$11.27*
C Class, $0.01 Par Value	$428,692	38,227	$11.21
R Class, $0.01 Par Value	$339,942	30,170	$11.27
*Maximum offering price $11.96 (net asset value divided by 0.9425)

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $317)	$67,384
Interest	36
67,420

Expenses:
Dividend expense on securities sold short	7,358
Broker fees and charges on securities sold short	6,324
Management fees	29,993
Distribution and service fees:
A Class	699
C Class	1,927
R Class	846
Directors’ fees and expenses	140
47,287

Net investment income (loss)	20,133

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	51,063
Securities sold short transactions	(4,426)
Foreign currency transactions	5
46,642

Change in net unrealized appreciation (depreciation) on:
Investments	235,542
Securities sold short	(137,188)
98,354

Net realized and unrealized gain (loss)	144,996

Net Increase (Decrease) in Net Assets Resulting from Operations	$165,129

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND PERIOD ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012(1)
Operations
Net investment income (loss)	$20,133	$(10,888)
Net realized gain (loss)	46,642	(8,373)
Change in net unrealized appreciation (depreciation)	98,354	191,166
Net increase (decrease) in net assets resulting from operations	165,129	171,905

Distributions to Shareholders
From net investment income:
Investor Class	(14,266)	(1,043)
Institutional Class	(2,608)	(462)
A Class	(1,698)	(244)
R Class	(253)	(117)
Decrease in net assets from distributions	(18,825)	(1,866)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	294,637	3,629,619

Net increase (decrease) in net assets	440,941	3,799,658

Net Assets
Beginning of period	3,799,658	—
End of period	$4,240,599	$3,799,658

Accumulated net investment loss	$(9,610)	$(10,918)

(1)	October 31, 2011 (fund inception) through June 30, 2012.

See Notes to Financial Statements.

15

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$165,129
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(2,188,284)
Proceeds from investments sold	2,011,923
Purchases to cover securities sold short	(1,027,942)
Proceeds from securities sold short	1,011,769
(Increase) decrease in short-term investments	(44,748)
(Increase) decrease in deposits with broker for securities sold short	17,170
(Increase) decrease in receivable for investments sold	70,894
(Increase) decrease in dividends and interest receivable	2,614
Increase (decrease) in payable for investments purchased	(37,592)
Increase (decrease) in accrued management fees	677
Increase (decrease) in distribution and service fees payable	110
Increase (decrease) in dividend expense payable on securities sold short	(931)
Increase (decrease) in broker fees and charges payable on securities sold short	(73)
Change in net unrealized (appreciation) depreciation on investments	(235,542)
Net realized (gain) loss on investment transactions	(51,063)
Change in net unrealized (appreciation) depreciation on securities sold short	137,188
Net realized (gain) loss on securities sold short transactions	4,426
Net cash from (used in) operating activities	(164,275)

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	802,481
Payments for shares redeemed	(606,528)
Increase (decrease) in disbursements in excess of demand deposit cash	(25,208)
Distributions paid, net of reinvestments	(634)
Net cash from (used in) financing activities	170,111

Net Increase (Decrease) In Cash	5,836
Cash at beginning of period	—
Cash at end of period	$5,836

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $18,191.

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.The fund pursues its objective by investing primarily in large capitalization publicly-traded U.S. companies. The fund takes long positions in equity securities that have been identified as most attractive. The fund takes short positions in equity securities that have been identified as least attractive. The fund invests approximately 130% in long positions and 30% in short positions though it may range from 110% to 150% long and 10% to 50% short.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. All classes of the fund commenced sale on October 31, 2011, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

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If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

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Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The beginning of period and end of period cash in the Statement of Cash Flows is the amount of domestic and foreign currency included in the fund’s Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 1.1180% to 1.3000%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2012 was 1.45% for the Investor Class, A Class, C Class and R Class and 1.25% for the Institutional Class.

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Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. ACIM owns 32% of the outstanding shares of the fund. ACIM does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2012 were $3,214,651 and $3,023,692, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2012		Period ended June 30, 2012(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	10,000,000		10,000,000
Sold	68,214	$767,297	259,750	$2,749,927
Issued in reinvestment of distributions	1,222	13,632	95	942
Redeemed	(45,428)	(513,028)	(52,791)	(569,221)
	24,008	267,901	207,054	2,181,648
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	—	—	30,000	300,000
Issued in reinvestment of distributions	234	2,608	47	462
	234	2,608	30,047	300,462
A Class/Shares Authorized	10,000,000		10,000,000
Sold	2,665	29,571	53,230	549,047
Issued in reinvestment of distributions	152	1,698	24	244
Redeemed	(8,325)	(93,485)	(955)	(10,319)
	(5,508)	(62,216)	52,299	538,972
C Class/Shares Authorized	10,000,000		10,000,000
Sold	7,513	85,000	30,714	308,000
R Class/Shares Authorized	10,000,000		10,000,000
Sold	98	1,106	30,038	300,420
Issued in reinvestment of distributions	23	253	12	117
Redeemed	(1)	(15)	—	—
	120	1,344	30,050	300,537
Net increase (decrease)	26,367	$294,637	350,164	$3,629,619

(1)	October 31, 2011 (fund inception) through June 30, 2012.

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$5,348,901	—	—
Temporary Cash Investments	—	$44,748	—
Total Value of Investment Securities	$5,348,901	$44,748	—

Securities Sold Short
Total Value of Common Stocks Sold Short	$(1,255,323)	—	—

7. Risk Factors

The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,034,515
Gross tax appreciation of investments	$522,905
Gross tax depreciation of investments	(163,771)
Net tax appreciation (depreciation) of investments	$359,134
Net tax appreciation (depreciation) on securities sold short	$(72,186)
Net tax appreciation (depreciation)	$286,948

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2012, the fund had accumulated short-term capital losses of $(3,039), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2012, the fund had late-year ordinary loss deferrals of $(10,918), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (excluding expenses on securities sold short)		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$10.86	0.06	0.41	0.47	(0.06)	$11.27	4.37%	2.11	%(4)	1.46	%(4)	1.11	%(4)	57%	$2,604
2012(5)	$10.00	(0.03)	0.90	0.87	(0.01)	$10.86	8.73%	2.48	%(4)	1.47	%(4)	(0.38	)%(4)	89%	$2,249
Institutional Class
2012(3)	$10.87	0.07	0.42	0.49	(0.09)	$11.27	4.49%	1.91	%(4)	1.26	%(4)	1.31	%(4)	57%	$341
2012(5)	$10.00	(0.01)	0.90	0.89	(0.02)	$10.87	8.87%	2.28	%(4)	1.27	%(4)	(0.18	)%(4)	89%	$327
A Class
2012(3)	$10.85	0.05	0.41	0.46	(0.04)	$11.27	4.21%	2.36	%(4)	1.71	%(4)	0.86	%(4)	57%	$527
2012(5)	$10.00	(0.05)	0.91	0.86	(0.01)	$10.85	8.59%	2.73	%(4)	1.72	%(4)	(0.63	)%(4)	89%	$567
C Class
2012(3)	$10.80	0.01	0.40	0.41	—	$11.21	3.80%	3.11	%(4)	2.46	%(4)	0.11	%(4)	57%	$429
2012(5)	$10.00	(0.09)	0.89	0.80	—	$10.80	8.00%	3.48	%(4)	2.47	%(4)	(1.38	)%(4)	89%	$332
R Class
2012(3)	$10.83	0.03	0.42	0.45	(0.01)	$11.27	4.14%	2.61	%(4)	1.96	%(4)	0.61	%(4)	57%	$340
2012(5)	$10.00	(0.06)	0.89	0.83	— (6)	$10.83	8.34%	2.98	%(4)	1.97	%(4)	(0.88	)%(4)	89%	$326

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2012 (unaudited).
(4)	Annualized.
(5)	October 31, 2011 (fund inception) through June 30, 2012.
(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

26

Notes

27

Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77354   1302

SEMIANNUAL REPORT           DECEMBER 31, 2012

Equity Growth Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BEQGX	6.34%	16.32%	1.73%	7.43%	8.70%	5/9/91
S&P 500 Index	—	5.95%	16.00%	1.66%	7.10%	8.57%(2)	—
Institutional Class	AMEIX	6.45%	16.54%	1.93%	7.64%	4.66%	1/2/98
A Class(3) No sales charge* With sales charge*	BEQAX	6.20% 0.09%	15.99% 9.31%	1.47% 0.28%	7.17% 6.54%	4.09% 3.69%	10/9/97
C Class No sales charge* With sales charge*	AEYCX	5.80% 4.80%	15.14% 15.14%	0.72% 0.72%	6.39% 6.39%	2.90% 2.90%	7/18/01
R Class	AEYRX	6.09%	15.75%	1.22%	—	3.12%	7/29/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 4/30/91, the date nearest the Investor Class’s inception for which data are available.
(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.68%	0.48%	0.93%	1.68%	1.18%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	4.1%
Exxon Mobil Corp.	3.6%
AT&T, Inc.	2.2%
Microsoft Corp.	2.2%
Pfizer, Inc.	2.2%
Johnson & Johnson	1.9%
Oracle Corp.	1.8%
International Business Machines Corp.	1.7%
Cisco Systems, Inc.	1.7%
Wal-Mart Stores, Inc.	1.6%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	8.5%
Pharmaceuticals	6.9%
Computers and Peripherals	6.5%
Insurance	6.3%
Software	6.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.5%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	0.1%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 – 12/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,063.40	$3.54	0.68%
Institutional Class	$1,000	$1,064.50	$2.50	0.48%
A Class	$1,000	$1,062.00	$4.83	0.93%
C Class	$1,000	$1,058.00	$8.71	1.68%
R Class	$1,000	$1,060.90	$6.13	1.18%
Hypothetical
Investor Class	$1,000	$1,021.78	$3.47	0.68%
Institutional Class	$1,000	$1,022.79	$2.45	0.48%
A Class	$1,000	$1,020.52	$4.74	0.93%
C Class	$1,000	$1,016.74	$8.54	1.68%
R Class	$1,000	$1,019.26	$6.01	1.18%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.5%
AEROSPACE AND DEFENSE — 4.8%
Boeing Co. (The)	240,454	$ 18,120,613
General Dynamics Corp.	301,750	20,902,223
L-3 Communications Holdings, Inc.	24,183	1,852,901
Lockheed Martin Corp.	231,002	21,319,175
Northrop Grumman Corp.	299,378	20,231,965
Raytheon Co.	217,872	12,540,712
Textron, Inc.	554,082	13,735,693
		108,703,282
AIRLINES — 0.7%
Alaska Air Group, Inc.(1)	265,211	11,427,942
Delta Air Lines, Inc.(1)	215,413	2,556,952
Spirit Airlines, Inc.(1)	100,665	1,783,784
		15,768,678
AUTO COMPONENTS — 0.5%
BorgWarner, Inc.(1)	156,088	11,179,023
Goodyear Tire & Rubber Co. (The)(1)	91,342	1,261,433
		12,440,456
BEVERAGES — 0.4%
Coca-Cola Co. (The)	225,952	8,190,760
PepsiCo, Inc.	28,356	1,940,401
		10,131,161
BIOTECHNOLOGY — 1.7%
Amgen, Inc.	320,286	27,647,088
United Therapeutics Corp.(1)	182,077	9,726,553
		37,373,641
CAPITAL MARKETS — 1.2%
Federated Investors, Inc. Class B	100,451	2,032,124
Goldman Sachs Group, Inc. (The)	186,608	23,803,716
SEI Investments Co.	59,939	1,398,976
		27,234,816
CHEMICALS — 5.0%
Agrium, Inc.	91,643	9,156,052
CF Industries Holdings, Inc.	94,845	19,268,710
Huntsman Corp.	425,782	6,769,934
LyondellBasell Industries NV, Class A	404,387	23,086,454
Methanex Corp.	22,085	703,849
Monsanto Co.	291,364	27,577,603
NewMarket Corp.	25,319	6,638,642
Sherwin-Williams Co. (The)	75,120	11,554,958
Valspar Corp.	141,195	8,810,568
		113,566,770
COMMERCIAL BANKS — 1.6%
Bank of Montreal	224,067	13,735,307
BB&T Corp.	395,893	11,524,445
Wells Fargo & Co.	347,334	11,871,876
		37,131,628
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Deluxe Corp.	40,527	1,306,590
COMMUNICATIONS EQUIPMENT — 2.0%
Brocade Communications Systems, Inc.(1)	624,622	3,329,235
Cisco Systems, Inc.	1,913,910	37,608,332
QUALCOMM, Inc.	56,149	3,482,361
		44,419,928
COMPUTERS AND PERIPHERALS — 6.5%
Apple, Inc.	172,213	91,794,696
EMC Corp.(1)	1,060,564	26,832,269
Seagate Technology plc	541,202	16,495,837
Western Digital Corp.	303,251	12,885,135
		148,007,937
CONSUMER FINANCE — 1.7%
American Express Co.	473,078	27,192,524
Cash America International, Inc.	293,130	11,628,467
		38,820,991
CONTAINERS AND PACKAGING — 0.3%
Owens-Illinois, Inc.(1)	319,861	6,803,443
DIVERSIFIED CONSUMER SERVICES — 0.3%
Coinstar, Inc.(1)	110,284	5,735,871
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Bank of America Corp.	181,353	2,103,695
Interactive Brokers Group, Inc., Class A	20,494	280,358
JPMorgan Chase & Co.	680,859	29,937,370
NYSE Euronext	177,535	5,599,454
		37,920,877
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	1,503,215	50,673,378
Verizon Communications, Inc.	699,361	30,261,350
		80,934,728
ELECTRIC UTILITIES — 0.2%
Portland General Electric Co.	126,331	3,456,416
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Tech Data Corp.(1)	107,887	4,912,095
ENERGY EQUIPMENT AND SERVICES — 0.5%
Helix Energy Solutions Group, Inc.(1)	571,626	11,798,361

7

Shares	Value
FOOD AND STAPLES RETAILING — 3.4%
Costco Wholesale Corp.	112,938	$ 11,154,886
CVS Caremark Corp.	586,915	28,377,340
Wal-Mart Stores, Inc.	532,874	36,357,993
		75,890,219
FOOD PRODUCTS — 1.5%
Campbell Soup Co.	231,230	8,067,615
Dean Foods Co.(1)	845,584	13,960,592
Smithfield Foods, Inc.(1)	560,802	12,096,499
		34,124,706
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.7%
Abbott Laboratories	539,011	35,305,221
Medtronic, Inc.	583,071	23,917,572
St. Jude Medical, Inc.	523,546	18,920,952
Stryker Corp.	93,779	5,140,965
Zimmer Holdings, Inc.	3,674	244,909
		83,529,619
HEALTH CARE PROVIDERS AND SERVICES — 1.1%
McKesson Corp.	236,387	22,920,083
UnitedHealth Group, Inc.	21,890	1,187,314
		24,107,397
HOTELS, RESTAURANTS AND LEISURE — 0.2%
Bally Technologies, Inc.(1)	49,326	2,205,365
Cracker Barrel Old Country Store, Inc.	34,637	2,225,774
		4,431,139
HOUSEHOLD DURABLES — 1.8%
Garmin Ltd.	443,901	18,120,039
Harman International Industries, Inc.	89,557	3,997,824
Newell Rubbermaid, Inc.	798,367	17,779,633
		39,897,496
HOUSEHOLD PRODUCTS — 1.4%
Energizer Holdings, Inc.	204,870	16,385,503
Procter & Gamble Co. (The)	220,463	14,967,233
		31,352,736
INDUSTRIAL CONGLOMERATES — 2.0%
Danaher Corp.	428,798	23,969,808
General Electric Co.	997,763	20,943,046
		44,912,854
INSURANCE — 6.3%
Aflac, Inc.	435,737	23,146,350
Allied World Assurance Co. Holdings AG	146,448	11,540,102
Allstate Corp. (The)	514,416	20,664,091
American International Group, Inc.(1)	366,608	12,941,262
Assurant, Inc.	157,808	5,475,938
Axis Capital Holdings Ltd.	463,792	16,065,755
Berkshire Hathaway, Inc., Class B(1)	110,524	9,914,003
Loews Corp.	56,715	2,311,136
MetLife, Inc.	524,382	17,273,143
Prudential Financial, Inc.	237,981	12,691,527
Travelers Cos., Inc. (The)	90,295	6,484,987
Validus Holdings Ltd.	132,923	4,596,477
		143,104,771
INTERNET AND CATALOG RETAIL — 0.5%
Expedia, Inc.	201,848	12,403,560
INTERNET SOFTWARE AND SERVICES — 0.8%
Google, Inc., Class A(1)	23,957	16,994,377
IT SERVICES — 2.3%
Accenture plc, Class A	148,325	9,863,612
International Business Machines Corp.	197,447	37,820,973
SAIC, Inc.	470,453	5,325,528
		53,010,113
LIFE SCIENCES TOOLS AND SERVICES — 1.0%
Agilent Technologies, Inc.	379,704	15,545,082
Life Technologies Corp.(1)	134,499	6,601,211
		22,146,293
MACHINERY — 1.6%
Crane Co.	77,190	3,572,353
Ingersoll-Rand plc	256,542	12,303,754
Parker-Hannifin Corp.	230,276	19,587,277
		35,463,384
MEDIA — 3.1%
Comcast Corp., Class A	962,396	35,974,363
DISH Network Corp., Class A	77,908	2,835,851
Regal Entertainment Group Class A	263,483	3,675,588
Scholastic Corp.	20,935	618,839
Thomson Reuters Corp.	152,690	4,437,171
Time Warner Cable, Inc.	230,195	22,372,652
		69,914,464
METALS AND MINING — 0.4%
Coeur d’Alene Mines Corp.(1)	377,861	9,295,381
MULTI-UTILITIES — 0.8%
Public Service Enterprise Group, Inc.	501,534	15,346,941
Wisconsin Energy Corp.	54,131	1,994,727
		17,341,668
MULTILINE RETAIL — 0.3%
Dillard’s, Inc., Class A	92,622	7,758,945
OIL, GAS AND CONSUMABLE FUELS — 8.5%
Chevron Corp.	187,711	20,299,068
Delek US Holdings, Inc.	40,060	1,014,319
Energy XXI Bermuda Ltd.	85,201	2,742,620

8

Shares	Value
Exxon Mobil Corp.	950,409	$ 82,257,899
Marathon Petroleum Corp.	396,014	24,948,882
Phillips 66	105,701	5,612,723
Suncor Energy, Inc.	516,479	17,033,477
Tesoro Corp.	203,830	8,978,712
Valero Energy Corp.	696,634	23,769,152
Western Refining, Inc.	228,820	6,450,436
		193,107,288
PAPER AND FOREST PRODUCTS†
Buckeye Technologies, Inc.	5,813	166,891
PERSONAL PRODUCTS — 0.5%
Nu Skin Enterprises, Inc., Class A	296,528	10,986,362
PHARMACEUTICALS — 6.9%
Eli Lilly & Co.	559,180	27,578,758
Johnson & Johnson	598,728	41,970,833
Merck & Co., Inc.	876,167	35,870,277
Pfizer, Inc.	1,993,592	49,999,287
		155,419,155
PROFESSIONAL SERVICES — 1.0%
Dun & Bradstreet Corp.	213,351	16,780,056
Equifax, Inc.	117,075	6,336,099
		23,116,155
ROAD AND RAIL — 1.0%
AMERCO, Inc.	2,670	338,583
Union Pacific Corp.	180,698	22,717,352
		23,055,935
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.6%
Applied Materials, Inc.	1,760,686	20,142,248
Broadcom Corp., Class A	596,671	19,815,444
Intel Corp.	442,939	9,137,831
KLA-Tencor Corp.	355,826	16,994,250
Texas Instruments, Inc.	469,214	14,517,481
		80,607,254
SOFTWARE — 6.0%
Activision Blizzard, Inc.	163,652	1,737,984
Adobe Systems, Inc.(1)	560,424	21,116,776
CA, Inc.	513,331	11,283,016
Microsoft Corp.	1,880,274	50,259,724
Oracle Corp.	1,218,654	40,605,551
Symantec Corp.(1)	525,111	9,877,338
		134,880,389
SPECIALTY RETAIL — 4.6%
American Eagle Outfitters, Inc.	348,867	7,155,262
Buckle, Inc. (The)	100,467	4,484,847
Foot Locker, Inc.	176,479	5,668,505
GameStop Corp., Class A	82,829	2,078,180
Home Depot, Inc. (The)	550,633	34,056,651
O’Reilly Automotive, Inc.(1)	134,926	12,065,083
PetSmart, Inc.	229,990	15,717,517
TJX Cos., Inc. (The)	528,802	22,447,645
		103,673,690
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Hanesbrands, Inc.(1)	102,070	3,656,147
THRIFTS AND MORTGAGE FINANCE — 0.2%
Ocwen Financial Corp.(1)	153,950	5,325,130
TOBACCO — 0.8%
Philip Morris International, Inc.	105,746	8,844,595
Universal Corp.	207,815	10,372,047
		19,216,642
TOTAL COMMON STOCKS (Cost $1,881,424,679)		2,225,357,829
Temporary Cash Investments — 1.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $16,796,912), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $16,461,870)		16,461,760
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $8,404,469), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $8,230,949)		8,230,880
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $2,796,804), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $2,743,644)		2,743,626
SSgA U.S. Government Money Market Fund	3,578,071	3,578,071
TOTAL TEMPORARY CASH INVESTMENTS (Cost $31,014,337)		31,014,337
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,912,439,016)		2,256,372,166
OTHER ASSETS AND LIABILITIES — 0.1%		3,339,397
TOTAL NET ASSETS — 100.0%		$2,259,711,563

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,912,439,016)	$2,256,372,166
Receivable for capital shares sold	4,804,858
Dividends and interest receivable	1,492,822
2,262,669,846

Liabilities
Disbursements in excess of demand deposit cash	16,592
Payable for capital shares redeemed	1,657,340
Accrued management fees	1,231,930
Distribution and service fees payable	52,421
2,958,283

Net Assets	$2,259,711,563

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,089,422,203
Accumulated net investment loss	(42,956)
Accumulated net realized loss	(173,600,834)
Net unrealized appreciation	343,933,150
$2,259,711,563

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,774,001,386	72,445,535	$24.49
Institutional Class, $0.01 Par Value	$264,849,666	10,810,980	$24.50
A Class, $0.01 Par Value	$205,604,781	8,402,083	$24.47*
C Class, $0.01 Par Value	$7,428,516	305,389	$24.32
R Class, $0.01 Par Value	$7,827,214	319,639	$24.49

*Maximum offering price $25.96 (net asset value divided by 0.9425)

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $300,331)	$32,204,074
Interest	17,601
32,221,675

Expenses:
Management fees	7,232,627
Distribution and service fees:
A Class	243,789
C Class	36,492
R Class	18,776
Directors’ fees and expenses	58,774
Other expenses	45
7,590,503

Net investment income (loss)	24,631,172

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	107,927,505
Futures contract transactions	722,927
Foreign currency transactions	4,932
108,655,364

Change in net unrealized appreciation (depreciation) on:
Investments	(232,948)
Translation of assets and liabilities in foreign currencies	(965)
(233,913)

Net realized and unrealized gain (loss)	108,421,451

Net Increase (Decrease) in Net Assets Resulting from Operations	$133,052,623

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND YEAR ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012
Operations
Net investment income (loss)	$24,631,172	$29,918,973
Net realized gain (loss)	108,655,364	75,656,086
Change in net unrealized appreciation (depreciation)	(233,913)	415,011
Net increase (decrease) in net assets resulting from operations	133,052,623	105,990,070

Distributions to Shareholders
From net investment income:
Investor Class	(20,324,944)	(23,667,137)
Institutional Class	(3,814,647)	(3,489,986)
A Class	(2,061,622)	(2,212,441)
B Class	—	(72)
C Class	(45,573)	(35,349)
R Class	(69,220)	(62,251)
Decrease in net assets from distributions	(26,316,006)	(29,467,236)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	84,683,607	(18,326,490)

Net increase (decrease) in net assets	191,420,224	58,196,344

Net Assets
Beginning of period	2,068,291,339	2,010,094,995
End of period	$2,259,711,563	$2,068,291,339

Accumulated undistributed net investment income (loss)	$(42,956)	$1,641,878

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in large capitalization common stocks.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

13

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2012 was 0.67% for the Investor Class, A Class, C Class and R Class and 0.47% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 12% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2012 were $1,159,285,113 and $1,093,789,984, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2012		Year ended June 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	6,921,788	$167,519,470	13,662,697	$304,186,412
Issued in reinvestment of distributions	815,816	20,004,859	1,057,839	23,297,369
Redeemed	(6,293,025)	(152,214,709)	(15,962,625)	(348,644,466)
	1,444,579	35,309,620	(1,242,089)	(21,160,685)
Institutional Class/Shares Authorized	90,000,000		90,000,000
Sold	6,002,006	145,684,911	1,700,903	36,390,642
Issued in reinvestment of distributions	155,074	3,811,307	157,706	3,475,998
Redeemed	(4,646,762)	(113,327,793)	(1,503,528)	(32,878,378)
	1,510,318	36,168,425	355,081	6,988,262
A Class/Shares Authorized	80,000,000		80,000,000
Sold	1,039,670	25,084,064	1,277,027	28,345,179
Issued in reinvestment of distributions	82,373	2,018,181	99,262	2,185,121
Redeemed	(602,399)	(14,587,582)	(1,645,596)	(36,065,728)
	519,644	12,514,663	(269,307)	(5,535,428)
B Class/Shares Authorized	N/A		N/A
Issued in reinvestment of distributions			4	72
Redeemed			(3,605)	(74,955)
			(3,601)	(74,883)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	38,795	931,015	86,960	1,911,255
Issued in reinvestment of distributions	1,736	42,211	1,474	32,392
Redeemed	(38,292)	(901,072)	(82,883)	(1,800,660)
	2,239	72,154	5,551	142,987
R Class/Shares Authorized	10,000,000		10,000,000
Sold	60,379	1,450,609	156,367	3,437,729
Issued in reinvestment of distributions	2,825	69,220	2,821	62,251
Redeemed	(37,572)	(901,084)	(97,208)	(2,186,723)
	25,632	618,745	61,980	1,313,257
Net increase (decrease)	3,502,412	$84,683,607	(1,092,385)	$(18,326,490)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

16

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$2,225,357,829	—	—
Temporary Cash Investments	3,578,071	$27,436,266	—
Total Value of Investment Securities	$2,228,935,900	$27,436,266	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2012, the effect of equity price risk derivative instruments on the Statement of Operations was $722,927 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,917,864,289
Gross tax appreciation of investments	$355,413,788
Gross tax depreciation of investments	(16,905,911)
Net tax appreciation (depreciation) of investments	$338,507,877

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2012, the fund had accumulated short-term capital losses of $(270,507,530), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$23.30	0.27	1.21	1.48	(0.29)	—	(0.29)	$24.49	6.34%	0.68	%(4)	2.19	%(4)	50%	$1,774,001
2012	$22.37	0.34	0.93	1.27	(0.34)	—	(0.34)	$23.30	5.76%	0.68%		1.55%		86%	$1,654,130
2011	$17.20	0.26	5.16	5.42	(0.25)	—	(0.25)	$22.37	31.66%	0.69%		1.28%		74%	$1,615,829
2010	$15.32	0.21	1.87	2.08	(0.20)	—	(0.20)	$17.20	13.47%	0.70%		1.14%		64%	$1,371,992
2009	$21.84	0.27	(6.45)	(6.18)	(0.34)	—	(0.34)	$15.32	(28.37)%	0.70%		1.66%		107%	$1,339,582
2008	$26.91	0.25	(3.36)	(3.11)	(0.18)	(1.78)	(1.96)	$21.84	(12.12)%	0.67%		1.01%		105%	$2,046,107
Institutional Class
2012(3)	$23.31	0.29	1.21	1.50	(0.31)	—	(0.31)	$24.50	6.45%	0.48	%(4)	2.39	%(4)	50%	$264,850
2012	$22.38	0.38	0.93	1.31	(0.38)	—	(0.38)	$23.31	5.97%	0.48%		1.75%		86%	$216,802
2011	$17.21	0.30	5.17	5.47	(0.30)	—	(0.30)	$22.38	31.91%	0.49%		1.48%		74%	$200,191
2010	$15.33	0.24	1.87	2.11	(0.23)	—	(0.23)	$17.21	13.69%	0.50%		1.34%		64%	$203,860
2009	$21.86	0.31	(6.46)	(6.15)	(0.38)	—	(0.38)	$15.33	(28.21)%	0.50%		1.86%		107%	$168,092
2008	$26.92	0.29	(3.35)	(3.06)	(0.22)	(1.78)	(2.00)	$21.86	(11.95)%	0.47%		1.21%		105%	$443,647

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For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$23.28	0.24		1.20	1.44	(0.25)	—	(0.25)	$24.47	6.20%	0.93	%(4)	1.94	%(4)	50%	$205,605
2012	$22.35	0.28		0.93	1.21	(0.28)	—	(0.28)	$23.28	5.51%	0.93%		1.30%		86%	$183,498
2011	$17.19	0.20		5.16	5.36	(0.20)	—	(0.20)	$22.35	31.30%	0.94%		1.03%		74%	$182,195
2010	$15.31	0.16		1.87	2.03	(0.15)	—	(0.15)	$17.19	13.20%	0.95%		0.89%		64%	$237,076
2009	$21.81	0.23		(6.44)	(6.21)	(0.29)	—	(0.29)	$15.31	(28.54)%	0.95%		1.41%		107%	$226,830
2008	$26.89	0.18		(3.34)	(3.16)	(0.14)	(1.78)	(1.92)	$21.81	(12.33)%	0.92%		0.76%		105%	$336,939
C Class
2012(3)	$23.13	0.15		1.19	1.34	(0.15)	—	(0.15)	$24.32	5.80%	1.68	%(4)	1.19	%(4)	50%	$7,429
2012	$22.21	0.12		0.92	1.04	(0.12)	—	(0.12)	$23.13	4.71%	1.68%		0.55%		86%	$7,013
2011	$17.08	0.06		5.12	5.18	(0.05)	—	(0.05)	$22.21	30.34%	1.69%		0.28%		74%	$6,611
2010	$15.22	0.03		1.85	1.88	(0.02)	—	(0.02)	$17.08	12.33%	1.70%		0.14%		64%	$5,536
2009	$21.64	0.11		(6.40)	(6.29)	(0.13)	—	(0.13)	$15.22	(29.06)%	1.70%		0.66%		107%	$5,108
2008	$26.76	—	(6)	(3.33)	(3.33)	(0.01)	(1.78)	(1.79)	$21.64	(13.01)%	1.67%		0.01%		105%	$7,634
R Class
2012(3)	$23.29	0.21		1.21	1.42	(0.22)	—	(0.22)	$24.49	6.09%	1.18	%(4)	1.69	%(4)	50%	$7,827
2012	$22.36	0.23		0.93	1.16	(0.23)	—	(0.23)	$23.29	5.24%	1.18%		1.05%		86%	$6,848
2011	$17.20	0.16		5.15	5.31	(0.15)	—	(0.15)	$22.36	30.95%	1.19%		0.78%		74%	$5,189
2010	$15.32	0.12		1.87	1.99	(0.11)	—	(0.11)	$17.20	12.91%	1.20%		0.64%		64%	$3,770
2009	$21.81	0.18		(6.43)	(6.25)	(0.24)	—	(0.24)	$15.32	(28.71)%	1.20%		1.16%		107%	$1,764
2008	$26.91	0.13		(3.36)	(3.23)	(0.09)	(1.78)	(1.87)	$21.81	(12.56)%	1.17%		0.51%		105%	$752

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2012 (unaudited).
(4)	Annualized.
(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

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Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77348   1302

SEMIANNUAL REPORT         DECEMBER 31, 2012

Disciplined Growth Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ADSIX	4.30%	15.72%	2.84%	5.69%	9/30/05
Russell 1000 Growth Index	—	4.71%	15.26%	3.12%	5.41%	—
Institutional Class	ADCIX	4.42%	15.91%	3.06%	5.90%	9/30/05
A Class(2) No sales charge* With sales charge*	ADCVX	4.21% -1.76%	15.47% 8.86%	2.61% 1.40%	5.43% 4.58%	9/30/05
C Class No sales charge* With sales charge*	ADCCX	3.85% 2.85%	14.61% 14.61%	1.83% 1.83%	1.56% 1.56%	9/28/07
R Class	ADRRX	4.14%	15.12%	2.34%	5.17%	9/30/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.04%	0.84%	1.29%	2.04%	1.54%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	7.8%
Microsoft Corp.	3.6%
Google, Inc., Class A	3.2%
Oracle Corp.	2.6%
International Business Machines Corp.	2.2%
Verizon Communications, Inc.	2.2%
Abbott Laboratories	2.1%
Wal-Mart Stores, Inc.	2.0%
Home Depot, Inc. (The)	1.8%
QUALCOMM, Inc.	1.8%

Top Five Industries	% of net assets
Computers and Peripherals	9.6%
Software	9.1%
Specialty Retail	6.1%
IT Services	5.3%
Chemicals	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.2%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	0.3%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 – 12/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,043.00	$5.30	1.03%
Institutional Class	$1,000	$1,044.20	$4.28	0.83%
A Class	$1,000	$1,042.10	$6.59	1.28%
C Class	$1,000	$1,038.50	$10.43	2.03%
R Class	$1,000	$1,041.40	$7.87	1.53%
Hypothetical
Investor Class	$1,000	$1,020.01	$5.24	1.03%
Institutional Class	$1,000	$1,021.02	$4.23	0.83%
A Class	$1,000	$1,018.75	$6.51	1.28%
C Class	$1,000	$1,014.97	$10.31	2.03%
R Class	$1,000	$1,017.49	$7.78	1.53%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.2%
AEROSPACE AND DEFENSE — 4.0%
Boeing Co. (The)	20,316	$ 1,531,014
Honeywell International, Inc.	8,269	524,834
Lockheed Martin Corp.	12,021	1,109,418
Textron, Inc.	31,072	770,275
United Technologies Corp.	2,943	241,355
		4,176,896
AIR FREIGHT AND LOGISTICS — 0.4%
FedEx Corp.	4,840	443,925
AIRLINES — 1.3%
Alaska Air Group, Inc.(1)	4,396	189,424
Delta Air Lines, Inc.(1)	85,049	1,009,531
Spirit Airlines, Inc.(1)	8,414	149,096
		1,348,051
AUTO COMPONENTS — 0.3%
Cooper Tire & Rubber Co.	1,854	47,017
Gentherm, Inc.(1)	19,282	256,451
		303,468
BEVERAGES — 1.9%
Coca-Cola Co. (The)	34,024	1,233,370
PepsiCo, Inc.	11,052	756,288
		1,989,658
BIOTECHNOLOGY — 3.9%
Alexion Pharmaceuticals, Inc.(1)	258	24,203
Amgen, Inc.	18,843	1,626,528
Biogen Idec, Inc.(1)	4,986	731,296
Celgene Corp.(1)	16,385	1,289,827
United Therapeutics Corp.(1)	7,640	408,129
		4,079,983
CAPITAL MARKETS — 0.4%
SEI Investments Co.	18,192	424,601
CHEMICALS — 5.0%
CF Industries Holdings, Inc.	4,280	869,525
Georgia Gulf Corp.	8,342	344,358
LyondellBasell Industries NV, Class A	15,437	881,298
Monsanto Co.	16,751	1,585,482
NewMarket Corp.	3,353	879,157
Sherwin-Williams Co. (The)	3,839	590,515
		5,150,335
COMMUNICATIONS EQUIPMENT — 1.9%
Harris Corp.	3,547	173,661
QUALCOMM, Inc.	29,289	1,816,504
		1,990,165
COMPUTERS AND PERIPHERALS — 9.6%
Apple, Inc.	15,117	8,057,814
EMC Corp.(1)	61,190	1,548,107
Western Digital Corp.	6,779	288,040
		9,893,961
CONSUMER FINANCE — 1.1%
American Express Co.	14,900	856,452
World Acceptance Corp.(1)	3,485	259,842
		1,116,294
CONTAINERS AND PACKAGING — 0.9%
AEP Industries, Inc.(1)	911	53,958
Owens-Illinois, Inc.(1)	40,180	854,629
		908,587
DIVERSIFIED CONSUMER SERVICES — 0.7%
Coinstar, Inc.(1)	13,353	694,490
DIVERSIFIED FINANCIAL SERVICES — 0.7%
MSCI, Inc., Class A(1)	22,024	682,524
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
Atlantic Tele-Network, Inc.	3,173	116,481
Verizon Communications, Inc.	51,676	2,236,020
		2,352,501
ELECTRICAL EQUIPMENT — 0.2%
EnerSys(1)	5,320	200,192
ENERGY EQUIPMENT AND SERVICES — 0.6%
Schlumberger Ltd.	8,446	585,223
FOOD AND STAPLES RETAILING — 4.5%
Costco Wholesale Corp.	13,673	1,350,482
CVS Caremark Corp.	20,501	991,223
Wal-Mart Stores, Inc.	30,594	2,087,429
Whole Foods Market, Inc.	3,034	277,095
		4,706,229
FOOD PRODUCTS — 1.1%
Campbell Soup Co.	10,189	355,494
Darling International, Inc.(1)	34,206	548,664
Dean Foods Co.(1)	13,593	224,421
Kraft Foods Group, Inc.	641	29,146
		1,157,725
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.5%
Abbott Laboratories	33,712	2,208,136
Intuitive Surgical, Inc.(1)	455	223,118
Medtronic, Inc.	18,421	755,630
St. Jude Medical, Inc.	25,445	919,582
Stryker Corp.	9,426	516,733
		4,623,199
HEALTH CARE PROVIDERS AND SERVICES — 1.1%
McKesson Corp.	11,662	1,130,748

7

Shares	Value
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp.(1)	7,217	$ 560,328
HOTELS, RESTAURANTS AND LEISURE — 1.8%
Bally Technologies, Inc.(1)	12,733	569,292
Cracker Barrel Old Country Store, Inc.	4,723	303,500
McDonald’s Corp.	5,222	460,633
SHFL Entertainment, Inc.(1)	28,355	411,148
Yum! Brands, Inc.	1,413	93,823
		1,838,396
HOUSEHOLD DURABLES — 0.8%
Garmin Ltd.	20,227	825,666
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	523	48,560
Danaher Corp.	17,384	971,766
		1,020,326
INSURANCE — 2.5%
Homeowners Choice, Inc.	39,927	830,082
Marsh & McLennan Cos., Inc.	15,193	523,703
Travelers Cos., Inc. (The)	13,231	950,251
Validus Holdings Ltd.	9,078	313,917
		2,617,953
INTERNET AND CATALOG RETAIL — 1.0%
Amazon.com, Inc.(1)	1,693	425,180
Expedia, Inc.	9,789	601,534
		1,026,714
INTERNET SOFTWARE AND SERVICES — 3.2%
Google, Inc., Class A(1)	4,653	3,300,699
IT SERVICES — 5.3%
Accenture plc, Class A	20,557	1,367,041
International Business Machines Corp.	11,679	2,237,113
MasterCard, Inc., Class A	1,364	670,106
SAIC, Inc.	17,841	201,960
Total System Services, Inc.	22,530	482,593
Visa, Inc., Class A	3,018	457,468
Western Union Co. (The)	6,045	82,272
		5,498,553
LEISURE EQUIPMENT AND PRODUCTS — 0.5%
LeapFrog Enterprises, Inc.(1)	6,339	54,705
Polaris Industries, Inc.	4,333	364,622
Smith & Wesson Holding Corp.(1)	15,402	129,993
		549,320
LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Agilent Technologies, Inc.	7,741	316,917
Life Technologies Corp.(1)	9,529	467,683
		784,600
MACHINERY — 1.7%
Caterpillar, Inc.	112	10,033
Ingersoll-Rand plc	13,270	636,429
Parker-Hannifin Corp.	9,972	848,218
WABCO Holdings, Inc.(1)	4,083	266,171
		1,760,851
MEDIA — 2.7%
Comcast Corp., Class A	41,116	1,536,916
ReachLocal, Inc.(1)	15,409	198,930
Time Warner Cable, Inc.	10,453	1,015,927
		2,751,773
METALS AND MINING — 0.5%
Coeur d’Alene Mines Corp.(1)	22,696	558,322
MULTILINE RETAIL — 0.2%
Macy’s, Inc.	5,902	230,296
OIL, GAS AND CONSUMABLE FUELS — 0.9%
Alon USA Energy, Inc.	16,762	303,225
Energy XXI Bermuda Ltd.	6,001	193,172
Western Refining, Inc.	17,168	483,966
		980,363
PERSONAL PRODUCTS — 1.0%
Nu Skin Enterprises, Inc., Class A	11,770	436,078
USANA Health Sciences, Inc.(1)	17,160	565,079
		1,001,157
PHARMACEUTICALS — 3.6%
Allergan, Inc.	5,530	507,267
Bristol-Myers Squibb Co.	43,066	1,403,521
Eli Lilly & Co.	22,771	1,123,065
Johnson & Johnson	6,172	432,657
Warner Chilcott plc Class A	21,418	257,873
		3,724,383
PROFESSIONAL SERVICES — 1.6%
Dun & Bradstreet Corp.	10,083	793,028
Equifax, Inc.	15,962	863,863
		1,656,891
ROAD AND RAIL — 0.6%
Union Pacific Corp.	4,744	596,416
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.8%
Analog Devices, Inc.	13,392	563,267
Broadcom Corp., Class A	28,584	949,275
Intel Corp.	19,610	404,554
LSI Corp.(1)	85,904	608,200
Skyworks Solutions, Inc.(1)	7,439	151,012
Texas Instruments, Inc.	39,350	1,217,489
		3,893,797

8

Shares	Value
SOFTWARE — 9.1%
Adobe Systems, Inc.(1)	25,400	$ 957,072
Cadence Design Systems, Inc.(1)	38,741	523,391
Intuit, Inc.	15,470	920,465
Microsoft Corp.	139,040	3,716,539
Oracle Corp.	80,742	2,690,323
Synopsys, Inc.(1)	20,389	649,186
		9,456,976
SPECIALTY RETAIL — 6.1%
American Eagle Outfitters, Inc.	17,727	363,581
Foot Locker, Inc.	22,327	717,143
Gap, Inc. (The)	7,881	244,626
Home Depot, Inc. (The)	29,877	1,847,893
O’Reilly Automotive, Inc.(1)	11,276	1,008,300
PetSmart, Inc.	12,970	886,370
TJX Cos., Inc. (The)	29,087	1,234,743
		6,302,656
TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
Hanesbrands, Inc.(1)	23,206	831,239
THRIFTS AND MORTGAGE FINANCE — 0.7%
Ocwen Financial Corp.(1)	21,842	755,515
TOBACCO — 1.1%
Philip Morris International, Inc.	13,594	1,137,002
TOTAL COMMON STOCKS (Cost $92,373,997)		101,618,947

Value
Temporary Cash Investments — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations,
0.625% – 0.875%, 2/28/17 – 8/31/17, valued at $925,535), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $907,074)
$ 907,068
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $463,099), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $453,538)	453,534
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $154,108), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $151,179)	151,178
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,511,780)	1,511,780
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $93,885,777)	103,130,727
OTHER ASSETS AND LIABILITIES — 0.3%	307,083
TOTAL NET ASSETS — 100.0%	$103,437,810

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $93,885,777)	$103,130,727
Cash	197,311
Receivable for capital shares sold	527,217
Dividends and interest receivable	46,847
103,902,102

Liabilities
Payable for capital shares redeemed	365,929
Accrued management fees	87,139
Distribution and service fees payable	11,224
464,292

Net Assets	$103,437,810

Net Assets Consist of:
Capital (par value and paid-in surplus)	$95,040,854
Accumulated net investment loss	(23,314)
Accumulated net realized loss	(824,680)
Net unrealized appreciation	9,244,950
$103,437,810

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$66,587,356	4,812,846	$13.84
Institutional Class, $0.01 Par Value	$2,121,785	153,029	$13.87
A Class, $0.01 Par Value	$26,415,072	1,914,114	$13.80*
C Class, $0.01 Par Value	$5,343,519	396,182	$13.49
R Class, $0.01 Par Value	$2,970,078	216,996	$13.69
*Maximum offering price $14.64 (net asset value divided by 0.9425)

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,096)	$1,133,237
Interest	1,011
1,134,248

Expenses:
Management fees	475,738
Distribution and service fees:
A Class	28,163
C Class	22,753
R Class	5,659
Directors’ fees and expenses	2,954
535,267

Net investment income (loss)	598,981

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,796,586
Foreign currency transactions	70
1,796,656

Change in net unrealized appreciation (depreciation) on investments	979,723

Net realized and unrealized gain (loss)	2,776,379

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,375,360

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND YEAR ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012
Operations
Net investment income (loss)	$598,981	$380,826
Net realized gain (loss)	1,796,656	(1,151,763)
Change in net unrealized appreciation (depreciation)	979,723	3,130,433
Net increase (decrease) in net assets resulting from operations	3,375,360	2,359,496

Distributions to Shareholders
From net investment income:
Investor Class	(590,758)	(212,216)
Institutional Class	(21,832)	(4,207)
A Class	(170,921)	(19,403)
R Class	(12,110)	(97)
Decrease in net assets from distributions	(795,621)	(235,923)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	22,187,451	38,209,077

Net increase (decrease) in net assets	24,767,190	40,332,650

Net Assets
Beginning of period	78,670,620	38,337,970
End of period	$103,437,810	$78,670,620

Accumulated undistributed net investment income (loss)	$(23,314)	$173,326

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in large capitalization publicly-traded U.S. companies.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

13

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.6880% to 0.8700%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2012 was 1.02% for the Investor Class, A Class, C Class and R Class and 0.82% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2012 were $63,065,696 and $41,975,839, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2012		Year ended June 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	1,272,761	$17,659,972	3,578,682	$46,180,344
Issued in reinvestment of distributions	42,446	581,934	17,243	209,676
Redeemed	(820,505)	(11,301,260)	(1,725,812)	(21,732,668)
	494,702	6,940,646	1,870,113	24,657,352
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	123,453	1,721,478	32,264	419,527
Issued in reinvestment of distributions	1,589	21,832	346	4,207
Redeemed	(37,424)	(514,324)	(207,473)	(2,522,693)
	87,618	1,228,986	(174,863)	(2,098,959)
A Class/Shares Authorized	10,000,000		10,000,000
Sold	850,212	11,800,647	1,100,809	14,250,995
Issued in reinvestment of distributions	12,189	166,749	1,565	18,988
Redeemed	(128,062)	(1,772,576)	(159,101)	(2,008,105)
	734,339	10,194,820	943,273	12,261,878
B Class/Shares Authorized	N/A		N/A
Redeemed			(8,382)	(97,146)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	165,317	2,221,453	269,754	3,378,081
Redeemed	(29,994)	(401,769)	(22,213)	(292,954)
	135,323	1,819,684	247,541	3,085,127
R Class/Shares Authorized	10,000,000		10,000,000
Sold	178,488	2,409,094	73,366	928,543
Issued in reinvestment of distributions	892	12,110	8	97
Redeemed	(30,347)	(417,889)	(44,265)	(527,815)
	149,033	2,003,315	29,109	400,825
Net increase (decrease)	1,601,015	$22,187,451	2,906,791	$38,209,077

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$101,618,947	—	—
Temporary Cash Investments	—	$1,511,780	—
Total Value of Investment Securities	$101,618,947	$1,511,780	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$94,057,710
Gross tax appreciation of investments	$10,454,364
Gross tax depreciation of investments	(1,381,347)
Net tax appreciation (depreciation) of investments	$9,073,017

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2012, the fund had accumulated short-term capital losses of $(1,964,269), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(1,347,871) expire in 2018 and the remaining losses are unlimited.

As of June 30, 2012, the fund had post-October capital loss deferrals of $(459,642), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$13.38	0.10	0.48	0.58	(0.12)	—	(0.12)	$13.84	4.30%	1.03	%(4)	1.40	%(4)	46%	$66,587
2012	$12.85	0.09	0.50	0.59	(0.06)	—	(0.06)	$13.38	4.68%	1.04%		0.73%		94%	$57,780
2011	$9.27	0.04	3.57	3.61	(0.03)	—	(0.03)	$12.85	39.00%	1.04%		0.37%		117%	$31,450
2010	$8.01	0.04	1.27	1.31	(0.05)	—	(0.05)	$9.27	16.35%	1.05%		0.46%		84%	$12,787
2009	$11.12	0.04	(3.12)	(3.08)	(0.03)	—	(0.03)	$8.01	(27.63)%	1.05%		0.44%		98%	$10,440
2008	$12.35	(0.01)	(0.74)	(0.75)	—	(0.48)	(0.48)	$11.12	(6.38)%	1.03%		(0.07)%		134%	$16,093
Institutional Class
2012(3)	$13.42	0.10	0.50	0.60	(0.15)	—	(0.15)	$13.87	4.42%	0.83	%(4)	1.60	%(4)	46%	$2,122
2012	$12.89	0.10	0.52	0.62	(0.09)	—	(0.09)	$13.42	4.87%	0.84%		0.93%		94%	$878
2011	$9.30	0.06	3.59	3.65	(0.06)	—	(0.06)	$12.89	39.26%	0.84%		0.57%		117%	$3,097
2010	$8.03	0.06	1.28	1.34	(0.07)	—	(0.07)	$9.30	16.67%	0.85%		0.66%		84%	$2,152
2009	$11.15	0.05	(3.12)	(3.07)	(0.05)	—	(0.05)	$8.03	(27.50)%	0.85%		0.64%		98%	$2,265
2008	$12.36	0.01	(0.74)	(0.73)	—	(0.48)	(0.48)	$11.15	(6.22)%	0.83%		0.13%		134%	$4,194

18

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$13.33	0.08	0.48	0.56	(0.09)	—	(0.09)	$13.80	4.21%	1.28	%(4)	1.15	%(4)	46%		$26,415
2012	$12.80	0.07	0.49	0.56	(0.03)	—	(0.03)	$13.33	4.44%	1.29%		0.48%		94%		$15,726
2011	$9.23	0.02	3.55	3.57	— (6)	—	— (6)	$12.80	38.71%	1.29%		0.12%		117%		$3,026
2010	$7.98	0.02	1.26	1.28	(0.03)	—	(0.03)	$9.23	16.00%	1.30%		0.21%		84%		$661
2009	$11.07	0.02	(3.09)	(3.07)	(0.02)	—	(0.02)	$7.98	(27.76)%	1.30%		0.19%		98%		$408
2008	$12.33	(0.04)	(0.74)	(0.78)	—	(0.48)	(0.48)	$11.07	(6.65)%	1.28%		(0.32)%		134%		$571
C Class
2012(3)	$12.99	0.03	0.47	0.50	—	—	—	$13.49	3.85%	2.03	%(4)	0.40	%(4)	46%		$5,344
2012	$12.53	(0.03)	0.49	0.46	—	—	—	$12.99	3.67%	2.04%		(0.27)%		94%		$3,389
2011	$9.11	(0.07)	3.49	3.42	—	—	—	$12.53	37.54%	2.04%		(0.63)%		117%		$167
2010	$7.91	(0.05)	1.25	1.20	—	—	—	$9.11	15.17%	2.05%		(0.54)%		84%		$41
2009	$11.04	(0.04)	(3.09)	(3.13)	—	—	—	$7.91	(28.35)%	2.05%		(0.56)%		98%		$54
2008(7)	$12.93	(0.09)	(1.32)	(1.41)	—	(0.48)	(0.48)	$11.04	(11.22)%	2.03	%(4)	(1.01	)%(4)	134	%(8)	$22
R Class
2012(3)	$13.20	0.07	0.48	0.55	(0.06)	—	(0.06)	$13.69	4.14%	1.53	%(4)	0.90	%(4)	46%		$2,970
2012	$12.68	0.02	0.50	0.52	— (6)	—	— (6)	$13.20	4.13%	1.54%		0.23%		94%		$897
2011	$9.17	(0.01)	3.52	3.51	—	—	—	$12.68	38.28%	1.54%		(0.13)%		117%		$493
2010	$7.92	— (6)	1.25	1.25	— (6)	—	— (6)	$9.17	15.82%	1.55%		(0.04)%		84%		$264
2009	$11.00	— (6)	(3.08)	(3.08)	—	—	—	$7.92	(28.00)%	1.55%		(0.06)%		98%		$417
2008	$12.28	(0.07)	(0.73)	(0.80)	—	(0.48)	(0.48)	$11.00	(6.84)%	1.53%		(0.57)%		134%		$576

19

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2012 (unaudited).
(4)	Annualized.
(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(6)	Per-share amount was less than $0.005.
(7)	September 28, 2007 (commencement of sale) through June 30, 2008.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77347   1302

SEMIANNUAL REPORT                  DECEMBER 31, 2012

Global Gold Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	17
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BGEIX	6.44%	-7.86%	2.34%	11.06%	4.71%	8/17/88
NYSE Arca Gold Miners Index	—	4.88%	-8.46%	1.16%	N/A(2)	N/A(2)	—
MSCI World Index	—	9.36%	15.83%	-1.18%	7.51%	6.62%(3)	—
Institutional Class	AGGNX	6.57%	-7.66%	2.56%	—	3.12%	9/28/07
A Class(4) No sales charge* With sales charge*	ACGGX	6.30% 0.19%	-8.06% -13.34%	2.09% 0.89%	10.78% 10.13%	9.11% 8.67%	5/6/98
C Class No sales charge* With sales charge*	AGYCX	5.85% 4.85%	-8.80% -8.80%	1.32% 1.32%	— —	1.89% 1.89%	9/28/07
R Class	AGGWX	6.16%	-8.30%	1.83%	—	2.40%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark total return data first available October 2004.

(3)	Since 8/31/88, the date nearest the Investor Class’s inception for which data are available.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.69%	0.49%	0.94%	1.69%	1.19%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Fund Characteristics

DECEMBER 31, 2012
Top Ten Holdings	% of net assets
Goldcorp, Inc.(1)	11.0%
Barrick Gold Corp.	10.5%
Newmont Mining Corp.	7.2%
Yamana Gold, Inc.(1)	6.3%
Silver Wheaton Corp.	5.3%
Agnico-Eagle Mines Ltd.(1)	4.5%
Randgold Resources Ltd. ADR	4.4%
Eldorado Gold Corp.	4.0%
Kinross Gold Corp.(1)	3.8%
Royal Gold, Inc.	3.7%
(1)Includes shares traded on all exchanges.

Geographic Composition	% of net assets
Canada	69.4%
United States	14.1%
South Africa	6.5%
United Kingdom	4.8%
Peru	3.6%
Australia	0.8%
Cash and Equivalents(2)	0.8%
(2)Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	85.0%
Domestic Common Stocks	14.1%
Warrants	0.1%
Total Equity Exposure	99.2%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 – 12/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,064.40	$3.54	0.68%
Institutional Class	$1,000	$1,065.70	$2.50	0.48%
A Class	$1,000	$1,063.00	$4.84	0.93%
C Class	$1,000	$1,058.50	$8.72	1.68%
R Class	$1,000	$1,061.60	$6.13	1.18%
Hypothetical
Investor Class	$1,000	$1,021.78	$3.47	0.68%
Institutional Class	$1,000	$1,022.79	$2.45	0.48%
A Class	$1,000	$1,020.52	$4.74	0.93%
C Class	$1,000	$1,016.74	$8.54	1.68%
R Class	$1,000	$1,019.26	$6.01	1.18%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.1%
AUSTRALIA — 0.8%
CGA Mining Ltd.(1)	1,559,841	$ 4,124,240
Newcrest Mining Ltd.	107,494	2,509,658
		6,633,898
CANADA — 69.3%
Agnico-Eagle Mines Ltd.	376,368	19,724,604
Agnico-Eagle Mines Ltd. New York Shares	358,600	18,812,156
Alamos Gold, Inc.	162,300	2,847,225
ATAC Resources Ltd.(1)	1,124,700	1,967,405
AuRico Gold, Inc.(1)	1,374,871	11,320,190
Aurizon Mines Ltd.(1)	621,300	2,142,414
B2Gold Corp.(1)	2,533,300	9,066,601
Barrick Gold Corp.	2,576,912	90,217,689
Belo Sun Mining Corp.(1)	5,253,800	8,556,505
Centerra Gold, Inc.	230,400	2,156,453
Continental Gold Ltd.(1)	484,400	4,309,782
Detour Gold Corp.(1)	281,301	7,038,888
Dundee Precious Metals, Inc.(1)	667,600	5,684,701
Eldorado Gold Corp.	2,692,800	34,651,493
First Majestic Silver Corp.(1)	531,700	10,722,732
Franco-Nevada Corp.	269,400	15,378,036
GoGold Resources, Inc.(1)	3,940,000	5,386,951
Gold Standard Ventures Corp.(1)	1,055,000	1,410,626
Goldcorp, Inc.	2,566,576	94,359,791
Goldcorp, Inc. New York Shares	18,400	675,280
Golden Star Resources Ltd.(1)	785,700	1,469,189
IAMGOLD Corp.	1,494,119	17,108,691
Ivanplats Ltd.(1)	400,400	2,012,667
Kinross Gold Corp.	2,382,552	23,138,084
Kinross Gold Corp. New York Shares	1,004,757	9,766,238
Kirkland Lake Gold, Inc.(1)	170,900	1,005,092
Midas Gold Corp.(1)	1,567,250	3,529,346
Nevsun Resources Ltd.	767,300	3,278,401
New Gold, Inc.(1)	2,460,600	27,235,554
Osisko Mining Corp.(1)	1,007,900	8,106,163
Pan American Silver Corp.	148,170	2,776,605
Pan American Silver Corp. NASDAQ Shares	341,800	6,401,914
Premier Gold Mines Ltd.(1)	1,318,700	5,568,051
Rubicon Minerals Corp.(1)	151,300	387,871
Sabina Gold & Silver Corp.(1)	642,400	1,711,431
Sandstorm Gold Ltd.(1)	1,075,607	12,651,656
Seabridge Gold, Inc.(1)	107,400	1,929,978
SEMAFO, Inc.	638,700	2,195,993
Silver Standard Resources, Inc.(1)	215,400	3,207,306
Silver Wheaton Corp.	1,254,700	45,269,576
Tahoe Resources, Inc.(1)	327,800	5,997,748
Torex Gold Resources, Inc.(1)	5,115,990	11,315,148
Yamana Gold, Inc.	2,295,942	39,492,880
Yamana Gold, Inc. New York Shares	837,881	14,419,932
		596,405,036
PERU — 3.6%
Cia de Minas Buenaventura SA ADR	867,600	31,190,220
SOUTH AFRICA — 6.5%
AngloGold Ashanti Ltd.	465,502	14,544,003
AngloGold Ashanti Ltd. ADR	499,676	15,674,836
Gold Fields Ltd.	1,462,510	18,151,314
Harmony Gold Mining Co. Ltd.	867,150	7,679,817
		56,049,970
UNITED KINGDOM — 4.8%
Fresnillo plc	112,003	3,475,320
Randgold Resources Ltd. ADR	385,000	38,211,250
		41,686,570
UNITED STATES — 14.1%
Allied Nevada Gold Corp.(1)	494,900	14,965,911
Coeur d’Alene Mines Corp.(1)	355,259	8,739,372
Gold Resource Corp.	31,700	488,497
Hecla Mining Co.	502,900	2,931,907
Newmont Mining Corp.	1,337,114	62,095,574
Royal Gold, Inc.	397,021	32,281,778
		121,503,039
TOTAL COMMON STOCKS (Cost $421,840,441)		853,468,733
Warrants — 0.1%
CANADA — 0.1%
GoGold Resources, Inc.(1)	1,923,750	2
Sandstorm Gold Ltd.(1)	115,000	428,923
TOTAL WARRANTS (Cost $—)		428,925

7

Shares	Value
Temporary Cash Investments — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations,
0.625% – 0.875%, 2/28/17 – 8/31/17, valued at $4,297,579), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $4,211,857)
		$ 4,211,829
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $2,150,328), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $2,105,932)		2,105,914
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $715,577), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $701,976)		701,971
SSgA U.S. Government Money Market Fund	915,469	915,469
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,935,183)		7,935,183
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $429,775,624)		861,832,841
OTHER ASSETS AND LIABILITIES — (0.1)%		(834,295)
TOTAL NET ASSETS — 100.0%		$860,998,546

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1) Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $429,775,624)	$861,832,841
Foreign currency holdings, at value (cost of $71,429)	72,094
Receivable for capital shares sold	1,003,054
Dividends and interest receivable	375,453
863,283,442

Liabilities
Disbursements in excess of demand deposit cash	3,612
Payable for capital shares redeemed	1,788,189
Accrued management fees	485,249
Distribution and service fees payable	7,846
2,284,896

Net Assets	$860,998,546

Net Assets Consist of:
Capital (par value and paid-in surplus)	$482,586,912
Accumulated net investment loss	(35,988,557)
Accumulated net realized loss	(17,657,678)
Net unrealized appreciation	432,057,869
$860,998,546

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$811,539,430	45,171,756	$17.97
Institutional Class, $0.01 Par Value	$19,590,350	1,088,004	$18.01
A Class, $0.01 Par Value	$24,013,540	1,349,316	$17.80*
C Class, $0.01 Par Value	$3,138,022	179,259	$17.51
R Class, $0.01 Par Value	$2,717,204	152,851	$17.78

*Maximum offering price $18.89 (net asset value divided by 0.9425)

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $567,040)	$4,839,548
Interest	5,942
4,845,490

Expenses:
Management fees	2,998,513
Distribution and service fees:
A Class	23,575
C Class	15,411
R Class	7,077
Directors’ fees and expenses	22,347
3,066,923

Net investment income (loss)	1,778,567

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,297,198)
Foreign currency transactions	(45,154)
(3,342,352)

Change in net unrealized appreciation (depreciation) on:
Investments	54,318,033
Translation of assets and liabilities in foreign currencies	(796)
54,317,237

Net realized and unrealized gain (loss)	50,974,885

Net Increase (Decrease) in Net Assets Resulting from Operations	$52,753,452

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND YEAR ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012
Operations
Net investment income (loss)	$1,778,567	$2,427,806
Net realized gain (loss)	(3,342,352)	10,675,588
Change in net unrealized appreciation (depreciation)	54,317,237	(228,359,328)
Net increase (decrease) in net assets resulting from operations	52,753,452	(215,255,934)

Distributions to Shareholders
From net investment income:
Investor Class	(9,168,100)	—
Institutional Class	(254,455)	—
A Class	(164,538)	—
C Class	(4,958)	—
R Class	(17,663)	—
From net realized gains:
Investor Class	—	(62,330,676)
Institutional Class	—	(1,210,470)
A Class	—	(1,344,005)
C Class	—	(231,742)
R Class	—	(176,128)
Decrease in net assets from distributions	(9,609,714)	(65,293,021)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(8,275,502)	(23,527,458)

Redemption Fees
Increase in net assets from redemption fees	24,935	103,257

Net increase (decrease) in net assets	34,893,171	(303,973,156)

Net Assets
Beginning of period	826,105,375	1,130,078,531
End of period	$860,998,546	$826,105,375

Accumulated net investment loss	$(35,988,557)	$(28,157,410)

See Notes to Financial Statements.

11

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

12

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

13

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Redemption —The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2012 was 0.67% for the Investor Class, A Class, C Class and R Class and 0.47% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2012 were $36,255,552 and $49,472,966, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2012		Year ended June 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	2,890,488	$54,745,539	5,806,654	$124,924,527
Issued in reinvestment of distributions	482,904	8,426,665	2,827,619	57,853,227
Redeemed	(4,409,393)	(82,061,797)	(9,646,763)	(207,328,985)
	(1,036,001)	(18,889,593)	(1,012,490)	(24,551,231)
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	270,502	5,074,100	354,270	7,690,633
Issued in reinvestment of distributions	14,548	254,455	59,019	1,210,470
Redeemed	(129,261)	(2,393,447)	(347,270)	(7,530,923)
	155,789	2,935,108	66,019	1,370,180
A Class/Shares Authorized	20,000,000		20,000,000
Sold	683,509	12,273,324	613,953	12,775,556
Issued in reinvestment of distributions	8,757	151,406	59,626	1,209,218
Redeemed	(263,172)	(4,887,912)	(690,337)	(14,041,150)
	429,094	7,536,818	(16,758)	(56,376)
B Class/Shares Authorized	N/A		N/A
Sold			1,998	48,275
Redeemed			(69,501)	(1,505,515)
			(67,503)	(1,457,240)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	21,133	401,472	44,299	998,056
Issued in reinvestment of distributions	235	3,997	8,033	160,254
Redeemed	(12,772)	(211,450)	(41,633)	(893,049)
	8,596	194,019	10,699	265,261
R Class/Shares Authorized	10,000,000		10,000,000
Sold	28,796	529,911	89,907	1,917,174
Issued in reinvestment of distributions	1,023	17,663	8,693	176,128
Redeemed	(32,591)	(599,428)	(55,906)	(1,191,354)
	(2,772)	(51,854)	42,694	901,948
Net increase (decrease)	(445,294)	$(8,275,502)	(977,339)	$(23,527,458)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

15

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$275,776,375	$456,189,319	—
Domestic Common Stocks	106,537,128	14,965,911	—
Warrants	—	428,925	—
Temporary Cash Investments	915,469	7,019,714	—
Total Value of Investment Securities	$383,228,972	$478,603,869	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$466,039,992
Gross tax appreciation of investments	$421,342,755
Gross tax depreciation of investments	(25,549,906)
Net tax appreciation (depreciation) of investments	$395,792,849

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of June 30, 2012, the fund had post-October capital loss deferrals of $(4,939,853), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$17.08	0.04	1.05	1.09	(0.20)	—	(0.20)	—(4)	$17.97	6.44%	0.68%(5)	0.40%(5)	4%	$811,539
2012	$22.90	0.05	(4.50)	(4.45)	—	(1.37)	(1.37)	—(4)	$17.08	(20.43)%	0.69%	0.23%	8%	$789,135
2011	$23.11	(0.04)	3.06	3.02	(1.60)	(1.63)	(3.23)	—(4)	$22.90	11.44%	0.69%	(0.18)%	32%	$1,081,258
2010	$16.24	(0.03)	7.03	7.00	(0.13)	—	(0.13)	—(4)	$23.11	43.18%	0.69%	(0.16)%	24%	$1,032,309
2009	$23.54	(0.01)	(5.35)	(5.36)	—(4)	(1.94)	(1.94)	—(4)	$16.24	(21.19)%	0.70%	(0.09)%	20%	$792,814
2008	$18.26	(0.04)	5.42	5.38	(0.11)	—	(0.11)	0.01	$23.54	29.61%	0.68%	(0.17)%	17%	$1,136,741
Institutional Class
2012(3)	$17.13	0.06	1.06	1.12	(0.24)	—	(0.24)	—(4)	$18.01	6.57%	0.48%(5)	0.60%(5)	4%	$19,590
2012	$22.92	0.10	(4.52)	(4.42)	—	(1.37)	(1.37)	—(4)	$17.13	(20.28)%	0.49%	0.43%	8%	$15,971
2011	$23.13	0.01	3.06	3.07	(1.65)	(1.63)	(3.28)	—(4)	$22.92	11.64%	0.49%	0.02%	32%	$19,854
2010	$16.25	0.01	7.04	7.05	(0.17)	—	(0.17)	—(4)	$23.13	43.51%	0.49%	0.04%	24%	$15,751
2009	$23.55	0.01	(5.34)	(5.33)	(0.03)	(1.94)	(1.97)	—(4)	$16.25	(21.04)%	0.50%	0.11%	20%	$9,076
2008(6)	$21.67	0.01	1.99	2.00	(0.13)	—	(0.13)	0.01	$23.55	9.37%	0.48%(5)	0.05%(5)	17%(7)	$10,353

17

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(8)
2012(3)	$16.90	0.02	1.04	1.06	(0.16)	—	(0.16)	—(4)	$17.80	6.30%	0.93%(5)	0.15%(5)	4%	$24,014
2012	$22.72	—(4)	(4.45)	(4.45)	—	(1.37)	(1.37)	—(4)	$16.90	(20.60)%	0.94%	(0.02)%	8%	$15,550
2011	$22.95	(0.10)	3.03	2.93	(1.53)	(1.63)	(3.16)	—(4)	$22.72	11.15%	0.94%	(0.43)%	32%	$21,292
2010	$16.13	(0.08)	6.97	6.89	(0.07)	—	(0.07)	—(4)	$22.95	42.80%	0.94%	(0.41)%	24%	$20,879
2009	$23.46	(0.06)	(5.33)	(5.39)	—	(1.94)	(1.94)	—(4)	$16.13	(21.40)%	0.95%	(0.34)%	20%	$16,866
2008	$18.22	(0.09)	5.40	5.31	(0.08)	—	(0.08)	0.01	$23.46	29.28%	0.93%	(0.42)%	17%	$8,506
C Class
2012(3)	$16.56	(0.05)	1.03	0.98	(0.03)	—	(0.03)	—(4)	$17.51	5.85%	1.68%(5)	(0.60)%(5)	4%	$3,138
2012	$22.46	(0.16)	(4.37)	(4.53)	—	(1.37)	(1.37)	—(4)	$16.56	(21.21)%	1.69%	(0.77)%	8%	$2,826
2011	$22.72	(0.29)	2.99	2.70	(1.33)	(1.63)	(2.96)	—(4)	$22.46	10.31%	1.69%	(1.18)%	32%	$3,593
2010	$16.02	(0.23)	6.93	6.70	—	—	—	—(4)	$22.72	41.82%	1.69%	(1.16)%	24%	$2,318
2009	$23.48	(0.18)	(5.34)	(5.52)	—	(1.94)	(1.94)	—(4)	$16.02	(21.98)%	1.70%	(1.09)%	20%	$1,006
2008(6)	$21.67	(0.20)	2.00	1.80	—	—	—	0.01	$23.48	8.40%	1.68%(5)	(1.17)%(5)	17%(7)	$151
R Class
2012(3)	$16.86	(0.01)	1.05	1.04	(0.12)	—	(0.12)	—(4)	$17.78	6.16%	1.18%(5)	(0.10)%(5)	4%	$2,717
2012	$22.73	(0.05)	(4.45)	(4.50)	—	(1.37)	(1.37)	—(4)	$16.86	(20.82)%	1.19%	(0.27)%	8%	$2,623
2011	$22.96	(0.16)	3.02	2.86	(1.46)	(1.63)	(3.09)	—(4)	$22.73	10.87%	1.19%	(0.68)%	32%	$2,567
2010	$16.13	(0.13)	6.98	6.85	(0.02)	—	(0.02)	—(4)	$22.96	42.50%	1.19%	(0.66)%	24%	$1,117
2009	$23.52	(0.11)	(5.34)	(5.45)	—	(1.94)	(1.94)	—(4)	$16.13	(21.62)%	1.20%	(0.59)%	20%	$313
2008(6)	$21.67	(0.12)	2.01	1.89	(0.05)	—	(0.05)	0.01	$23.52	8.83%	1.18%(5)	(0.71)%(5)	17%(7)	$27

18

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2012 (unaudited).
(4)	Per-share amount was less than $0.005.
(5)	Annualized.
(6)	September 28, 2007 (commencement of sale) through June 30, 2008.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.
(8)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

20

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77346   1302

SEMIANNUAL REPORT          DECEMBER 31, 2012

International Core Equity Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACIMX	14.09%	17.98%	-4.55%	-1.70%	11/30/06
MSCI EAFE Index	—	13.95%	17.32%	-3.69%	-0.84%	—
Institutional Class	ACIUX	14.29%	18.37%	-4.33%	-1.49%	11/30/06
A Class No sales charge* With sales charge*	ACIQX	13.98% 7.36%	17.70% 10.98%	-4.78% -5.91%	-1.94% -2.89%	11/30/06
C Class No sales charge* With sales charge*	ACIKX	13.53% 12.53%	16.88% 16.88%	-5.49% -5.49%	-2.67% -2.67%	11/30/06
R Class	ACIRX	13.89%	17.61%	-5.02%	-2.17%	11/30/06

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.18%	0.98%	1.43%	2.18%	1.68%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2012
Top Ten Holdings	% of net assets
HSBC Holdings plc	2.9%
Roche Holding AG	2.4%
Total S.A.	2.1%
Sanofi	2.1%
British American Tobacco plc	2.0%
Royal Dutch Shell plc B Shares	2.0%
Commonwealth Bank of Australia	2.0%
Westpac Banking Corp.	1.9%
Australia & New Zealand Banking Group Ltd.	1.8%
ENI SpA	1.8%

Investments by Country	% of net assets
United Kingdom	21.4%
Japan	20.0%
Australia	8.9%
France	8.6%
Switzerland	8.0%
Germany	7.8%
Hong Kong	4.1%
Netherlands	3.6%
Italy	3.4%
Sweden	3.3%
Spain	3.3%
Other Countries	6.9%
Other Assets and Liabilities	0.7%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	99.3%
Other Assets and Liabilities	0.7%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 - 12/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,140.90	$6.26	1.16%
Institutional Class	$1,000	$1,142.90	$5.19	0.96%
A Class	$1,000	$1,139.80	$7.60	1.41%
C Class	$1,000	$1,135.30	$11.63	2.16%
R Class	$1,000	$1,138.90	$8.95	1.66%
Hypothetical
Investor Class	$1,000	$1,019.36	$5.90	1.16%
Institutional Class	$1,000	$1,020.37	$4.89	0.96%
A Class	$1,000	$1,018.10	$7.17	1.41%
C Class	$1,000	$1,014.32	$10.97	2.16%
R Class	$1,000	$1,016.84	$8.44	1.66%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.3%
AUSTRALIA — 8.9%
Australia & New Zealand Banking Group Ltd.	4,341	$113,651
Commonwealth Bank of Australia	1,934	125,628
Flight Centre Ltd.	300	8,508
National Australia Bank Ltd.	3,181	83,192
NRW Holdings Ltd.	7,954	15,964
Resolute Mining Ltd.	5,422	9,366
Telstra Corp. Ltd.	19,208	87,502
Westpac Banking Corp.	4,344	118,758
		562,569
AUSTRIA — 1.1%
Oesterreichische Post AG	1,679	69,456
BELGIUM — 0.3%
Anheuser-Busch InBev NV	227	19,837
DENMARK — 1.6%
Novo Nordisk A/S B Shares	612	99,952
FINLAND — 0.6%
Metso Oyj	270	11,762
UPM-Kymmene Oyj	2,268	26,952
		38,714
FRANCE — 8.6%
AXA SA	496	8,972
Cie Generale de Geophysique - Veritas(1)	1,300	39,180
Euler Hermes SA	3	261
France Telecom SA	1,220	13,662
GDF Suez	2,228	45,906
Plastic Omnium SA	1,419	42,808
Sanofi	1,383	131,157
Teleperformance SA	443	16,055
Total S.A.	2,570	133,017
UbiSoft Entertainment SA(1)	3,126	33,437
Valeo SA	563	28,548
Vinci SA	718	34,171
Vivendi SA	885	19,930
		547,104
GERMANY — 7.8%
Allianz SE	403	55,830
Aurubis AG	360	25,604
BASF SE	1,164	109,406
Bayer AG	870	82,618
Deutsche Boerse AG	907	55,360
Deutsche Telekom AG	5,634	64,009
Hannover Rueckversicherung AG	247	19,225
Metro AG	351	9,730
ProSiebenSat.1 Media AG Preference Shares	2,532	71,248
		493,030
GREECE — 0.4%
OPAP SA	3,818	27,349
HONG KONG — 4.1%
BOC Hong Kong Holdings Ltd.	22,500	70,589
Galaxy Entertainment Group Ltd.(1)	7,000	27,922
Hysan Development Co., Ltd.	2,000	9,672
MGM China Holdings Ltd.	36,400	66,898
SJM Holdings Ltd.	14,000	32,946
Wharf Holdings Ltd.	7,000	55,386
		263,413
ISRAEL — 1.0%
Israel Chemicals Ltd.	4,128	49,765
Mellanox Technologies Ltd.(1)	280	16,855
		66,620
ITALY — 3.4%
Enel SpA	19,453	80,932
ENI SpA	4,533	111,827
Telecom Italia SpA	22,321	20,176
		212,935
JAPAN — 20.0%
Astellas Pharma, Inc.	200	8,984
Bank of Yokohama Ltd. (The)	4,000	18,567
Central Japan Railway Co.	400	32,454
Chiyoda Corp.	4,000	57,276
Daihatsu Motor Co. Ltd.	3,000	59,339
Daiichikosho Co., Ltd.	900	20,762
Daito Trust Construction Co. Ltd.	100	9,410
East Japan Railway Co.	300	19,397
FamilyMart Co. Ltd.	1,100	45,281
Fuji Heavy Industries Ltd.	6,000	75,548
Fujitsu Ltd.	13,000	54,583
INPEX Corp.	2	10,674
Ito En Ltd.	300	5,509
Japan Tobacco, Inc.	2,400	67,660
JGC Corp.	2,000	62,304
Kao Corp.	2,400	62,531
KDDI Corp.	1,100	77,698

7

Shares	Value
Kirin Holdings Co. Ltd.	1,000	$11,750
Lawson, Inc.	900	61,176
Nippon Telegraph & Telephone Corp.	1,700	71,411
NTT Data Corp.	21	65,658
Oracle Corp. Japan	1,000	41,678
Resona Holdings, Inc.	9,000	40,804
Seven & I Holdings Co. Ltd.	2,100	59,104
Shionogi & Co. Ltd.	400	6,663
SOFTBANK Corp.	300	10,978
Sohgo Security Services Co. Ltd.	1,400	17,424
Sumitomo Metal Mining Co. Ltd.	3,000	42,334
Suzuken Co. Ltd.	1,200	33,816
Toyoda Gosei Co. Ltd.	2,300	46,791
TS Tech Co. Ltd.	2,000	35,824
West Japan Railway Co.	800	31,506
		1,264,894
NETHERLANDS — 3.6%
CSM	2,989	64,275
ING Groep NV CVA(1)	7,666	73,308
Koninklijke Ahold NV	4,324	57,434
Koninklijke Philips Electronics NV	960	25,755
Unilever CVA	129	4,868
		225,640
NORWAY — 1.0%
TGS Nopec Geophysical Co. ASA	1,878	61,543
SINGAPORE — 0.9%
STX OSV Holdings Ltd.	54,000	58,191
SPAIN — 3.3%
Banco Santander SA	12,023	96,942
Endesa SA	3,196	71,369
Mapfre SA	13,019	40,183
		208,494
SWEDEN — 3.3%
Billerud AB	1,417	13,483
BillerudKorsnas AB(1)	708	6,641
Electrolux AB	1,260	33,092
Intrum Justitia AB	4,182	62,557
Modern Times Group AB B Shares	1,244	43,584
Scania AB B Shares	2,526	52,536
		211,893
SWITZERLAND — 8.0%
Helvetia Holding AG	173	65,718
Nestle SA	956	62,307
Novartis AG	649	41,089
OC Oerlikon Corp. AG	2,939	33,674
Roche Holding AG	753	153,405
Swiss Life Holding AG	102	13,613
Swiss Reinsurance Co.	622	45,396
Zurich Financial Services AG	338	90,378
		505,580
UNITED KINGDOM — 21.4%
Afren plc(1)	25,712	56,375
AstraZeneca plc	1,775	83,914
BAE Systems plc	6,800	37,359
Berendsen plc	3,098	29,510
BHP Billiton plc	2,978	104,645
Bodycote plc	3,600	26,700
BP plc	3,065	21,237
British American Tobacco plc	2,490	126,168
Centrica plc	9,081	49,332
Evraz plc	12,054	53,205
Firstgroup plc	3,361	11,510
GlaxoSmithKline plc	1,598	34,695
HSBC Holdings plc	17,666	186,850
Legal & General Group plc	10,400	25,108
Marks & Spencer Group plc	9,270	57,796
Micro Focus International plc	5,811	55,968
Mondi plc	6,011	64,834
Next plc	727	44,871
QinetiQ Group plc	8,376	24,599
Rio Tinto plc	587	34,206
Royal Dutch Shell plc B Shares	3,554	125,784
Standard Chartered plc	3,351	84,943
Vodafone Group plc	6,421	16,148
		1,355,757
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $5,544,861)		6,292,971
OTHER ASSETS AND LIABILITIES — 0.7%		41,469
TOTAL NET ASSETS — 100.0%		$6,334,440

8

Market Sector Diversification
(as a % of net assets)
Financials	23.9%
Consumer Discretionary	11.6%
Industrials	11.6%
Health Care	10.6%
Consumer Staples	10.5%
Energy	8.9%
Materials	8.4%
Telecommunication Services	5.7%
Information Technology	4.2%
Utilities	3.9%
Other Assets and Liabilities	0.7%

Notes to Schedule of Investments

CVA = Certificaten Van Aandelen
(1)Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,544,861)	$6,292,971
Foreign currency holdings, at value (cost of $674)	677
Receivable for investments sold	194,256
Receivable for capital shares sold	3,362
Dividends and interest receivable	8,305
6,499,571

Liabilities
Disbursements in excess of demand deposit cash	157,469
Accrued management fees	6,169
Distribution and service fees payable	1,493
165,131

Net Assets	$6,334,440

Net Assets Consist of:
Capital (par value and paid-in surplus)	$9,193,362
Accumulated net investment loss	(8,059)
Accumulated net realized loss	(3,598,996)
Net unrealized appreciation	748,133
$6,334,440

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$2,205,974	300,005	$7.35
Institutional Class, $0.01 Par Value	$478,337	65,029	$7.36
A Class, $0.01 Par Value	$1,946,787	264,788	$7.35*
C Class, $0.01 Par Value	$797,875	108,675	$7.34
R Class, $0.01 Par Value	$905,467	123,249	$7.35

*Maximum offering price $7.80 (net asset value divided by 0.9425)

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,357)	$93,061
Interest	33
93,094

Expenses:
Management fees	34,848
Distribution and service fees:
A Class	2,535
C Class	3,760
R Class	2,135
Directors’ fees and expenses	249
43,527

Net investment income (loss)	49,567

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	124,399
Foreign currency transactions	(294)
124,105

Change in net unrealized appreciation (depreciation) on:
Investments	623,334
Translation of assets and liabilities in foreign currencies	206
623,540

Net realized and unrealized gain (loss)	747,645

Net Increase (Decrease) in Net Assets Resulting from Operations	$797,212

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND YEAR ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012
Operations
Net investment income (loss)	$49,567	$168,410
Net realized gain (loss)	124,105	(876,436)
Change in net unrealized appreciation (depreciation)	623,540	(642,331)
Net increase (decrease) in net assets resulting from operations	797,212	(1,350,357)

Distributions to Shareholders
From net investment income:
Investor Class	(67,431)	(95,745)
Institutional Class	(16,249)	(9,630)
A Class	(65,085)	(35,410)
C Class	(18,335)	(9,514)
R Class	(24,988)	(13,100)
Decrease in net assets from distributions	(192,088)	(163,399)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	55,268	(584,115)

Redemption Fees
Increase in net assets from redemption fees	238	3,364

Net increase (decrease) in net assets	660,630	(2,094,507)

Net Assets
Beginning of period	5,673,810	7,768,317
End of period	$6,334,440	$5,673,810

Accumulated undistributed net investment income (loss)	$(8,059)	$134,462

  See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Core Equity Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of companies located in developed countries, excluding the United States and Canada.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

13

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.8180% to 1.0000%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2012 was 1.15% for the Investor Class, A Class, C Class and
R Class and 0.95% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. ACIM owns 52% of the outstanding shares of the fund. ACIM does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2012 were $2,963,754 and $3,037,031, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2012		Year ended June 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	44,673	$319,878	466,379	$3,322,640
Issued in reinvestment of distributions	9,208	66,666	15,272	95,603
Redeemed	(41,756)	(298,487)	(534,563)	(3,643,820)
	12,125	88,057	(52,912)	(225,577)
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	2,141	16,749
Issued in reinvestment of distributions	2,244	16,249	1,538	9,630
Redeemed	—	—	(78,660)	(535,315)
	2,244	16,249	(74,981)	(508,936)
A Class/Shares Authorized	10,000,000		10,000,000
Sold	21,710	154,241	189,346	1,307,866
Issued in reinvestment of distributions	7,572	54,819	5,171	32,369
Redeemed	(41,968)	(305,331)	(43,221)	(294,767)
	(12,686)	(96,271)	151,296	1,045,468
B Class/Shares Authorized	N/A		N/A
Redeemed			(116,418)	(792,308)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	616	4,186	6,487	45,414
Issued in reinvestment of distributions	2,528	18,282	1,491	9,316
Redeemed	—	—	(21,405)	(142,155)
	3,144	22,468	(13,427)	(87,425)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	21	144	2,496	19,245
Issued in reinvestment of distributions	3,456	24,988	2,096	13,100
Redeemed	(53)	(367)	(7,306)	(47,682)
	3,424	24,765	(2,714)	(15,337)
Net increase (decrease)	8,251	$55,268	(109,156)	$(584,115)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

16

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,578,877
Gross tax appreciation of investments	$816,455
Gross tax depreciation of investments	(102,361)
Net tax appreciation (depreciation) of investments	$714,094

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2012, the fund had accumulated short-term capital losses of $(3,125,872), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017	2018	Unlimited
$(816,093)	$(1,979,923)	$(329,856)

As of June 30, 2012, the fund had post-October capital loss deferrals of $(545,338), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$6.66	0.07	0.86	0.93	(0.24)	—	(0.24)	$7.35	14.09%	1.16%(4)	1.87%(4)	49%	$2,206
2012	$8.08	0.15	(1.43)	(1.28)	(0.14)	—	(0.14)	$6.66	(15.68)%	1.18%	2.42%	113%	$1,917
2011	$5.95	0.20	2.05	2.25	(0.12)	—	(0.12)	$8.08	38.09%	1.18%	2.53%	77%	$2,755
2010	$5.80	0.10	0.19	0.29	(0.14)	—	(0.14)	$5.95	4.68%	1.18%	1.55%	83%	$1,490
2009	$9.72	0.20	(3.87)	(3.67)	(0.25)	—	(0.25)	$5.80	(37.81)%	1.17%	3.09%	131%	$1,704
2008	$11.88	0.28	(1.69)	(1.41)	(0.21)	(0.54)	(0.75)	$9.72	(12.30)%	1.16%	2.50%	108%	$2,583
Institutional Class
2012(3)	$6.67	0.07	0.88	0.95	(0.26)	—	(0.26)	$7.36	14.29%	0.96%(4)	2.07%(4)	49%	$478
2012	$8.10	0.18	(1.45)	(1.27)	(0.16)	—	(0.16)	$6.67	(15.59)%	0.98%	2.62%	113%	$419
2011	$5.96	0.21	2.07	2.28	(0.14)	—	(0.14)	$8.10	38.47%	0.98%	2.73%	77%	$1,116
2010	$5.81	0.11	0.19	0.30	(0.15)	—	(0.15)	$5.96	4.88%	0.98%	1.75%	83%	$653
2009	$9.73	0.20	(3.86)	(3.66)	(0.26)	—	(0.26)	$5.81	(37.65)%	0.97%	3.29%	131%	$862
2008	$11.90	0.29	(1.69)	(1.40)	(0.23)	(0.54)	(0.77)	$9.73	(12.19)%	0.96%	2.70%	108%	$1,374

18

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2012(3)	$6.65	0.06	0.87	0.93	(0.23)	—	(0.23)	$7.35	13.98%	1.41%(4)	1.62%(4)	49%	$1,947
2012	$8.07	0.18	(1.47)	(1.29)	(0.13)	—	(0.13)	$6.65	(15.92)%	1.43%	2.17%	113%	$1,845
2011	$5.94	0.16	2.08	2.24	(0.11)	—	(0.11)	$8.07	37.80%	1.43%	2.28%	77%	$1,019
2010	$5.79	0.09	0.18	0.27	(0.12)	—	(0.12)	$5.94	4.42%	1.43%	1.30%	83%	$730
2009	$9.71	0.17	(3.86)	(3.69)	(0.23)	—	(0.23)	$5.79	(38.00)%	1.42%	2.84%	131%	$903
2008	$11.87	0.24	(1.68)	(1.44)	(0.18)	(0.54)	(0.72)	$9.71	(12.53)%	1.41%	2.25%	108%	$1,485
C Class
2012(3)	$6.62	0.03	0.86	0.89	(0.17)	—	(0.17)	$7.34	13.53%	2.16%(4)	0.87%(4)	49%	$798
2012	$8.04	0.11	(1.45)	(1.34)	(0.08)	—	(0.08)	$6.62	(16.62)%	2.18%	1.42%	113%	$698
2011	$5.92	0.11	2.06	2.17	(0.05)	—	(0.05)	$8.04	36.72%	2.18%	1.53%	77%	$956
2010	$5.77	0.04	0.18	0.22	(0.07)	—	(0.07)	$5.92	3.64%	2.18%	0.55%	83%	$631
2009	$9.66	0.13	(3.83)	(3.70)	(0.19)	—	(0.19)	$5.77	(38.34)%	2.17%	2.09%	131%	$742
2008	$11.82	0.15	(1.67)	(1.52)	(0.10)	(0.54)	(0.64)	$9.66	(13.26)%	2.16%	1.50%	108%	$1,156
R Class
2012(3)	$6.64	0.05	0.87	0.92	(0.21)	—	(0.21)	$7.35	13.89%	1.66%(4)	1.37%(4)	49%	$905
2012	$8.06	0.14	(1.45)	(1.31)	(0.11)	—	(0.11)	$6.64	(16.15)%	1.68%	1.92%	113%	$795
2011	$5.93	0.15	2.07	2.22	(0.09)	—	(0.09)	$8.06	37.52%	1.68%	2.03%	77%	$988
2010	$5.78	0.08	0.17	0.25	(0.10)	—	(0.10)	$5.93	4.16%	1.68%	1.05%	83%	$682
2009	$9.69	0.16	(3.85)	(3.69)	(0.22)	—	(0.22)	$5.78	(38.13)%	1.67%	2.59%	131%	$652
2008	$11.85	0.20	(1.67)	(1.47)	(0.15)	(0.54)	(0.69)	$9.69	(12.78)%	1.66%	2.00%	108%	$1,051

19

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2012 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

21

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77343   1302

SEMIANNUAL REPORT       DECEMBER 31, 2012

Income & Growth Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BIGRX	5.21%	14.52%	0.73%	6.39%	9.30%	12/17/90
S&P 500 Index	—	5.95%	16.00%	1.66%	7.10%	9.11%(2)	—
Institutional Class	AMGIX	5.32%	14.78%	0.93%	6.60%	4.42%	1/28/98
A Class(3) No sales charge* With sales charge*	AMADX	5.12% -0.92%	14.30% 7.74%	0.48% -0.70%	6.13% 5.51%	4.00% 3.59%	12/15/97
C Class No sales charge* With sales charge*	ACGCX	4.69% 3.69%	13.43% 13.43%	-0.26% -0.26%	5.36% 5.36%	2.15% 2.15%	6/28/01
R Class	AICRX	4.97%	13.96%	0.23%	—	4.76%	8/29/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 12/31/90, the date nearest the Investor Class’s inception for which data are available.
(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.68%	0.48%	0.93%	1.68%	1.18%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2012
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	4.0%
Apple, Inc.	3.9%
Chevron Corp.	2.6%
Microsoft Corp.	2.3%
AT&T, Inc.	2.3%
Pfizer, Inc.	2.3%
JPMorgan Chase & Co.	2.0%
Johnson & Johnson	1.8%
Verizon Communications, Inc.	1.8%
Cisco Systems, Inc.	1.7%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	11.1%
Pharmaceuticals	7.0%
Computers and Peripherals	6.9%
Insurance	6.4%
Diversified Telecommunication Services	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.7%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 – 12/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,052.10	$3.52	0.68%
Institutional Class	$1,000	$1,053.20	$2.48	0.48%
A Class	$1,000	$1,051.20	$4.81	0.93%
C Class	$1,000	$1,046.90	$8.67	1.68%
R Class	$1,000	$1,049.70	$6.10	1.18%
Hypothetical
Investor Class	$1,000	$1,021.78	$3.47	0.68%
Institutional Class	$1,000	$1,022.79	$2.45	0.48%
A Class	$1,000	$1,020.52	$4.74	0.93%
C Class	$1,000	$1,016.74	$8.54	1.68%
R Class	$1,000	$1,019.26	$6.01	1.18%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.8%
AEROSPACE AND DEFENSE — 4.1%
Boeing Co. (The)	105,154	$ 7,924,405
General Dynamics Corp.	215,459	14,924,845
Lockheed Martin Corp.	160,788	14,839,125
Northrop Grumman Corp.	249,867	16,886,012
Raytheon Co.	132,454	7,624,052
		62,198,439
AIR FREIGHT AND LOGISTICS — 0.6%
United Parcel Service, Inc., Class B	120,469	8,882,179
BEVERAGES — 0.4%
Coca-Cola Co. (The)	147,598	5,350,428
PepsiCo, Inc.	15,631	1,069,629
		6,420,057
BIOTECHNOLOGY — 1.3%
Amgen, Inc.	226,285	19,532,921
CAPITAL MARKETS — 0.4%
Waddell & Reed Financial, Inc.	184,048	6,408,551
CHEMICALS — 4.2%
CF Industries Holdings, Inc.	60,841	12,360,458
Dow Chemical Co. (The)	271,180	8,764,538
E.I. du Pont de Nemours & Co.	379,433	17,063,102
Monsanto Co.	198,847	18,820,868
PPG Industries, Inc.	50,578	6,845,732
		63,854,698
COMMERCIAL BANKS — 1.6%
Bank of Montreal	201,020	12,322,526
BB&T Corp.	125,698	3,659,069
Wells Fargo & Co.	261,081	8,923,748
		24,905,343
COMMERCIAL SERVICES AND SUPPLIES — 1.1%
Avery Dennison Corp.	154,042	5,379,147
Pitney Bowes, Inc.	1,075,876	11,447,320
		16,826,467
COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	1,311,580	25,772,547
Harris Corp.	156,270	7,650,979
		33,423,526
COMPUTERS AND PERIPHERALS — 6.9%
Apple, Inc.	112,342	59,881,656
Dell, Inc.	868,139	8,794,248
Hewlett-Packard Co.	260,197	3,707,807
Lexmark International, Inc., Class A	367,082	8,512,632
Seagate Technology plc	340,365	10,374,325
Western Digital Corp.	321,702	13,669,118
		104,939,786
CONSUMER FINANCE — 0.5%
American Express Co.	6,539	375,862
Cash America International, Inc.	192,894	7,652,105
		8,027,967
DIVERSIFIED CONSUMER SERVICES — 0.9%
H&R Block, Inc.	723,479	13,435,005
DIVERSIFIED FINANCIAL SERVICES — 2.0%
JPMorgan Chase & Co.	707,320	31,100,860
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.7%
AT&T, Inc.	1,042,531	35,143,720
BCE, Inc.	219,276	9,415,711
Verizon Communications, Inc.	629,403	27,234,268
		71,793,699
ELECTRIC UTILITIES — 0.5%
Portland General Electric Co.	280,251	7,667,667
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Molex, Inc.	120,444	3,291,735
FOOD AND STAPLES RETAILING — 2.4%
CVS Caremark Corp.	407,848	19,719,451
Wal-Mart Stores, Inc.	241,068	16,448,070
		36,167,521
FOOD PRODUCTS — 1.0%
Campbell Soup Co.	362,543	12,649,125
Kraft Foods Group, Inc.	71,890	3,268,839
		15,917,964
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.7%
Abbott Laboratories	353,329	23,143,049
Baxter International, Inc.	132,318	8,820,318
Becton, Dickinson and Co.	82,061	6,416,350
Medtronic, Inc.	401,222	16,458,126
St. Jude Medical, Inc.	369,563	13,356,007
Stryker Corp.	58,897	3,228,734
		71,422,584
HEALTH CARE PROVIDERS AND SERVICES — 1.2%
UnitedHealth Group, Inc.	313,571	17,008,091
WellPoint, Inc.	19,391	1,181,300
		18,189,391
HOUSEHOLD DURABLES — 0.9%
Garmin Ltd.	306,514	12,511,901
Newell Rubbermaid, Inc.	38,525	857,952
		13,369,853

7

Shares	Value
HOUSEHOLD PRODUCTS — 1.4%
Kimberly-Clark Corp.	139,034	$ 11,738,641
Procter & Gamble Co. (The)	146,879	9,971,615
		21,710,256
INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Co.	700,529	14,704,104
INSURANCE — 6.4%
ACE Ltd.	90,180	7,196,364
Aflac, Inc.	308,822	16,404,625
Allied World Assurance Co. Holdings AG	83,908	6,611,950
Allstate Corp. (The)	196,628	7,898,547
Axis Capital Holdings Ltd.	287,709	9,966,240
Berkshire Hathaway, Inc., Class B(1)	61,019	5,473,404
Marsh & McLennan Cos., Inc.	29,051	1,001,388
Mercury General Corp.	87,581	3,476,090
MetLife, Inc.	310,199	10,217,955
Old Republic International Corp.	296,915	3,162,145
Prudential Financial, Inc.	295,917	15,781,253
Sun Life Financial, Inc.	82,991	2,201,751
Travelers Cos., Inc. (The)	111,672	8,020,283
		97,411,995
INTERNET SOFTWARE AND SERVICES — 0.7%
Google, Inc., Class A(1)	14,783	10,486,617
IT SERVICES — 4.0%
Accenture plc, Class A	205,794	13,685,301
Computer Sciences Corp.	340,609	13,641,390
International Business Machines Corp.	112,551	21,559,144
SAIC, Inc.	1,104,527	12,503,246
		61,389,081
LEISURE EQUIPMENT AND PRODUCTS — 0.8%
Hasbro, Inc.	332,457	11,935,206
MACHINERY — 1.1%
Cummins, Inc.	17,941	1,943,907
Parker-Hannifin Corp.	168,276	14,313,557
		16,257,464
MEDIA — 3.7%
Comcast Corp., Class A	638,300	23,859,654
Regal Entertainment Group Class A	705,040	9,835,308
Thomson Reuters Corp.	415,605	12,077,481
Time Warner Cable, Inc.	111,123	10,800,045
		56,572,488
MULTI-UTILITIES — 1.9%
Ameren Corp.	396,841	12,190,956
Consolidated Edison, Inc.	68,659	3,813,321
Public Service Enterprise Group, Inc.	445,182	13,622,569
		29,626,846
MULTILINE RETAIL — 0.6%
Macy’s, Inc.	229,941	8,972,298
OIL, GAS AND CONSUMABLE FUELS — 11.1%
Chevron Corp.	364,990	39,470,019
ConocoPhillips	380,263	22,051,451
Exxon Mobil Corp.	698,198	60,429,037
Marathon Petroleum Corp.	255,510	16,097,130
Phillips 66	74,198	3,939,914
Suncor Energy, Inc.	337,515	11,131,245
Valero Energy Corp.	474,138	16,177,588
		169,296,384
PERSONAL PRODUCTS†
Nu Skin Enterprises, Inc., Class A	8,246	305,514
PHARMACEUTICALS — 7.0%
Bristol-Myers Squibb Co.	377,286	12,295,751
Eli Lilly & Co.	361,231	17,815,913
Johnson & Johnson	389,597	27,310,750
Merck & Co., Inc.	369,910	15,144,115
Pfizer, Inc.	1,393,164	34,940,553
		107,507,082
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Hospitality Properties Trust	140,151	3,282,336
ROAD AND RAIL†
Union Pacific Corp.	3,477	437,129
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.4%
Applied Materials, Inc.	1,232,148	14,095,773
Intel Corp.	1,045,872	21,576,339
KLA-Tencor Corp.	272,673	13,022,863
Marvell Technology Group Ltd.	263,266	1,911,311
Texas Instruments, Inc.	554,721	17,163,068
		67,769,354
SOFTWARE — 4.3%
Activision Blizzard, Inc.	147,339	1,564,740
CA, Inc.	550,689	12,104,144
Microsoft Corp.	1,336,759	35,731,568
Oracle Corp.	502,908	16,756,895
		66,157,347

8

Shares	Value
SPECIALTY RETAIL — 4.6%
American Eagle Outfitters, Inc.	521,717	$ 10,700,416
Best Buy Co., Inc.	602,303	7,137,291
Foot Locker, Inc.	304,087	9,767,274
GameStop Corp., Class A	467,580	11,731,582
Home Depot, Inc. (The)	297,669	18,410,828
Staples, Inc.	1,111,270	12,668,478
		70,415,869
THRIFTS AND MORTGAGE FINANCE — 0.3%
New York Community Bancorp, Inc.	298,763	3,913,795
TOBACCO — 3.5%
Altria Group, Inc.	485,333	15,249,163
Lorillard, Inc.	68,905	8,039,146
Philip Morris International, Inc.	74,288	6,213,448
Reynolds American, Inc.	316,548	13,114,584
Universal Corp.	215,972	10,779,163
		53,395,504
TOTAL COMMON STOCKS (Cost $1,188,927,480)		1,509,322,882
Temporary Cash Investments — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% – 0.875%, 2/28/17 – 8/31/17, valued at $4,318,592), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $4,196,928)		4,196,900
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $2,142,706), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $2,098,467)		2,098,450
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $713,041), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $699,488)		699,483
SSgA U.S. Government Money Market Fund	912,223	912,223
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,907,056)		7,907,056
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $1,196,834,536)		1,517,229,938
OTHER ASSETS AND LIABILITIES — 0.7%		10,877,435
TOTAL NET ASSETS — 100.0%		$1,528,107,373

Notes to Schedule of Investments

†    Category is less than 0.05% of total net assets.
(1) Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,196,834,536)	$1,517,229,938
Deposits with broker for futures contracts	955,500
Receivable for investments sold	54,756,402
Receivable for capital shares sold	3,106,374
Receivable for variation margin on futures contracts	508,037
Dividends and interest receivable	1,812,945
1,578,369,196

Liabilities
Disbursements in excess of demand deposit cash	12,480
Payable for investments purchased	28,232,886
Payable for capital shares redeemed	21,106,131
Accrued management fees	871,709
Distribution and service fees payable	38,617
50,261,823

Net Assets	$1,528,107,373

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,546,613,627
Undistributed net investment income	65,133
Accumulated net realized loss	(338,965,758)
Net unrealized appreciation	320,394,371
$1,528,107,373

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,287,305,571	47,152,190	$27.30
Institutional Class, $0.01 Par Value	$65,011,502	2,379,497	$27.32
A Class, $0.01 Par Value	$172,697,050	6,331,330	$27.28*
C Class, $0.01 Par Value	$1,389,586	51,000	$27.25
R Class, $0.01 Par Value	$1,703,664	62,401	$27.30
*Maximum offering price $28.94 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $93,850)	$24,577,933
Interest	10,601
24,588,534

Expenses:
Management fees	5,184,042
Distribution and service fees:
A Class	189,830
C Class	6,325
R Class	2,603
Directors’ fees and expenses	41,384
Other expenses	731
5,424,915

Net investment income (loss)	19,163,619

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	86,676,280
Futures contract transactions	(125,803)
Foreign currency transactions	3,119
86,553,596

Change in net unrealized appreciation (depreciation) on:
Investments	(27,800,787)
Translation of assets and liabilities in foreign currencies	(1,870)
(27,802,657)

Net realized and unrealized gain (loss)	58,750,939

Net Increase (Decrease) in Net Assets Resulting from Operations	$77,914,558

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND YEAR ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012
Operations
Net investment income (loss)	$19,163,619	$26,006,879
Net realized gain (loss)	86,553,596	61,234,053
Change in net unrealized appreciation (depreciation)	(27,802,657)	(22,980,488)
Net increase (decrease) in net assets resulting from operations	77,914,558	64,260,444

Distributions to Shareholders
From net investment income:
Investor Class	(17,212,012)	(22,166,360)
Institutional Class	(1,231,208)	(2,131,405)
A Class	(1,908,621)	(1,703,017)
B Class	—	(171)
C Class	(10,302)	(7,366)
R Class	(12,444)	(8,302)
Decrease in net assets from distributions	(20,374,587)	(26,016,621)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(52,405,447)	(126,126,611)

Net increase (decrease) in net assets	5,134,524	(87,882,788)

Net Assets
Beginning of period	1,522,972,849	1,610,855,637
End of period	$1,528,107,373	$1,522,972,849

Undistributed net investment income	$65,133	$1,276,101

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives by investing primarily in common stocks of large capitalization, publicly-traded U.S. companies.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

13

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2012 was 0.67% for the Investor Class, A Class, C Class and R Class and 0.47% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

15

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2012 were $613,928,675 and $672,558,474, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2012		Year ended June 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	230,000,000		230,000,000
Sold	1,622,647	$43,909,560	3,224,252	$81,186,437
Issued in reinvestment of distributions	603,068	16,586,174	857,331	21,323,146
Redeemed	(4,760,664)	(130,029,691)	(7,326,884)	(182,293,645)
	(2,534,949)	(69,533,957)	(3,245,301)	(79,784,062)
Institutional Class/Shares Authorized	75,000,000		75,000,000
Sold	160,013	4,349,801	722,826	18,132,028
Issued in reinvestment of distributions	37,411	1,030,043	74,524	1,845,822
Redeemed	(1,535,344)	(41,946,163)	(2,106,105)	(52,366,864)
	(1,337,920)	(36,566,319)	(1,308,755)	(32,389,014)
A Class/Shares Authorized	75,000,000		75,000,000
Sold	2,471,034	68,649,048	735,867	18,374,764
Issued in reinvestment of distributions	68,894	1,889,220	67,472	1,676,653
Redeemed	(654,293)	(17,713,385)	(1,410,073)	(34,585,102)
	1,885,635	52,824,883	(606,734)	(14,533,685)
B Class/Shares Authorized	N/A		N/A
Issued in reinvestment of distributions			7	171
Redeemed			(3,650)	(87,522)
			(3,643)	(87,351)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	14,721	404,645	14,803	378,581
Issued in reinvestment of distributions	255	6,959	204	5,057
Redeemed	(7,843)	(211,276)	(7,752)	(191,694)
	7,133	200,328	7,255	191,944
R Class/Shares Authorized	10,000,000		10,000,000
Sold	36,811	1,000,083	27,268	700,916
Issued in reinvestment of distributions	364	9,983	221	5,575
Redeemed	(12,687)	(340,448)	(9,405)	(230,934)
	24,488	669,618	18,084	475,557
Net increase (decrease)	(1,955,613)	$(52,405,447)	(5,139,094)	$(126,126,611)

16

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,509,322,882	—	—
Temporary Cash Investments	912,223	$6,994,833	—
Total Value of Investment Securities	$1,510,235,105	$6,994,833	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

The value of equity price risk derivative instruments as of December 31, 2012, is disclosed on the Statement of Assets and Liabilities as an asset of $508,037 in receivable for variation margin on futures contracts. For the six months ended December 31, 2012, the effect of equity price risk derivative instruments on the Statement of Operations was $(125,803) in net realized gain (loss) on futures contract transactions.

17

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,200,442,489
Gross tax appreciation of investments	$341,338,494
Gross tax depreciation of investments	(24,551,045)
Net tax appreciation (depreciation) of investments	$316,787,449

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2012, the fund had accumulated short-term capital losses of $(421,544,258), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(65,970,006) and $(355,574,252) expire in 2017 and 2018, respectively.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$26.29	0.34	1.03	1.37	(0.36)	—	(0.36)	$27.30	5.21%	0.68%(4)	2.46%(4)	40%	$1,287,306
2012	$25.54	0.43	0.76	1.19	(0.44)	—	(0.44)	$26.29	4.75%	0.68%	1.73%	53%	$1,306,254
2011	$19.88	0.36	5.64	6.00	(0.34)	—	(0.34)	$25.54	30.31%	0.69%	1.52%	42%	$1,351,936
2010	$18.03	0.33	1.85	2.18	(0.33)	—	(0.33)	$19.88	11.99%	0.70%	1.58%	45%	$1,227,234
2009	$25.32	0.44	(7.20)	(6.76)	(0.53)	—	(0.53)	$18.03	(26.76)%	0.70%	2.27%	49%	$1,281,418
2008	$35.04	0.47	(6.54)	(6.07)	(0.36)	(3.29)	(3.65)	$25.32	(18.48)%	0.68%	1.53%	57%	$2,078,333
Institutional Class
2012(3)	$26.31	0.36	1.04	1.40	(0.39)	—	(0.39)	$27.32	5.32%	0.48%(4)	2.66%(4)	40%	$65,012
2012	$25.56	0.48	0.76	1.24	(0.49)	—	(0.49)	$26.31	4.96%	0.48%	1.93%	53%	$97,809
2011	$19.89	0.40	5.66	6.06	(0.39)	—	(0.39)	$25.56	30.61%	0.49%	1.72%	42%	$128,468
2010	$18.04	0.38	1.85	2.23	(0.38)	—	(0.38)	$19.89	12.20%	0.50%	1.78%	45%	$197,196
2009	$25.35	0.48	(7.21)	(6.73)	(0.58)	—	(0.58)	$18.04	(26.63)%	0.50%	2.47%	49%	$268,346
2008	$35.06	0.52	(6.53)	(6.01)	(0.41)	(3.29)	(3.70)	$25.35	(18.32)%	0.48%	1.73%	57%	$538,656

19

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$26.26	0.31	1.03	1.34	(0.32)	—	(0.32)	$27.28	5.12%	0.93%(4)	2.21%(4)	40%	$172,697
2012	$25.52	0.37	0.74	1.11	(0.37)	—	(0.37)	$26.26	4.46%	0.93%	1.48%	53%	$116,762
2011	$19.86	0.30	5.64	5.94	(0.28)	—	(0.28)	$25.52	30.02%	0.94%	1.27%	42%	$128,920
2010	$18.01	0.28	1.85	2.13	(0.28)	—	(0.28)	$19.86	11.72%	0.95%	1.33%	45%	$125,981
2009	$25.28	0.40	(7.20)	(6.80)	(0.47)	—	(0.47)	$18.01	(26.95)%	0.95%	2.02%	49%	$182,331
2008	$35.01	0.39	(6.53)	(6.14)	(0.30)	(3.29)	(3.59)	$25.28	(18.68)%	0.93%	1.28%	57%	$361,500
C Class
2012(3)	$26.23	0.20	1.03	1.23	(0.21)	—	(0.21)	$27.25	4.69%	1.68%(4)	1.46%(4)	40%	$1,390
2012	$25.48	0.18	0.76	0.94	(0.19)	—	(0.19)	$26.23	3.73%	1.68%	0.73%	53%	$1,151
2011	$19.83	0.12	5.63	5.75	(0.10)	—	(0.10)	$25.48	29.04%	1.69%	0.52%	42%	$933
2010	$17.99	0.12	1.84	1.96	(0.12)	—	(0.12)	$19.83	10.85%	1.70%	0.58%	45%	$863
2009	$25.20	0.24	(7.17)	(6.93)	(0.28)	—	(0.28)	$17.99	(27.48)%	1.70%	1.27%	49%	$815
2008	$34.98	0.16	(6.51)	(6.35)	(0.14)	(3.29)	(3.43)	$25.20	(19.31)%	1.68%	0.53%	57%	$1,176
R Class
2012(3)	$26.28	0.29	1.02	1.31	(0.29)	—	(0.29)	$27.30	4.97%	1.18%(4)	1.96%(4)	40%	$1,704
2012	$25.54	0.31	0.74	1.05	(0.31)	—	(0.31)	$26.28	4.19%	1.18%	1.23%	53%	$997
2011	$19.87	0.24	5.65	5.89	(0.22)	—	(0.22)	$25.54	29.73%	1.19%	1.02%	42%	$506
2010	$18.03	0.23	1.84	2.07	(0.23)	—	(0.23)	$19.87	11.38%	1.20%	1.08%	45%	$279
2009	$25.29	0.36	(7.21)	(6.85)	(0.41)	—	(0.41)	$18.03	(27.13)%	1.20%	1.77%	49%	$176
2008	$35.04	0.32	(6.53)	(6.21)	(0.25)	(3.29)	(3.54)	$25.29	(18.88)%	1.18%	1.03%	57%	$546

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2012 (unaudited).
(4)	Annualized.
(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77349   1302

SEMIANNUAL REPORT    DECEMBER 31, 2012

Equity Market Neutral Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Notes to Financial Statements	18
Financial Highlights	24
Additional Information	27

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ALHIX	-0.28%	-1.22%	-0.89%	1.07%	9/30/05
Barclays U.S. 1-3 Month Treasury Bill Index	—	0.05%	0.08%	0.44%	1.73%	—
Institutional Class	ALISX	-0.19%	-1.12%	-0.70%	1.27%	9/30/05
A Class No sales charge* With sales charge*	ALIAX	-0.48% -6.24%	-1.61% -7.25%	-1.17% -2.33%	0.82% 0.00%	9/30/05
C Class No sales charge* With sales charge*	ALICX	-0.80% -1.79%	-2.27% -2.27%	-1.89% -1.89%	0.06% 0.06%	9/30/05
R Class	ALIRX	-0.49%	-1.73%	-1.39%	0.57%	9/30/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
3.38%	3.18%	3.63%	4.38%	3.88%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. In addition, its investment approach may involve higher volatility, short sales risk and overweighting risk. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2012
Top Ten Long Holdings	% of net assets
Mine Safety Appliances Co.	0.77%
KLA-Tencor Corp.	0.75%
Landstar System, Inc.	0.75%
Garmin Ltd.	0.75%
Ameren Corp.	0.74%
Energizer Holdings, Inc.	0.74%
CVS Caremark Corp.	0.73%
Tetra Tech, Inc.	0.73%
Macy’s, Inc.	0.72%
Cash America International, Inc.	0.72%

Top Ten Short Holdings	% of net assets
Viasat, Inc.	(0.76)%
Toll Brothers, Inc.	(0.75)%
Convergys Corp.	(0.75)%
MeadWestvaco Corp.	(0.75)%
Rayonier, Inc.	(0.74)%
Genesee & Wyoming, Inc., Class A	(0.74)%
Salesforce.com, Inc.	(0.74)%
White Mountains Insurance Group Ltd.	(0.73)%
International Rectifier Corp.	(0.73)%
Ltd. Brands, Inc.	(0.73)%

Types of Investments in Portfolio	% of net assets
Common Stocks	95.6%
Common Stocks Sold Short	(95.6)%
Temporary Cash Investments	3.3%
Other Assets and Liabilities*	96.7%
*Amount relates primarily to deposits with broker for securities sold short at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 – 12/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$997.20	$16.56	3.29%
Institutional Class	$1,000	$998.10	$15.56	3.09%
A Class	$1,000	$995.20	$17.80	3.54%
C Class	$1,000	$992.00	$21.54	4.29%
R Class	$1,000	$995.10	$19.06	3.79%
Hypothetical
Investor Class	$1,000	$1,008.62	$16.66	3.29%
Institutional Class	$1,000	$1,009.63	$15.65	3.09%
A Class	$1,000	$1,007.36	$17.91	3.54%
C Class	$1,000	$1,003.58	$21.67	4.29%
R Class	$1,000	$1,006.10	$19.16	3.79%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 95.6%
AEROSPACE AND DEFENSE — 2.4%
Alliant Techsystems, Inc.	762	$ 47,214
Esterline Technologies Corp.(1)	1,592	101,267
Huntington Ingalls Industries, Inc.(2)	6,535	283,227
L-3 Communications Holdings, Inc.	1,398	107,115
Lockheed Martin Corp.	383	35,347
Northrop Grumman Corp.(2)	4,180	282,484
Textron, Inc.(2)	12,937	320,708
		1,177,362
AIR FREIGHT AND LOGISTICS — 0.5%
FedEx Corp.	2,699	247,552
AIRLINES — 0.9%
Alaska Air Group, Inc.(1)(2)	4,552	196,146
Delta Air Lines, Inc.(1)(2)	8,990	106,711
Spirit Airlines, Inc.(1)(2)	8,829	156,450
		459,307
AUTO COMPONENTS — 0.2%
BorgWarner, Inc.(1)	1,001	71,692
Tenneco, Inc.(1)	830	29,141
		100,833
AUTOMOBILES — 0.5%
Thor Industries, Inc.(2)	6,744	252,428
BEVERAGES — 0.1%
Constellation Brands, Inc., Class A(1)(2)	2,000	70,780
BIOTECHNOLOGY — 1.8%
Alexion Pharmaceuticals, Inc.(1)	623	58,444
Biogen Idec, Inc.(1)	852	124,963
Celgene Corp.(1)	1,518	119,497
Cubist Pharmaceuticals, Inc.(1)(2)	2,679	112,679
Momenta Pharmaceuticals, Inc.(1)(2)	8,786	103,499
Pharmacyclics, Inc.(1)	1,958	113,368
United Therapeutics Corp.(1)	2,209	118,005
Vertex Pharmaceuticals, Inc.(1)	2,844	119,277
		869,732
BUILDING PRODUCTS — 0.1%
Lennox International, Inc.	936	49,159
CAPITAL MARKETS — 2.0%
Federated Investors, Inc. Class B(2)	12,935	$ 261,675
Investment Technology Group, Inc.(1)(2)	20,555	184,995
SEI Investments Co.(2)	12,729	297,095
Waddell & Reed Financial, Inc.(2)	7,203	250,808
		994,573
CHEMICALS — 5.2%
CF Industries Holdings, Inc.(2)	1,557	316,320
Chemtura Corp.(1)(2)	8,345	177,415
Georgia Gulf Corp.(2)	5,610	231,581
Huntsman Corp.(2)	18,833	299,445
LyondellBasell Industries NV, Class A(2)	4,486	256,106
Methanex Corp.(2)	7,825	249,383
Monsanto Co.(2)	3,120	295,308
NewMarket Corp.	1,112	291,566
PPG Industries, Inc.(2)	1,921	260,007
W.R. Grace & Co.(1)	2,400	161,352
		2,538,483
COMMERCIAL BANKS — 1.3%
PacWest Bancorp.	4,459	110,494
Regions Financial Corp.(2)	40,334	287,178
TCF Financial Corp.(2)	17,509	212,734
		610,406
COMMERCIAL SERVICES AND SUPPLIES — 2.0%
Mine Safety Appliances Co.(2)	8,708	371,919
RR Donnelley & Sons Co.(2)	25,751	231,759
Tetra Tech, Inc.(1)(2)	13,403	354,509
		958,187
COMMUNICATIONS EQUIPMENT — 2.3%
Arris Group, Inc.(1)(2)	19,781	295,528
Brocade Communications Systems, Inc.(1)(2)	50,318	268,195
Ciena Corp.(1)(2)	20,560	322,792
Research In Motion Ltd.(1)(2)	21,378	253,971
		1,140,486
COMPUTERS AND PERIPHERALS — 0.2%
EMC Corp.(1)	3,570	90,321
CONSTRUCTION AND ENGINEERING — 0.4%
Granite Construction, Inc.(2)	6,468	217,454

7

Shares	Value
CONSUMER FINANCE — 1.5%
American Express Co.	3,969	$ 228,138
Cash America International, Inc.(2)	8,832	350,365
Portfolio Recovery Associates, Inc.(1)	1,603	171,297
		749,800
CONTAINERS AND PACKAGING — 1.5%
Graphic Packaging Holding Co.(1)(2)	26,910	173,839
Greif, Inc., Class A(2)	6,250	278,125
Owens-Illinois, Inc.(1)(2)	11,982	254,857
		706,821
DIVERSIFIED CONSUMER SERVICES — 0.7%
Coinstar, Inc.(1)(2)	6,149	319,809
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Interactive Brokers Group, Inc., Class A(2)	19,341	264,585
Moody’s Corp.(2)	1,799	90,526
MSCI, Inc., Class A(1)	1,230	38,118
NASDAQ OMX Group, Inc. (The)(2)	9,061	226,615
NYSE Euronext	3,546	111,841
		731,685
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.(2)	5,387	181,596
Vonage Holdings Corp.(1)(2)	118,928	281,859
		463,455
ELECTRIC UTILITIES — 0.6%
Portland General Electric Co.(2)	9,946	272,123
ELECTRICAL EQUIPMENT — 1.3%
Belden, Inc.(2)	1,411	63,481
Brady Corp., Class A(2)	8,240	275,216
EnerSys(1)(2)	7,622	286,816
		625,513
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.7%
Celestica, Inc.(1)(2)	31,330	255,339
Itron, Inc.(1)(2)	6,574	292,872
Molex, Inc.(2)	9,855	269,337
		817,548
ENERGY EQUIPMENT AND SERVICES — 1.9%
Diamond Offshore Drilling, Inc.(2)	1,821	123,755
Exterran Holdings, Inc.(1)(2)	8,004	175,448
Helix Energy Solutions Group, Inc.(1)(2)	14,949	308,547
RPC, Inc.(2)	24,810	303,675
		911,425
FOOD AND STAPLES RETAILING — 1.1%
CVS Caremark Corp.(2)	7,339	354,840
SUPERVALU, Inc.(2)	70,191	173,372
		528,212
FOOD PRODUCTS — 2.2%
Campbell Soup Co.(2)	7,349	256,407
Darling International, Inc.(1)(2)	5,435	87,177
Dean Foods Co.(1)(2)	19,562	322,969
Pilgrim’s Pride Corp.(1)(2)	19,121	138,627
Smithfield Foods, Inc.(1)(2)	11,104	239,513
		1,044,693
GAS UTILITIES — 0.7%
Northwest Natural Gas Co.(2)	7,712	340,870
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.4%
Abbott Laboratories	1,851	121,241
Align Technology, Inc.(1)(2)	5,141	142,663
Boston Scientific Corp.(1)(2)	55,849	320,015
Hill-Rom Holdings, Inc.(2)	8,470	241,395
St. Jude Medical, Inc.	1,515	54,752
Thoratec Corp.(1)(2)	7,072	265,341
		1,145,407
HEALTH CARE PROVIDERS AND SERVICES — 1.0%
McKesson Corp.	2,873	278,566
Quest Diagnostics, Inc.	2,585	150,628
Select Medical Holdings Corp.(2)	5,015	47,291
		476,485
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc.(1)(2)	21,155	199,280
athenahealth, Inc.(1)	545	40,030
Cerner Corp.(1)	470	36,491
		275,801
HOTELS, RESTAURANTS AND LEISURE — 3.4%
Ameristar Casinos, Inc.(2)	8,027	210,628
Bally Technologies, Inc.(1)(2)	7,258	324,505
Brinker International, Inc.(2)	10,391	322,017
Cracker Barrel Old Country Store, Inc.	4,049	260,189
Papa John’s International, Inc.(1)	3,273	179,819
Six Flags Entertainment Corp.(2)	5,674	347,249
		1,644,407
HOUSEHOLD DURABLES — 2.7%
Garmin Ltd.(2)	8,874	362,237
Harman International Industries, Inc.(2)	7,038	314,176

8

Shares	Value
Newell Rubbermaid, Inc.(2)	12,658	$ 281,893
PulteGroup, Inc.(1)(2)	18,605	337,867
		1,296,173
HOUSEHOLD PRODUCTS — 1.3%
Energizer Holdings, Inc.	4,502	360,070
Spectrum Brands Holdings, Inc.(2)	6,334	284,587
		644,657
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.2%
AES Corp. (The)	9,144	97,841
INDUSTRIAL CONGLOMERATES — 0.6%
Danaher Corp.(2)	4,979	278,326
INSURANCE — 4.3%
Aflac, Inc.(2)	5,214	276,968
Arch Capital Group Ltd.(1)(2)	5,927	260,907
Assurant, Inc.(2)	8,990	311,953
Axis Capital Holdings Ltd.	3,039	105,271
CNA Financial Corp.(2)	2,939	82,321
Everest Re Group Ltd.	900	98,955
Loews Corp.(2)	5,987	243,970
Protective Life Corp.(2)	3,397	97,086
Prudential Financial, Inc.(2)	3,882	207,027
Validus Holdings Ltd.(2)	7,163	247,697
XL Group plc	6,040	151,362
		2,083,517
INTERNET AND CATALOG RETAIL — 0.7%
Expedia, Inc.	4,053	249,057
HomeAway, Inc.(1)(2)	4,652	102,344
		351,401
INTERNET SOFTWARE AND SERVICES — 0.6%
Dice Holdings, Inc.(1)(2)	34,102	313,056
IT SERVICES — 1.9%
Acxiom Corp.(1)(2)	14,468	252,611
Computer Sciences Corp.(2)	8,429	337,582
Total System Services, Inc.(2)	15,814	338,736
		928,929
LEISURE EQUIPMENT AND PRODUCTS — 0.2%
Polaris Industries, Inc.(2)	906	76,240
LIFE SCIENCES TOOLS AND SERVICES — 0.9%
Agilent Technologies, Inc.(2)	7,222	295,669
Life Technologies Corp.(1)	2,582	126,724
		422,393
MACHINERY — 2.8%
Actuant Corp., Class A(2)	10,507	293,250
Crane Co.	5,533	256,067
Cummins, Inc.	766	82,996
Lincoln Electric Holdings, Inc.(2)	5,098	248,171
Oshkosh Corp.(1)	4,316	127,969
Parker-Hannifin Corp.(2)	527	44,827
WABCO Holdings, Inc.(1)(2)	4,561	297,332
		1,350,612
MEDIA — 1.8%
AMC Networks, Inc.(1)	1,087	53,806
Comcast Corp., Class A(2)	8,945	334,364
Regal Entertainment Group Class A(2)	17,488	243,958
Scholastic Corp.(2)	8,200	242,392
		874,520
METALS AND MINING — 2.8%
Agnico-Eagle Mines Ltd. New York Shares	3,652	191,584
Coeur d’Alene Mines Corp.(1)(2)	12,787	314,560
Commercial Metals Co.(2)	17,117	254,359
Steel Dynamics, Inc.(2)	18,496	253,950
Worthington Industries, Inc.(2)	12,789	332,386
		1,346,839
MULTI-UTILITIES — 1.4%
Ameren Corp.(2)	11,755	361,114
Public Service Enterprise Group, Inc.(2)	10,204	312,242
		673,356
MULTILINE RETAIL — 1.3%
Dillard’s, Inc., Class A(2)	3,552	297,551
Macy’s, Inc.(2)	8,995	350,985
		648,536
OIL, GAS AND CONSUMABLE FUELS — 6.0%
Apache Corp.	3,677	288,644
Cheniere Energy, Inc.(1)(2)	6,935	130,239
Chevron Corp.(2)	2,029	219,416
ConocoPhillips(2)	5,243	304,042
Delek US Holdings, Inc.	2,887	73,099
Denbury Resources, Inc.(1)(2)	15,083	244,345
Energy XXI Bermuda Ltd.(2)	8,224	264,731
Exxon Mobil Corp.	2,948	255,149
HollyFrontier Corp.	2,089	97,243
Marathon Petroleum Corp.(2)	2,780	175,140
Suncor Energy, Inc.(2)	7,968	262,785
Tesoro Corp.	2,924	128,802
Valero Energy Corp.(2)	7,594	259,107
Western Refining, Inc.(2)	7,913	223,067
		2,925,809

9

Shares	Value
PAPER AND FOREST PRODUCTS — 0.1%
Buckeye Technologies, Inc.	1,809	$ 51,936
PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc., Class A	4,370	161,909
PHARMACEUTICALS — 1.9%
Eli Lilly & Co.(2)	5,935	292,714
Merck & Co., Inc.(2)	5,906	241,792
Pfizer, Inc.(2)	11,570	290,176
ViroPharma, Inc.(1)(2)	2,369	53,918
Warner Chilcott plc Class A(2)	2,418	29,113
		907,713
PROFESSIONAL SERVICES — 1.4%
Acacia Research – Acacia Technologies(1)(2)	9,880	253,422
Dun & Bradstreet Corp.	3,786	297,769
Equifax, Inc.	2,336	126,424
		677,615
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.6%
Apartment Investment & Management Co., Class A(2)	10,311	279,016
CBL & Associates Properties, Inc.(2)	14,025	297,470
First Industrial Realty Trust, Inc.(1)(2)	15,856	223,252
		799,738
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
Altisource Portfolio Solutions SA(1)	313	27,123
ROAD AND RAIL — 0.8%
Avis Budget Group, Inc.(1)	1,283	25,429
Landstar System, Inc.(2)	6,923	363,181
		388,610
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Micro Devices, Inc.(1)(2)	86,654	207,970
Cypress Semiconductor Corp.(2)	5,857	63,490
First Solar, Inc.(1)	6,685	206,433
Freescale Semiconductor Ltd.(1)(2)	5,631	61,997
KLA-Tencor Corp.(2)	7,605	363,215
LSI Corp.(1)(2)	36,957	261,655
NVIDIA Corp.(2)	28,302	347,832
		1,512,592
SOFTWARE — 3.9%
Activision Blizzard, Inc.(2)	26,880	285,466
Autodesk, Inc.(1)(2)	7,042	248,935
Cadence Design Systems, Inc.(1)(2)	16,000	216,160
Mentor Graphics Corp.(1)(2)	17,877	304,266
NetSuite, Inc.(1)	1,681	113,131
Oracle Corp.(2)	7,597	253,132
Symantec Corp.(1)(2)	8,201	154,261
Synopsys, Inc.(1)(2)	10,242	326,105
		1,901,456
SPECIALTY RETAIL — 5.6%
Aaron’s, Inc.(2)	9,319	263,541
Advance Auto Parts, Inc.	3,464	250,620
Best Buy Co., Inc.(2)	19,519	231,300
Buckle, Inc. (The)(2)	5,842	260,787
Chico’s FAS, Inc.	1,404	25,918
DSW, Inc., Class A	2,907	190,961
Foot Locker, Inc.(2)	9,930	318,952
GameStop Corp., Class A(2)	9,549	239,584
Hibbett Sports, Inc.(1)	702	36,995
Home Depot, Inc. (The)	1,963	121,412
O’Reilly Automotive, Inc.(1)	1,261	112,759
PetSmart, Inc.(2)	4,975	339,992
Vitamin Shoppe, Inc.(1)(2)	6,031	345,938
		2,738,759
TEXTILES, APPAREL AND LUXURY GOODS — 2.4%
Carter’s, Inc.(1)	2,485	138,290
Crocs, Inc.(1)(2)	19,157	275,669
Hanesbrands, Inc.(1)	1,792	64,190
Iconix Brand Group, Inc.(1)(2)	15,158	338,327
Jones Group, Inc. (The)(2)	20,037	221,609
Michael Kors Holdings Ltd.(1)	2,235	114,052
		1,152,137
THRIFTS AND MORTGAGE FINANCE — 0.5%
Ocwen Financial Corp.(1)(2)	7,443	257,453
TOBACCO — 0.5%
Universal Corp.(2)	4,950	247,054
TRADING COMPANIES AND DISTRIBUTORS — 0.8%
Beacon Roofing Supply, Inc.(1)(2)	7,551	251,297
WESCO International, Inc.(1)	2,065	139,243
		390,540
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
MetroPCS Communications, Inc.(1)	2,920	29,025
TOTAL COMMON STOCKS (Cost $41,788,484)		46,386,982

10

Shares	Value
Temporary Cash Investments — 3.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various
U.S. Treasury obligations, 0.625% – 0.875%, 2/28/17 – 8/31/17, valued at $978,851), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value
$959,325)
		$ 959,319
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $489,776), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $479,664)		479,660
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $162,986), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $159,888)		159,887
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,598,866)		1,598,866
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT— 98.9% (Cost $43,387,350)		47,985,848
Common Stocks Sold Short — (95.6)%
AEROSPACE AND DEFENSE — (1.5)%
CAE, Inc.	(34,131)	(346,430)
Hexcel Corp.	(9,517)	(256,578)
Precision Castparts Corp.	(709)	(134,299)
		(737,307)
AIR FREIGHT AND LOGISTICS — (1.0)%
Atlas Air Worldwide Holdings, Inc.	(5,430)	(240,603)
CH Robinson Worldwide, Inc.	(4,159)	(262,932)
		(503,535)
AUTO COMPONENTS — (1.7)%
Gentex Corp.	(16,601)	(312,431)
Johnson Controls, Inc.	(10,427)	(320,109)
TRW Automotive Holdings Corp.	(3,393)	(181,898)
		(814,438)
BEVERAGES — (1.1)%
Beam, Inc.	(3,971)	(242,588)
Coca-Cola Co. (The)	(8,498)	(308,053)
		(550,641)
BIOTECHNOLOGY — (0.7)%
Cepheid, Inc.	(3,627)	(122,629)
Medivation, Inc.	(2,239)	(114,547)
Theravance, Inc.	(4,850)	(108,010)
		(345,186)
BUILDING PRODUCTS — (1.1)%
Armstrong World Industries, Inc.	(4,976)	(252,432)
Owens Corning	(7,841)	(290,039)
		(542,471)
CAPITAL MARKETS — (1.6)%
Bank of New York Mellon Corp. (The)	(9,670)	(248,519)
Charles Schwab Corp. (The)	(17,709)	(254,301)
Stifel Financial Corp.	(8,470)	(270,786)
Teton Advisors, Inc., Class B	(20)	(8)
		(773,614)
CHEMICALS — (3.8)%
Air Products & Chemicals, Inc.	(2,947)	(247,607)
Ashland, Inc.	(2,633)	(211,720)
Cabot Corp.	(7,166)	(285,135)
Ecolab, Inc.	(3,777)	(271,566)
Intrepid Potash, Inc.	(9,708)	(206,683)
Olin Corp.	(4,437)	(95,795)
Praxair, Inc.	(2,280)	(249,546)
Sensient Technologies Corp.	(7,327)	(260,548)
		(1,828,600)
COMMERCIAL BANKS — (2.8)%
First Niagara Financial Group, Inc.	(5,892)	(46,724)
First Republic Bank	(10,239)	(335,634)
Iberiabank Corp.	(1,041)	(51,134)
PNC Financial Services Group, Inc.	(4,498)	(262,278)
Texas Capital Bancshares, Inc.	(6,575)	(294,692)
Trustmark Corp.	(2,174)	(48,828)
Valley National Bancorp	(31,830)	(296,019)
		(1,335,309)
COMMERCIAL SERVICES AND SUPPLIES — (1.0)%
Clean Harbors, Inc.	(3,723)	(204,802)
Geo Group, Inc. (The)	(816)	(23,011)
Interface, Inc.	(16,128)	(259,339)
		(487,152)
COMMUNICATIONS EQUIPMENT — (1.3)%
EchoStar Corp. Class A	(7,794)	(266,711)
Viasat, Inc.	(9,484)	(368,927)
		(635,638)
COMPUTERS AND PERIPHERALS — (0.6)%
SanDisk Corp.	(6,810)	(296,644)

11

Shares	Value
CONSTRUCTION AND ENGINEERING — (1.4)%
Jacobs Engineering Group, Inc.	(7,625)	$ (324,596)
MasTec, Inc.	(14,122)	(352,062)
		(676,658)
CONSTRUCTION MATERIALS — (0.8)%
Martin Marietta Materials, Inc.	(2,128)	(200,628)
Vulcan Materials Co.	(3,508)	(182,591)
		(383,219)
CONTAINERS AND PACKAGING — (0.9)%
Sealed Air Corp.	(15,550)	(272,280)
Silgan Holdings, Inc.	(3,642)	(151,471)
		(423,751)
DISTRIBUTORS — (0.1)%
LKQ Corp.	(3,256)	(68,702)
DIVERSIFIED CONSUMER SERVICES — (0.8)%
K12, Inc.	(2,848)	(58,213)
Sotheby’s	(9,536)	(320,600)
		(378,813)
ELECTRIC UTILITIES — (1.4)%
Duke Energy Corp.	(1,328)	(84,726)
ITC Holdings Corp.	(2,535)	(194,967)
Northeast Utilities	(6,637)	(259,374)
Pepco Holdings, Inc.	(7,385)	(144,820)
		(683,887)
ELECTRICAL EQUIPMENT — (1.3)%
General Cable Corp.	(8,503)	(258,576)
GrafTech International Ltd.	(37,435)	(351,515)
		(610,091)
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (1.2)%
Anixter International, Inc.	(3,974)	(254,257)
Corning, Inc.	(26,594)	(335,616)
		(589,873)
ENERGY EQUIPMENT AND SERVICES — (3.3)%
Atwood Oceanics, Inc.	(7,467)	(341,914)
FMC Technologies, Inc.	(5,337)	(228,584)
Lufkin Industries, Inc.	(3,835)	(222,929)
Noble Corp.	(7,750)	(269,855)
Rowan Cos. plc	(7,639)	(238,871)
SEACOR Holdings, Inc.	(3,368)	(282,238)
		(1,584,391)
FOOD AND STAPLES RETAILING — (0.6)%
Casey’s General Stores, Inc.	(4,872)	(258,703)
Sysco Corp.	(889)	(28,146)
		(286,849)
FOOD PRODUCTS — (2.1)%
Bunge Ltd.	(4,837)	(351,602)
Flowers Foods, Inc.	(11,174)	(260,019)
Hershey Co. (The)	(3,775)	(272,630)
Snyders-Lance, Inc.	(5,321)	(128,289)
		(1,012,540)
GAS UTILITIES — (2.2)%
National Fuel Gas Co.	(5,205)	(263,841)
New Jersey Resources Corp.	(3,178)	(125,912)
ONEOK, Inc.	(4,566)	(195,197)
South Jersey Industries, Inc.	(6,190)	(311,543)
WGL Holdings, Inc.	(3,919)	(153,586)
		(1,050,079)
HEALTH CARE EQUIPMENT AND SUPPLIES — (2.3)%
DENTSPLY International, Inc.	(8,896)	(352,370)
DexCom, Inc.	(17,959)	(244,422)
Haemonetics Corp.	(4,640)	(189,498)
Neogen Corp.	(1,725)	(78,177)
West Pharmaceutical Services, Inc.	(4,455)	(243,911)
		(1,108,378)
HEALTH CARE PROVIDERS AND SERVICES — (2.5)%
Brookdale Senior Living, Inc.	(2,630)	(66,592)
Cigna Corp.	(528)	(28,227)
Health Net, Inc.	(7,965)	(193,549)
HMS Holdings Corp.	(11,194)	(290,148)
Humana, Inc.	(3,468)	(238,009)
MWI Veterinary Supply, Inc.	(2,187)	(240,570)
WellCare Health Plans, Inc.	(3,661)	(178,254)
		(1,235,349)
HOTELS, RESTAURANTS AND LEISURE — (3.6)%
BJ’s Restaurants, Inc.	(4,163)	(136,963)
Darden Restaurants, Inc.	(5,687)	(256,313)
Dunkin’ Brands Group, Inc.	(2,384)	(79,101)
Hyatt Hotels Corp. Class A	(7,601)	(293,170)
McDonald’s Corp.	(2,732)	(240,990)
MGM Resorts International	(25,720)	(299,381)
Penn National Gaming, Inc.	(1,634)	(80,246)
Starbucks Corp.	(4,996)	(267,885)
Wendy’s Co. (The)	(24,551)	(115,390)
		(1,769,439)
HOUSEHOLD DURABLES — (1.9)%
DR Horton, Inc.	(4,922)	(97,357)
Mohawk Industries, Inc.	(339)	(30,669)
NVR, Inc.	(322)	(296,240)
Ryland Group, Inc.	(3,368)	(122,932)
Toll Brothers, Inc.	(11,326)	(366,170)
		(913,368)

12

Shares	Value
HOUSEHOLD PRODUCTS — (0.3)%
Procter & Gamble Co. (The)	(2,420)	$ (164,294)
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.5)%
NRG Energy, Inc.	(11,184)	(257,120)
INSURANCE — (4.3)%
Aon plc	(5,330)	(296,348)
Assured Guaranty Ltd.	(18,062)	(257,022)
Berkshire Hathaway, Inc., Class B	(3,021)	(270,984)
MBIA, Inc.	(28,972)	(227,430)
Platinum Underwriters Holdings Ltd.	(6,001)	(276,046)
RLI Corp.	(1,589)	(102,745)
Sun Life Financial, Inc.	(11,964)	(317,405)
White Mountains Insurance Group Ltd.	(690)	(355,350)
		(2,103,330)
INTERNET SOFTWARE AND SERVICES — (1.2)%
CoStar Group, Inc.	(2,940)	(262,748)
Equinix, Inc.	(1,429)	(294,660)
		(557,408)
IT SERVICES — (3.1)%
Automatic Data Processing, Inc.	(4,601)	(262,303)
Cognizant Technology Solutions Corp.	(3,779)	(279,835)
Convergys Corp.	(22,180)	(363,974)
Paychex, Inc.	(9,058)	(282,066)
VeriFone Systems, Inc.	(10,777)	(319,861)
		(1,508,039)
LIFE SCIENCES TOOLS AND SERVICES — (0.8)%
Covance, Inc.	(4,505)	(260,254)
Waters Corp.	(1,543)	(134,426)
		(394,680)
MACHINERY — (2.6)%
Colfax Corp.	(8,564)	(345,557)
Flowserve Corp.	(2,395)	(351,586)
Joy Global, Inc.	(4,025)	(256,715)
PACCAR, Inc.	(1,474)	(66,640)
SPX Corp.	(3,708)	(260,116)
		(1,280,614)
MARINE — (0.6)%
Kirby Corp.	(4,853)	(300,352)
MEDIA — (1.2)%
DreamWorks Animation SKG, Inc., Class A	(16,786)	(278,144)
Imax Corp.	(8,606)	(193,463)
Morningstar, Inc.	(450)	(28,273)
Pandora Media, Inc.	(10,806)	(99,199)
		(599,079)
METALS AND MINING — (4.3)%
AK Steel Holding Corp.	(44,950)	(206,770)
Allied Nevada Gold Corp.	(3,220)	(97,019)
AuRico Gold, Inc.	(14,621)	(119,600)
Carpenter Technology Corp.	(5,886)	(303,894)
Compass Minerals International, Inc.	(4,484)	(335,000)
Hecla Mining Co.	(19,800)	(115,434)
New Gold, Inc.	(10,819)	(119,333)
Newmont Mining Corp.	(5,407)	(251,101)
Royal Gold, Inc.	(499)	(40,574)
Silver Standard Resources, Inc.	(17,145)	(255,289)
Thompson Creek Metals Co., Inc.	(55,139)	(228,275)
		(2,072,289)
MULTI-UTILITIES — (0.2)%
NiSource, Inc.	(2,330)	(57,994)
Sempra Energy	(389)	(27,595)
		(85,589)
MULTILINE RETAIL — (1.3)%
Family Dollar Stores, Inc.	(4,326)	(274,312)
J.C. Penney Co., Inc.	(14,864)	(292,969)
Target Corp.	(917)	(54,259)
		(621,540)
OIL, GAS AND CONSUMABLE FUELS — (6.3)%
Anadarko Petroleum Corp.	(2,330)	(173,142)
Approach Resources, Inc.	(8,002)	(200,130)
Bill Barrett Corp.	(3,067)	(54,562)
Cimarex Energy Co.	(4,044)	(233,460)
Consol Energy, Inc.	(3,944)	(126,602)
Enbridge, Inc.	(8,061)	(349,203)
Hess Corp.	(2,013)	(106,608)
Kodiak Oil & Gas Corp.	(31,330)	(277,271)
Northern Oil and Gas, Inc.	(6,288)	(105,764)
Oasis Petroleum, Inc.	(7,870)	(250,266)
Pioneer Natural Resources Co.	(2,273)	(242,279)
Range Resources Corp.	(677)	(42,536)
SM Energy Co.	(5,591)	(291,906)
Spectra Energy Corp.	(12,523)	(342,880)
World Fuel Services Corp.	(6,062)	(249,573)
		(3,046,182)
PAPER AND FOREST PRODUCTS — (1.4)%
Louisiana-Pacific Corp.	(16,968)	(327,822)
MeadWestvaco Corp.	(11,408)	(363,573)
		(691,395)

13

Shares	Value
PHARMACEUTICALS — (0.7)%
Akorn, Inc.	(9,269)	$ (123,834)
Valeant Pharmaceuticals International, Inc.	(2,065)	(123,425)
VIVUS, Inc.	(5,741)	(77,044)
		(324,303)
PROFESSIONAL SERVICES — (0.5)%
IHS, Inc. Class A	(2,559)	(245,664)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (3.2)%
Equity Lifestyle Properties, Inc.	(4,335)	(291,702)
National Retail Properties, Inc.	(7,902)	(246,542)
Rayonier, Inc.	(6,932)	(359,286)
Senior Housing Properties Trust	(14,217)	(336,090)
SL Green Realty Corp.	(4,176)	(320,090)
		(1,553,710)
REAL ESTATE MANAGEMENT AND DEVELOPMENT — (1.6)%
Brookfield Asset Management, Inc. Class A	(4,000)	(146,600)
Brookfield Office Properties, Inc.	(15,787)	(268,537)
CBRE Group, Inc.	(2,757)	(54,864)
Forest City Enterprises, Inc. Class A	(18,553)	(299,631)
		(769,632)
ROAD AND RAIL — (1.7)%
Genesee & Wyoming, Inc. Class A	(4,709)	(358,261)
Kansas City Southern	(1,007)	(84,064)
Old Dominion Freight Line, Inc.	(7,634)	(261,694)
Ryder System, Inc.	(2,555)	(127,571)
		(831,590)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (2.4)%
Hittite Microwave Corp.	(4,352)	(270,259)
International Rectifier Corp.	(19,962)	(353,926)
MEMC Electronic Materials, Inc.	(85,786)	(275,373)
Semtech Corp.	(9,427)	(272,912)
		(1,172,470)
SOFTWARE — (2.6)%
Concur Technologies, Inc.	(1,084)	(73,192)
Informatica Corp.	(9,447)	(286,433)
Salesforce.com, Inc.	(2,125)	(357,212)
Solera Holdings, Inc.	(5,626)	(300,822)
Take-Two Interactive Software, Inc.	(20,671)	(227,588)
		(1,245,247)
SPECIALTY RETAIL — (4.1)%
Abercrombie & Fitch Co. Class A	(5,336)	(255,968)
AutoNation, Inc.	(1,305)	(51,809)
CarMax, Inc.	(7,814)	(293,338)
JOS A Bank Clothiers, Inc.	(5,516)	(234,871)
Ltd. Brands, Inc.	(7,507)	(353,279)
Pier 1 Imports, Inc.	(12,318)	(246,360)
Tiffany & Co.	(4,256)	(244,039)
Urban Outfitters, Inc.	(7,942)	(312,597)
		(1,992,261)
TEXTILES, APPAREL AND LUXURY GOODS — (2.6)%
Columbia Sportswear Co.	(6,179)	(329,712)
Fossil, Inc.	(3,222)	(299,968)
Gildan Activewear, Inc.	(738)	(26,996)
NIKE, Inc. Class B	(5,244)	(270,590)
VF Corp.	(2,175)	(328,360)
		(1,255,626)
THRIFTS AND MORTGAGE FINANCE — (0.6)%
Capitol Federal Financial, Inc.	(21,631)	(252,866)
TFS Financial Corp.	(3,101)	(29,832)
		(282,698)
TRADING COMPANIES AND DISTRIBUTORS — (2.4)%
Air Lease Corp.	(11,180)	(240,370)
Fastenal Co.	(6,022)	(281,167)
GATX Corp.	(2,403)	(104,050)
TAL International Group, Inc.	(6,488)	(236,034)
Textainer Group Holdings Ltd.	(1,506)	(47,379)
United Rentals, Inc.	(5,437)	(247,492)
		(1,156,492)
WIRELESS TELECOMMUNICATION SERVICES — (0.5)%
Crown Castle International Corp.	(3,448)	(248,808)
TOTAL COMMON STOCKS SOLD SHORT — (95.6)% (Proceeds $45,623,420)		(46,386,334)
OTHER ASSETS AND LIABILITIES(3) — 96.7%		46,930,870
TOTAL NET ASSETS — 100.0%		$ 48,530,384

Notes to Schedule of Investments

(1)	Non-income producing.
(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $36,923,859.

(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $43,387,350)	$47,985,848
Cash	231,628
Deposits with broker for securities sold short	46,990,613
Receivable for investments sold	3,727
Receivable for capital shares sold	148,252
Dividends and interest receivable	19,868
95,379,936

Liabilities
Securities sold short, at value (proceeds of $45,623,420)	46,386,334
Payable for investments purchased	275,344
Payable for capital shares redeemed	104,484
Accrued management fees	57,417
Distribution and service fees payable	9,187
Dividend expense payable on securities sold short	16,786
46,849,552

Net Assets	$48,530,384

Net Assets Consist of:
Capital (par value and paid-in surplus)	$56,963,109
Accumulated net investment loss	(1,172,369)
Accumulated net realized loss	(11,095,929)
Net unrealized appreciation	3,835,573
$48,530,384

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$17,596,879	1,674,318	$10.51
Institutional Class, $0.01 Par Value	$4,699,266	441,890	$10.63
A Class, $0.01 Par Value	$20,229,511	1,951,653	$10.37*
C Class, $0.01 Par Value	$4,924,013	497,729	$9.89
R Class, $0.01 Par Value	$1,080,715	105,862	$10.21

*Maximum offering price $11.00 (net asset value divided by 0.9425)

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,013)	$690,632
Interest	705
691,337

Expenses:
Dividend expense on securities sold short	457,615
Broker fees and charges on securities sold short	89,217
Management fees	393,649
Distribution and service fees:
A Class	32,284
C Class	27,421
R Class	2,677
Directors’ fees and expenses	2,406
Other expenses	782
1,006,051

Net investment income (loss)	(314,714)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,225,085
Securities sold short transactions	(2,734,704)
Foreign currency transactions	(204)
2,490,177

Change in net unrealized appreciation (depreciation) on:
Investments	204,448
Securities sold short	(2,601,967)
Translation of assets and liabilities in foreign currencies	64
(2,397,455)

Net realized and unrealized gain (loss)	92,722

Net Increase (Decrease) in Net Assets Resulting from Operations	$(221,992)

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND YEAR ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012
Operations
Net investment income (loss)	$(314,714)	$(1,532,796)
Net realized gain (loss)	2,490,177	5,986,400
Change in net unrealized appreciation (depreciation)	(2,397,455)	(3,702,478)
Net increase (decrease) in net assets resulting from operations	(221,992)	751,126

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(19,123,747)	3,082,233

Net increase (decrease) in net assets	(19,345,739)	3,833,359

Net Assets
Beginning of period	67,876,123	64,042,764
End of period	$48,530,384	$67,876,123

Accumulated net investment loss	$(1,172,369)	$(857,655)

See Notes to Financial Statements.

17

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Market Neutral Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital appreciation independent of equity market conditions. The fund pursues its objective by investing primarily in publicly-traded U.S. companies that have a market capitalization greater than $1 billion. The fund takes long positions in equity securities that have been identified as undervalued and short positions in equity securities that have been identified as overvalued. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

18

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

19

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 1.0480% to 1.2300%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2012 was 1.38% for the Investor Class, A Class, C Class and R Class and 1.18% for the Institutional Class.

20

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2012 were $65,022,429 and $65,270,247, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2012		Year ended June 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	270,935	$2,854,566	1,620,653	$17,110,664
Redeemed	(780,484)	(8,235,109)	(1,544,690)	(16,273,093)
	(509,549)	(5,380,543)	75,963	837,571
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	18,726	199,237	199,402	2,120,737
Redeemed	(104,061)	(1,111,197)	(72,932)	(776,372)
	(85,335)	(911,960)	126,470	1,344,365
A Class/Shares Authorized	70,000,000		70,000,000
Sold	192,010	1,995,650	1,814,978	18,985,401
Redeemed	(1,351,674)	(14,026,157)	(1,497,517)	(15,582,495)
	(1,159,664)	(12,030,507)	317,461	3,402,906
B Class/Shares Authorized	N/A		N/A
Redeemed			(162,298)	(1,615,385)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	19,048	188,838	79,102	793,444
Redeemed	(104,423)	(1,036,843)	(186,631)	(1,871,781)
	(85,375)	(848,005)	(107,529)	(1,078,337)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	21,581	220,797	58,373	600,649
Redeemed	(16,949)	(173,529)	(39,576)	(409,536)
	4,632	47,268	18,797	191,113
Net increase (decrease)	(1,835,291)	$(19,123,747)	268,864	$3,082,233

21

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$45,173,920	—	—
Foreign Common Stocks	1,213,062	—	—
Temporary Cash Investments	—	$1,598,866	—
Total Value of Investment Securities	$46,386,982	$1,598,866	—

Securities Sold Short
Domestic Common Stocks	$(43,891,778)	—	—
Foreign Common Stocks	(2,494,556)	—	—
Total Value of Securities Sold Short	$(46,386,334)	—	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

22

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$43,439,977
Gross tax appreciation of investments	$ 6,893,677
Gross tax depreciation of investments	(2,347,806)
Net tax appreciation (depreciation) of investments	$ 4,545,871
Net tax appreciation (depreciation) on securities sold short	$ (892,112)
Net tax appreciation (depreciation)	$3,653,759

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2012, the fund had accumulated short-term capital losses of $(12,776,596), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(3,625,547) and $(9,151,049) expire in 2017 and 2018, respectively.

As of June 30, 2012, the fund had late-year ordinary loss deferrals of $(857,655) and post-October capital loss deferrals of $(435,860), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$10.54	(0.05)	0.02	(0.03)	—	$10.51	(0.28)%	3.29%(4)	1.39%(4)	(0.90)%(4)	117%	$17,597
2012	$10.37	(0.22)	0.39	0.17	—	$10.54	1.64%	3.38%	1.40%	(2.07)%	252%	$23,019
2011	$10.00	(0.22)	0.59	0.37	—	$10.37	3.70%	3.50%	1.42%	(2.34)%	261%	$21,866
2010	$10.01	(0.17)	0.16	(0.01)	—	$10.00	(0.10)%	3.09%	1.42%	(1.68)%	140%	$16,570
2009	$10.92	(0.16)	(0.75)	(0.91)	—	$10.01	(8.33)%	3.34%	1.41%	(1.56)%	330%	$22,956
2008	$11.22	0.08	(0.15)	(0.07)	(0.23)	$10.92	(0.67)%	2.89%	1.39%	0.90%	356%	$28,939
Institutional Class
2012(3)	$10.65	(0.03)	0.01	(0.02)	—	$10.63	(0.19)%	3.09%(4)	1.19%(4)	(0.70)%(4)	117%	$4,699
2012	$10.46	(0.20)	0.39	0.19	—	$10.65	1.82%	3.18%	1.20%	(1.87)%	252%	$5,618
2011	$10.07	(0.26)	0.65	0.39	—	$10.46	3.87%	3.30%	1.22%	(2.14)%	261%	$4,194
2010	$10.06	(0.16)	0.17	0.01	—	$10.07	0.10%	2.89%	1.22%	(1.48)%	140%	$11,882
2009	$10.95	(0.15)	(0.74)	(0.89)	—	$10.06	(8.13)%	3.14%	1.21%	(1.36)%	330%	$22,354
2008	$11.24	0.17	(0.22)	(0.05)	(0.24)	$10.95	(0.48)%	2.69%	1.19%	1.10%	356%	$12,989

24

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2012(3)	$10.41	(0.06)	0.02	(0.04)	—	$10.37	(0.48)%	3.54%(4)	1.64%(4)	(1.15)%(4)	117%	$20,230
2012	$10.27	(0.24)	0.38	0.14	—	$10.41	1.36%	3.63%	1.65%	(2.32)%	252%	$32,386
2011	$9.93	(0.26)	0.60	0.34	—	$10.27	3.42%	3.75%	1.67%	(2.59)%	261%	$28,691
2010	$9.96	(0.19)	0.16	(0.03)	—	$9.93	(0.30)%	3.34%	1.67%	(1.93)%	140%	$72,781
2009	$10.89	(0.18)	(0.75)	(0.93)	—	$9.96	(8.54)%	3.59%	1.66%	(1.81)%	330%	$104,634
2008	$11.21	0.07	(0.18)	(0.11)	(0.21)	$10.89	(0.98)%	3.14%	1.64%	0.65%	356%	$145,265
C Class
2012(3)	$9.97	(0.09)	0.01	(0.08)	—	$9.89	(0.80)%	4.29%(4)	2.39%(4)	(1.90)%(4)	117%	$4,924
2012	$9.91	(0.31)	0.37	0.06	—	$9.97	0.61%	4.38%	2.40%	(3.07)%	252%	$5,815
2011	$9.65	(0.32)	0.58	0.26	—	$9.91	2.69%	4.50%	2.42%	(3.34)%	261%	$6,845
2010	$9.76	(0.26)	0.15	(0.11)	—	$9.65	(1.13)%	4.09%	2.42%	(2.68)%	140%	$10,543
2009	$10.75	(0.26)	(0.73)	(0.99)	—	$9.76	(9.21)%	4.34%	2.41%	(2.56)%	330%	$17,821
2008	$11.11	—(5)	(0.19)	(0.19)	(0.17)	$10.75	(1.72)%	3.89%	2.39%	(0.10)%	356%	$20,673
R Class
2012(3)	$10.26	(0.07)	0.02	(0.05)	—	$10.21	(0.49)%	3.79%(4)	1.89%(4)	(1.40)%(4)	117%	$1,081
2012	$10.15	(0.26)	0.37	0.11	—	$10.26	1.08%	3.88%	1.90%	(2.57)%	252%	$1,039
2011	$9.84	(0.26)	0.57	0.31	—	$10.15	3.15%	4.00%	1.92%	(2.84)%	261%	$837
2010	$9.89	(0.21)	0.16	(0.05)	—	$9.84	(0.51)%	3.59%	1.92%	(2.18)%	140%	$586
2009	$10.85	(0.22)	(0.74)	(0.96)	—	$9.89	(8.85)%	3.84%	1.91%	(2.06)%	330%	$1,004
2008	$11.18	0.04	(0.17)	(0.13)	(0.20)	$10.85	(1.19)%	3.39%	1.89%	0.40%	356%	$694

25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2012 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

27

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77345   1302

SEMIANNUAL REPORT                   DECEMBER 31, 2012

NT Equity Growth Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	17
Additional Information	18

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLEX	6.39%	16.28%	1.92%	3.38%	5/12/06
S&P 500 Index	—	5.95%	16.00%	1.66%	3.48%(2)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 0.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	4.1%
Exxon Mobil Corp.	3.6%
Microsoft Corp.	2.2%
AT&T, Inc.	2.2%
Pfizer, Inc.	2.2%
Johnson & Johnson	1.9%
Oracle Corp.	1.8%
International Business Machines Corp.	1.7%
Cisco Systems, Inc.	1.7%
Wal-Mart Stores, Inc.	1.6%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	8.6%
Pharmaceuticals	7.0%
Computers and Peripherals	6.6%
Insurance	6.4%
Software	6.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.4%
Temporary Cash Investments	2.3%
Other Assets and Liabilities	(0.7)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 - 12/31/12	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,063.90	$2.50	0.48%
Hypothetical
Institutional Class	$1,000	$1,022.79	$2.45	0.48%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.4%
AEROSPACE AND DEFENSE — 4.8%
Boeing Co. (The)	69,495	$5,237,143
General Dynamics Corp.	84,665	5,864,745
L-3 Communications Holdings, Inc.	10,200	781,524
Lockheed Martin Corp.	64,825	5,982,699
Northrop Grumman Corp.	84,447	5,706,928
Raytheon Co.	58,416	3,362,425
Textron, Inc.	152,461	3,779,508
		30,714,972
AIRLINES — 0.7%
Alaska Air Group, Inc.(1)	77,516	3,340,164
Delta Air Lines, Inc.(1)	60,834	722,100
Spirit Airlines, Inc.(1)	29,444	521,748
		4,584,012
AUTO COMPONENTS — 0.5%
BorgWarner, Inc.(1)	42,402	3,036,831
Goodyear Tire & Rubber Co. (The)(1)	21,309	294,278
		3,331,109
BEVERAGES — 0.5%
Coca-Cola Co. (The)	63,046	2,285,418
PepsiCo, Inc.	9,042	618,744
		2,904,162
BIOTECHNOLOGY — 1.7%
Amgen, Inc.	91,114	7,864,960
United Therapeutics Corp.(1)	51,302	2,740,553
		10,605,513
CAPITAL MARKETS — 1.2%
Federated Investors, Inc. Class B	28,753	581,673
Goldman Sachs Group, Inc. (The)	51,618	6,584,392
SEI Investments Co.	13,650	318,591
		7,484,656
CHEMICALS — 5.1%
Agrium, Inc.	25,525	2,550,203
CF Industries Holdings, Inc.	26,928	5,470,693
Huntsman Corp.	120,046	1,908,731
LyondellBasell Industries NV, Class A	113,253	6,465,614
Methanex Corp.	6,383	203,426
Monsanto Co.	83,174	7,872,419
NewMarket Corp.	7,447	1,952,603
Sherwin-Williams Co. (The)	21,663	3,332,203
Valspar Corp.	40,108	2,502,739
		32,258,631
COMMERCIAL BANKS — 1.7%
Bank of Montreal	66,338	4,066,519
BB&T Corp.	117,417	3,418,009
Wells Fargo & Co.	97,864	3,344,992
		10,829,520
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Deluxe Corp.	12,012	387,267
COMMUNICATIONS EQUIPMENT — 2.0%
Brocade Communications Systems, Inc.(1)	188,845	1,006,544
Cisco Systems, Inc.	546,034	10,729,568
QUALCOMM, Inc.	15,231	944,627
		12,680,739
COMPUTERS AND PERIPHERALS — 6.6%
Apple, Inc.	48,613	25,912,187
EMC Corp.(1)	300,526	7,603,308
Seagate Technology plc	152,548	4,649,663
Western Digital Corp.	84,937	3,608,973
		41,774,131
CONSUMER FINANCE — 1.7%
American Express Co.	133,565	7,677,316
Cash America International, Inc.	84,778	3,363,143
		11,040,459
CONTAINERS AND PACKAGING — 0.3%
Owens-Illinois, Inc.(1)	86,230	1,834,112
DIVERSIFIED CONSUMER SERVICES — 0.3%
Coinstar, Inc.(1)	31,766	1,652,150
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Bank of America Corp.	45,118	523,369
Interactive Brokers Group, Inc., Class A	17,691	242,013
JPMorgan Chase & Co.	191,184	8,406,360
NYSE Euronext	55,507	1,750,691
		10,922,433
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	421,095	14,195,112
Verizon Communications, Inc.	195,700	8,467,939
		22,663,051
ELECTRIC UTILITIES — 0.2%
Portland General Electric Co.	54,857	1,500,887
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Tech Data Corp.(1)	35,613	1,621,460
ENERGY EQUIPMENT AND SERVICES — 0.5%
Helix Energy Solutions Group, Inc.(1)	160,804	3,318,995

7

Shares	Value
FOOD AND STAPLES RETAILING — 3.4%
Costco Wholesale Corp.	31,972	$3,157,874
CVS Caremark Corp.	165,831	8,017,929
Wal-Mart Stores, Inc.	153,534	10,475,625
		21,651,428
FOOD PRODUCTS — 1.6%
Campbell Soup Co.	85,076	2,968,302
Dean Foods Co.(1)	243,163	4,014,621
Smithfield Foods, Inc.(1)	157,241	3,391,688
		10,374,611
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.8%
Abbott Laboratories	154,917	10,147,063
Medtronic, Inc.	166,717	6,838,731
St. Jude Medical, Inc.	148,793	5,377,379
Stryker Corp.	29,935	1,641,037
Zimmer Holdings, Inc.	1,001	66,727
		24,070,937
HEALTH CARE PROVIDERS AND SERVICES — 1.1%
McKesson Corp.	67,361	6,531,322
UnitedHealth Group, Inc.	8,637	468,471
		6,999,793
HOTELS, RESTAURANTS AND LEISURE — 0.2%
Bally Technologies, Inc.(1)	16,035	716,925
Cracker Barrel Old Country Store, Inc.	13,330	856,586
		1,573,511
HOUSEHOLD DURABLES — 1.8%
Garmin Ltd.	125,279	5,113,889
Harman International Industries, Inc.	23,516	1,049,754
Newell Rubbermaid, Inc.	227,164	5,058,942
		11,222,585
HOUSEHOLD PRODUCTS — 1.4%
Energizer Holdings, Inc.	59,222	4,736,576
Procter & Gamble Co. (The)	64,526	4,380,670
		9,117,246
INDUSTRIAL CONGLOMERATES — 2.0%
Danaher Corp.	122,165	6,829,023
General Electric Co.	270,144	5,670,323
		12,499,346
INSURANCE — 6.4%
Aflac, Inc.	122,926	6,529,829
Allied World Assurance Co. Holdings AG	42,854	3,376,895
Allstate Corp. (The)	144,719	5,813,362
American International Group, Inc.(1)	101,410	3,579,773
Assurant, Inc.	45,853	1,591,099
Axis Capital Holdings Ltd.	134,800	4,669,472
Berkshire Hathaway, Inc., Class B(1)	27,267	2,445,850
Loews Corp.	28,398	1,157,219
MetLife, Inc.	144,817	4,770,272
Prudential Financial, Inc.	66,503	3,546,605
Travelers Cos., Inc. (The)	28,081	2,016,777
Validus Holdings Ltd.	38,198	1,320,887
		40,818,040
INTERNET AND CATALOG RETAIL — 0.5%
Expedia, Inc.	56,766	3,488,271
INTERNET SOFTWARE AND SERVICES — 0.7%
Google, Inc., Class A(1)	6,624	4,698,867
IT SERVICES — 2.4%
Accenture plc, Class A	42,001	2,793,067
International Business Machines Corp.	56,133	10,752,276
SAIC, Inc.	138,995	1,573,423
		15,118,766
LIFE SCIENCES TOOLS AND SERVICES — 1.0%
Agilent Technologies, Inc.	105,966	4,338,248
Life Technologies Corp.(1)	39,332	1,930,415
		6,268,663
MACHINERY — 1.5%
Crane Co.	22,151	1,025,148
Ingersoll-Rand plc	68,102	3,266,172
Parker-Hannifin Corp.	61,213	5,206,778
		9,498,098
MEDIA — 3.1%
Comcast Corp., Class A	269,868	10,087,666
DISH Network Corp., Class A	21,273	774,337
Regal Entertainment Group Class A	90,699	1,265,251
Scholastic Corp.	7,792	230,331
Thomson Reuters Corp.	41,981	1,219,968
Time Warner Cable, Inc.	64,041	6,224,145
		19,801,698
METALS AND MINING — 0.4%
Coeur d’Alene Mines Corp.(1)	104,934	2,581,376
MULTI-UTILITIES — 0.8%
Public Service Enterprise Group, Inc.	153,044	4,683,147
Wisconsin Energy Corp.	17,819	656,630
		5,339,777
MULTILINE RETAIL — 0.3%
Dillard’s, Inc., Class A	25,041	2,097,685
OIL, GAS AND CONSUMABLE FUELS — 8.6%
Chevron Corp.	53,250	5,758,455
Delek US Holdings, Inc.	13,588	344,048
Energy XXI Bermuda Ltd.	23,137	744,780

8

Shares	Value
Exxon Mobil Corp.	269,063	$23,287,403
Marathon Petroleum Corp.	112,973	7,117,299
Phillips 66	31,151	1,654,118
Suncor Energy, Inc.	145,721	4,805,879
Tesoro Corp.	57,783	2,545,341
Valero Energy Corp.	199,368	6,802,436
Western Refining, Inc.	64,724	1,824,569
		54,884,328
PAPER AND FOREST PRODUCTS†
Buckeye Technologies, Inc.	6,412	184,088
PERSONAL PRODUCTS — 0.5%
Nu Skin Enterprises, Inc., Class A	85,816	3,179,483
PHARMACEUTICALS — 7.0%
Eli Lilly & Co.	159,993	7,890,855
Johnson & Johnson	174,639	12,242,194
Merck & Co., Inc.	249,354	10,208,553
Pfizer, Inc.	559,677	14,036,699
		44,378,301
PROFESSIONAL SERVICES — 1.0%
Dun & Bradstreet Corp.	60,684	4,772,796
Equifax, Inc.	34,715	1,878,776
		6,651,572
ROAD AND RAIL — 1.0%
AMERCO, Inc.	1,027	130,234
Union Pacific Corp.	49,579	6,233,072
		6,363,306
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Applied Materials, Inc.	491,688	5,624,910
Broadcom Corp., Class A	166,461	5,528,170
Intel Corp.	121,630	2,509,227
KLA-Tencor Corp.	101,621	4,853,419
Texas Instruments, Inc.	132,104	4,087,298
		22,603,024
SOFTWARE — 6.0%
Activision Blizzard, Inc.	48,268	512,606
Adobe Systems, Inc.(1)	158,405	5,968,701
CA, Inc.	150,040	3,297,879
Microsoft Corp.	532,743	14,240,220
Oracle Corp.	344,296	11,471,943
Symantec Corp.(1)	149,804	2,817,813
		38,309,162
SPECIALTY RETAIL — 4.6%
American Eagle Outfitters, Inc.	103,662	2,126,108
Buckle, Inc. (The)	29,574	1,320,183
Foot Locker, Inc.	52,910	1,699,469
GameStop Corp., Class A	22,993	576,894
Home Depot, Inc. (The)	153,108	9,469,730
O’Reilly Automotive, Inc.(1)	38,524	3,444,816
PetSmart, Inc.	65,046	4,445,244
TJX Cos., Inc. (The)	150,623	6,393,946
		29,476,390
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc.(1)	26,169	937,374
THRIFTS AND MORTGAGE FINANCE — 0.2%
Ocwen Financial Corp.(1)	43,371	1,500,203
TOTAL COMMON STOCKS (Cost $547,186,829)		627,796,188
Temporary Cash Investments — 2.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $8,027,867), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $7,867,738)		7,867,686
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $4,016,808), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $3,933,876)		3,933,843
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,336,697), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $1,311,290)		1,311,281
SSgA U.S. Government Money Market Fund	1,710,101	1,710,101
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,822,911)		14,822,911
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $562,009,740)		642,619,099
OTHER ASSETS AND LIABILITIES — (0.7)%		(4,575,806)
TOTAL NET ASSETS — 100.0%		$638,043,293

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $562,009,740)	$642,619,099
Receivable for capital shares sold	1,274,343
Dividends and interest receivable	393,873
644,287,315

Liabilities
Payable for investments purchased	5,988,509
Payable for capital shares redeemed	6,111
Accrued management fees	249,402
6,244,022

Net Assets	$638,043,293

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	200,000,000
Shares outstanding	62,423,867

Net Asset Value Per Share	$10.22

Net Assets Consist of:
Capital (par value and paid-in surplus)	$554,597,058
Undistributed net investment income	15,612
Undistributed net realized gain	2,821,264
Net unrealized appreciation	80,609,359
$638,043,293

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $78,269)	$8,483,858
Interest	7,017
8,490,875

Expenses:
Management fees	1,375,413
Directors’ fees and expenses	13,871
1,389,284

Net investment income (loss)	7,101,591

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	22,451,677
Futures contract transactions	1,336,271
Foreign currency transactions	1,274
23,789,222

Change in net unrealized appreciation (depreciation) on:
Investments	3,781,162
Translation of assets and liabilities in foreign currencies	(250)
3,780,912

Net realized and unrealized gain (loss)	27,570,134

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,671,725

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND YEAR ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012
Operations
Net investment income (loss)	$7,101,591	$9,053,571
Net realized gain (loss)	23,789,222	15,069,568
Change in net unrealized appreciation (depreciation)	3,780,912	426,546
Net increase (decrease) in net assets resulting from operations	34,671,725	24,549,685

Distributions to Shareholders
From net investment income	(7,538,845)	(8,917,757)
From net realized gains	(28,744,659)	(17,931,780)
Decrease in net assets from distributions	(36,283,504)	(26,849,537)

Capital Share Transactions
Proceeds from shares sold	121,165,023	148,664,112
Proceeds from reinvestment of distributions	36,283,504	26,849,537
Payments for shares redeemed	(76,786,152)	(164,422,725)
Net increase (decrease) in net assets from capital share transactions	80,662,375	11,090,924

Net increase (decrease) in net assets	79,050,596	8,791,072

Net Assets
Beginning of period	558,992,697	550,201,625
End of period	$638,043,293	$558,992,697

Undistributed net investment income	$15,612	$452,866

Transactions in Shares of the Fund
Sold	11,516,826	15,241,901
Issued in reinvestment of distributions	3,506,529	2,865,072
Redeemed	(7,388,741)	(16,916,462)
Net increase (decrease) in shares of the fund	7,634,614	1,190,511

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in large capitalization common stocks. The fund is not permitted to invest in any securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2012 was 0.47%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2012 were $357,538,178 and $307,953,217, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$627,796,188	—	—
Temporary Cash Investments	1,710,101	$13,112,810	—
Total Value of Investment Securities	$629,506,289	$13,112,810	—

15

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2012, the effect of equity price risk derivative instruments on the Statement of Operations was $1,336,271 in net realized gain (loss) on futures contract transactions.

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$566,043,589
Gross tax appreciation of investments	$81,080,984
Gross tax depreciation of investments	(4,505,474)
Net tax appreciation (depreciation) of investments	$76,575,510

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2012(2)	$10.20	0.13	(3)	0.52	0.65	(0.13)	(0.50)	(0.63)	$10.22	6.39%	0.48	%(4)	2.44	%(4)	54%	$638,043
2012	$10.27	0.17	(3)	0.35	0.52	(0.18)	(0.41)	(0.59)	$10.20	5.65%	0.48%		1.75%		104%	$558,993
2011	$7.92	0.14	(3)	2.34	2.48	(0.13)	—	(0.13)	$10.27	31.45%	0.49%		1.46%		84%	$550,202
2010	$7.06	0.11	(3)	0.85	0.96	(0.10)	—	(0.10)	$7.92	13.53%	0.49%		1.31%		69%	$320,958
2009	$9.98	0.13	(3)	(2.89)	(2.76)	(0.16)	—	(0.16)	$7.06	(27.73)%	0.50%		1.82%		109%	$191,046
2008	$11.53	0.12		(1.47)	(1.35)	(0.09)	(0.11)	(0.20)	$9.98	(11.84)%	0.47%		1.20%		99%	$112,417

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)	Six months ended December 31, 2012 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.

See Notes to Financial Statements.

17

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

18

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77355   1302

SEMIANNUAL REPORT        DECEMBER 31, 2012

Strategic Inflation Opportunities Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	18
Statement of Operations	19
Statement of Changes in Net Assets	20
Notes to Financial Statements	21
Financial Highlights	29
Additional Information	31

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ASIOX	3.90%	3.59%	2.35%(2)	4/30/10
Barclays U.S. 1-3 Month Treasury Bill Index	—	0.05%	0.08%	0.09%	—
Institutional Class	ASINX	4.10%	3.85%	2.55%(2)	4/30/10
A Class No sales charge* With sales charge*	ASIDX	3.81% -2.17%	3.40% -2.54%	2.10%(2) -0.13%(2)	4/30/10
C Class No sales charge* With sales charge*	ASIZX	3.43% 2.43%	2.50% 2.50%	1.30%(2) 1.30%(2)	4/30/10
R Class	ASIUX	3.72%	3.10%	1.82%(2)	4/30/10

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.19%	0.99%	1.44%	2.19%	1.69%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. There are certain risks involved in investing in forward foreign currency exchange contracts; changes in the value of foreign currencies against the U.S. dollar could result in losses to the fund. Commodity- and gold-related investing involves special risks, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

DECEMBER 31, 2012
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	37.4%
Commercial Paper	19.3%
Exchange-Traded Funds	16.4%
Common Stocks	15.4%
U.S. Government Agency Securities	3.0%
Corporate Bonds	2.9%
Collateralized Mortgage Obligations	1.7%
Commercial Mortgage-Backed Securities	1.7%
Warrants	—*
Temporary Cash Investments	1.8%
Other Assets and Liabilities	0.4%
*Category is less than 0.05% of total net assets.

Top Ten Stock Holdings	% of net assets
Chevron Corp.	0.9%
Exxon Mobil Corp.	0.8%
Schlumberger Ltd.	0.6%
ConocoPhillips	0.4%
Occidental Petroleum Corp.	0.4%
EOG Resources, Inc.	0.3%
Suncor Energy, Inc.	0.3%
Simon Property Group, Inc.	0.3%
Apache Corp.	0.3%
Halliburton Co.	0.2%

Geographic Composition of Stock Holdings	% of net assets
United States	10.5%
Canada	2.3%
Hong Kong	0.6%
Japan	0.5%
Other Countries	1.5%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 – 12/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,039.00	$5.55	1.08%
Institutional Class	$1,000	$1,041.00	$4.53	0.88%
A Class	$1,000	$1,038.10	$6.83	1.33%
C Class	$1,000	$1,034.30	$10.67	2.08%
R Class	$1,000	$1,037.20	$8.11	1.58%
Hypothetical
Investor Class	$1,000	$1,019.76	$5.50	1.08%
Institutional Class	$1,000	$1,020.77	$4.48	0.88%
A Class	$1,000	$1,018.50	$6.77	1.33%
C Class	$1,000	$1,014.72	$10.56	2.08%
R Class	$1,000	$1,017.24	$8.03	1.58%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

	Principal Amount/ Shares	Value
U.S. Treasury Securities — 37.4%
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14	$ 3,004,080	$ 3,101,713
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	2,356,163	2,430,531
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	3,433,894	3,649,316
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	7,689,392	8,027,003
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	1,442,318	1,573,028
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	3,642,665	4,040,513
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	4,741,295	4,993,916
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	2,771,457	3,185,875
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	3,669,952	4,266,319
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	6,211,508	6,653,593
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	1,394,900	1,672,245
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	165,599	192,133
TOTAL U.S. TREASURY SECURITIES (Cost $43,128,383)		43,786,185
Commercial Paper(2) — 19.3%
American Honda Finance, 0.20%, 2/5/13	110,000	109,975
Barclays Bank plc, 0.20%, 1/3/13(3)	2,000,000	1,999,946
BP Capital Markets plc, 0.25%, 2/22/13(3)	750,000	749,848
Chariot Funding LLC, 0.20%, 2/4/13(3)	2,000,000	1,999,829
Charta LLC, 0.34%, 2/6/13(3)	2,000,000	1,999,356
CRC Funding LLC, 0.30%, 2/1/13(3)	2,000,000	1,999,456
Govco LLC, 0.28%, 2/1/13(3)	$ 2,000,000	1,999,450
Jupiter Sec Co. LLC, 0.16%, 1/14/13(3)	2,000,000	1,999,864
Legacy Capital LLC, 0.23%, 1/14/13(3)	2,000,000	1,999,802
Nestle Finance International Ltd., 0.14%, 1/8/13	520,000	519,992
Nestle Finance International Ltd., 0.15%, 1/8/13	150,000	149,998
Old Line Funding LLC, 0.17%, 1/11/13(3)	525,000	524,992
Reckitt Benckiser Treasury Services plc, 0.22%, 4/8/13(3)	500,000	499,673
Reckitt Benckiser Treasury Services plc, 0.23%, 4/15/13(3)	500,000	499,646
Thunder Bay Funding LLC, 0.20%, 3/12/13(3)	2,000,000	1,999,256
Toyota Motor Credit Corp., 0.18%, 1/28/13	2,000,000	1,999,843
Wal-Mart Stores, Inc., 0.09%, 2/4/13(3)	1,526,000	1,525,876
TOTAL COMMERCIAL PAPER (Cost $22,576,498)		22,576,802
Exchange-Traded Funds — 16.4%
iShares S&P GSCI Commodity Indexed Trust(4)	238,767	7,829,170
PowerShares DB Commodity Index Tracking Fund(4)	182,997	5,083,657
SPDR Gold Shares(4)	19,444	3,150,122
Sprott Physical Gold Trust(4)	220,496	3,133,248
TOTAL EXCHANGE-TRADED FUNDS (Cost $19,103,370)		19,196,197
Common Stocks — 15.4%
CHEMICALS — 0.4%
Agrium, Inc.	1,148	114,697
CF Industries Holdings, Inc.	476	96,704
Monsanto Co.	943	89,255
Mosaic Co. (The)	525	29,731
Potash Corp. of Saskatchewan, Inc.	2,054	83,577
		413,964
ENERGY EQUIPMENT AND SERVICES — 1.9%
Baker Hughes, Inc.	4,567	186,516
Diamond Offshore Drilling, Inc.	1,751	118,998
Ensco plc Class A	1,953	115,774

Principal Amount/ Shares	Value
Halliburton Co.	8,388	$ 290,980
Nabors Industries Ltd.(4)	3,922	56,673
National Oilwell Varco, Inc.	3,368	230,203
Noble Corp.	2,646	92,134
Oceaneering International, Inc.	2,102	113,066
Patterson-UTI Energy, Inc.	4,622	86,108
Rowan Cos. plc(4)	2,380	74,422
Schlumberger Ltd.	9,755	675,924
Tidewater, Inc.	1,616	72,203
Weatherford International Ltd.(4)	7,094	79,382
		2,192,383
HOUSEHOLD DURABLES†
PulteGroup, Inc.(4)	3,216	58,402
METALS AND MINING — 1.6%
Allied Nevada Gold Corp.(4)	1,295	39,161
B2Gold Corp.(4)	15,265	54,633
Barrick Gold Corp.	3,273	114,588
BHP Billiton Ltd. ADR	833	65,340
Detour Gold Corp.(4)	1,713	42,864
Franco-Nevada Corp.	2,406	137,341
Freeport-McMoRan Copper & Gold, Inc.	8,291	283,552
GoGold Resources, Inc.(4)	110,000	150,397
Goldcorp, Inc. New York Shares	6,086	223,356
Kinross Gold Corp. New York Shares	6,880	66,874
New Gold, Inc.(4)	4,996	55,299
Newmont Mining Corp.	1,265	58,747
Osisko Mining Corp.(4)	4,085	32,854
Royal Gold, Inc.	1,109	90,173
Sandstorm Gold Ltd.(4)	10,052	118,235
Silver Wheaton Corp.	1,510	54,481
SunCoke Energy, Inc.(4)	2,353	36,683
Tahoe Resources, Inc.(4)	3,126	57,196
Teck Resources Ltd.	2,513	91,347
Torex Gold Resources, Inc.(4)	13,663	30,219
Yamana Gold, Inc. New York Shares	4,027	69,305
		1,872,645
OIL, GAS AND CONSUMABLE FUELS — 6.4%
Alpha Natural Resources, Inc.(4)	3,765	36,671
Anadarko Petroleum Corp.	3,755	279,034
Apache Corp.	3,818	299,713
Cabot Oil & Gas Corp.	1,546	76,898
Canadian Natural Resources Ltd.	4,987	143,975
Canadian Oil Sands Ltd.	3,618	73,364
Chesapeake Energy Corp.	5,412	89,947
Chevron Corp.	9,608	1,039,009
Cimarex Energy Co.	1,012	58,423
Cobalt International Energy, Inc.(4)	2,652	65,133
ConocoPhillips	8,254	478,649
Continental Resources, Inc.(4)	911	66,949
Denbury Resources, Inc.(4)	4,275	69,255
Devon Energy Corp.	3,776	196,503
Encana Corp.	7,645	151,065
Energy Transfer Equity LP	1,452	66,037
Energy Transfer Partners LP	839	36,018
EOG Resources, Inc.	2,825	341,232
Exxon Mobil Corp.	11,448	990,824
Forest Oil Corp.(4)	3,215	21,508
Hess Corp.	3,543	187,637
Marathon Oil Corp.	6,816	208,979
Marathon Petroleum Corp.	2,407	151,641
Newfield Exploration Co.(4)	1,179	31,574
Noble Energy, Inc.	1,456	148,133
Occidental Petroleum Corp.	5,516	422,581
Peabody Energy Corp.	2,232	59,394
Phillips 66	5,238	278,138
Pinecrest Energy, Inc.(4)	21,254	31,837
Pioneer Natural Resources Co.	742	79,090
Plains Exploration & Production Co.(4)	1,702	79,892
Range Resources Corp.	1,578	99,146
Renegade Petroleum Ltd.	19,080	46,803
Southwestern Energy Co.(4)	2,637	88,102
Spectra Energy Corp.	4,923	134,792
Suncor Energy, Inc.	9,506	313,508
Talisman Energy, Inc., New York Shares	7,515	85,145
TransCanada Corp.	1,078	50,958
Valero Energy Corp.	5,875	200,455
Whiting Petroleum Corp.(4)	1,442	62,540
Williams Cos., Inc. (The)	4,447	145,595
WPX Energy, Inc.(4)	3,731	55,517
		7,541,664
PAPER AND FOREST PRODUCTS†
Domtar Corp.	505	42,178

Principal Amount/ Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.3%
Allied Properties Real Estate Investment Trust	1,709	$ 56,697
American Tower Corp.	1,794	138,622
Apartment Investment & Management Co., Class A	4,022	108,835
AvalonBay Communities, Inc.	1,132	153,488
Beni Stabili SpA	28,311	16,728
Boardwalk Real Estate Investment Trust	813	52,742
Boston Properties, Inc.	1,481	156,705
Camden Property Trust	1,800	122,778
Canadian Apartment Properties REIT	1,759	44,032
Capital Property Fund	16,400	20,753
CapitaMall Trust	17,000	29,788
Charter Hall Group	12,888	44,154
Commonwealth Property Office Fund	27,122	28,997
DCT Industrial Trust, Inc.	13,927	90,386
Derwent London plc	1,773	60,957
Dexus Property Group	81,996	86,941
Digital Realty Trust, Inc.	1,935	131,367
Douglas Emmett, Inc.	4,349	101,332
Equity One, Inc.	4,171	87,633
Extra Space Storage, Inc.	2,865	104,257
Gecina SA	681	76,007
GLP J-REIT(4)	44	33,622
Great Portland Estates plc	7,585	60,599
Hammerson plc	4,849	39,069
Host Hotels & Resorts, Inc.	10,212	160,022
Investa Office Fund	15,166	47,277
Japan Real Estate Investment Corp.	5	49,044
Japan Retail Fund Investment Corp.	23	42,188
Kilroy Realty Corp.	2,335	110,609
Klepierre	1,786	71,986
Land Securities Group plc	1,324	17,900
LaSalle Hotel Properties	3,902	99,072
Link Real Estate Investment Trust (The)	6,500	32,509
Newcastle Investment Corp.	10,642	92,373
Nippon Building Fund, Inc.	5	51,552
Post Properties, Inc.	2,080	103,896
ProLogis, Inc.	4,439	161,979
Rayonier, Inc.	2,249	116,566
Simon Property Group, Inc.	1,941	306,853
Unibail-Rodamco SE	592	144,925
United Urban Investment Corp.	31	35,519
Westfield Group	15,761	173,913
Weyerhaeuser Co.	7,674	213,491
		3,878,163
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.6%
Aliansce Shopping Centers SA	5,700	68,721
Ayala Land, Inc.	69,000	44,583
Brookfield Asset Management, Inc. Class A	1,785	65,420
CapitaLand Ltd.	29,000	88,966
Central Pattana PCL	6,800	18,233
Cheung Kong Holdings Ltd.	8,000	123,831
China Overseas Grand Oceans Group Ltd.	26,000	31,679
China Overseas Land & Investment Ltd.	32,000	96,933
China Resources Land Ltd.	6,000	16,498
Daito Trust Construction Co. Ltd.	500	47,051
Daiwa House Industry Co. Ltd.	3,000	51,620
Fabege AB	1,682	17,025
Global Logistic Properties Ltd.	26,000	59,783
Growthpoint Properties Ltd.	14,305	41,349
Hang Lung Properties Ltd.	25,000	100,238
Keppel Land Ltd.	18,000	60,166
Longfor Properties Co. Ltd.	19,500	38,872
Mitsubishi Estate Co. Ltd.	6,000	143,438
Mitsui Fudosan Co. Ltd.	4,000	97,724
New World Development Co. Ltd.	32,000	50,221
Prestige Estates Projects Ltd.	6,670	22,013
PT Ciputra Development Tbk	182,500	15,094
PT Lippo Karawaci Tbk	144,500	15,010
PT Summarecon Agung Tbk	74,500	14,712
Robinsons Land Corp.	28,800	14,535
Ruentex Development Co. Ltd.	11,000	22,759
SM Prime Holdings, Inc.	84,900	34,190
Sumitomo Realty & Development Co. Ltd.	2,000	66,455
Sun Hung Kai Properties Ltd.	7,000	105,652
Sunac China Holdings Ltd.	43,000	33,532

Principal Amount/ Shares	Value
Swiss Prime Site AG	415	$ 34,724
Unite Group plc	8,038	36,136
Wharf Holdings Ltd.	6,000	47,474
Wheelock & Co. Ltd.	17,000	86,512
Yuexiu Property Co. Ltd.	94,000	30,098
		1,841,247
TRADING COMPANIES AND DISTRIBUTORS — 0.1%
Noble Group Ltd.	80,290	77,423
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
SBA Communications Corp., Class A(4)	1,198	85,082
TOTAL COMMON STOCKS (Cost $17,264,540)		18,003,151
U.S. Government Agency Securities — 3.0%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 3.0%
FHLB, Series 0001, 0.16%, 4/18/13 (Cost $3,500,563)	$3,500,000	3,500,563
Corporate Bonds — 2.9%
AUTO COMPONENTS — 0.1%
Visteon Corp., 6.75%, 4/15/19	63,000	67,410
AUTOMOBILES — 0.1%
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	70,000	76,821
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	110,552
		187,373
BEVERAGES†
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	30,000	36,535
CHEMICALS — 0.1%
Ashland, Inc., 4.75%, 8/15/22(3)	75,000	78,375
CF Industries, Inc., 6.875%, 5/1/18	25,000	30,564
		108,939
COMMERCIAL BANKS†
Capital One Financial Corp., 2.125%, 7/15/14	50,000	50,918
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Corrections Corp. of America, 7.75%, 6/1/17	75,000	80,063
COMMUNICATIONS EQUIPMENT — 0.1%
Crown Castle International Corp., 5.25%, 1/15/23(3)	75,000	80,531
SBA Communications Corp., 5.625%, 10/1/19(3)	75,000	79,031
		159,562
CONSTRUCTION MATERIALS — 0.1%
Covanta Holding Corp., 7.25%, 12/1/20	75,000	82,979
CONSUMER FINANCE — 0.1%
CIT Group, Inc., 4.75%, 2/15/15(3)	75,000	78,375
Credit Suisse (New York), 5.50%, 5/1/14	20,000	21,287
		99,662
CONTAINERS AND PACKAGING — 0.1%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(3)	70,000	76,475
Ball Corp., 7.125%, 9/1/16	70,000	75,250
		151,725
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Ally Financial, Inc., 8.30%, 2/12/15	70,000	78,138
Citigroup, Inc., 6.00%, 12/13/13	60,000	62,885
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	45,000	47,657
Morgan Stanley, 5.625%, 9/23/19	20,000	22,634
UBS AG (Stamford Branch), 2.25%, 8/12/13	40,000	40,389
		251,703
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Cincinnati Bell, Inc., 8.25%, 10/15/17	70,000	75,775
Frontier Communications Corp., 6.25%, 1/15/13	50,000	50,094
Windstream Corp., 7.875%, 11/1/17	30,000	33,900
		159,769
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 9.75%, 4/15/16	70,000	84,000
FOOD PRODUCTS†
Tyson Foods, Inc., 6.60%, 4/1/16	20,000	23,013
HEALTH CARE PROVIDERS AND SERVICES — 0.1%
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	25,000	26,875

Principal Amount/ Shares	Value
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(3)	$ 70,000	$ 75,513
Universal Health Services, Inc., 7.125%, 6/30/16	40,000	45,800
		148,188
HOTELS, RESTAURANTS AND LEISURE†
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/1/17	50,000	54,500
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(3)	70,000	72,275
INSURANCE — 0.1%
International Lease Finance Corp., 4.875%, 4/1/15	70,000	72,718
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	70,000	75,425
International Business Machines Corp., 1.95%, 7/22/16	50,000	51,994
		127,419
MEDIA — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	70,000	76,650
DISH DBS Corp., 7.00%, 10/1/13	50,000	52,125
Sirius XM Radio, Inc., 8.75%, 4/1/15(3)	70,000	79,625
		208,400
METALS AND MINING†
Barrick Gold Corp., 2.90%, 5/30/16	30,000	31,493
MULTI-UTILITIES — 0.2%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(3)	45,000	48,038
Calpine Corp., 7.25%, 10/15/17(3)	63,000	67,410
CMS Energy Corp., 4.25%, 9/30/15	30,000	31,979
CMS Energy Corp., 8.75%, 6/15/19	25,000	32,627
DTE Energy Co., VRN, 1.01%, 3/4/13	40,000	40,080
		220,134
OIL, GAS AND CONSUMABLE FUELS — 0.4%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	70,000	64,750
Anadarko Petroleum Corp., 5.95%, 9/15/16	20,000	23,036
Bill Barrett Corp., 7.00%, 10/15/22	75,000	77,625
Denbury Resources, Inc., 8.25%, 2/15/20	75,000	84,750
Newfield Exploration Co., 6.875%, 2/1/20	50,000	53,750
Peabody Energy Corp., 7.375%, 11/1/16	30,000	34,500
Peabody Energy Corp., 6.50%, 9/15/20	30,000	32,325
QEP Resources, Inc., 5.25%, 5/1/23	75,000	80,625
		451,361
PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 0.70%, 8/15/14	50,000	50,342
PHARMACEUTICALS — 0.1%
Valeant Pharmaceuticals International, 6.50%, 7/15/16(3)	70,000	73,938
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
ERP Operating LP, 5.20%, 4/1/13	25,000	25,263
Reckson Operating Partnership LP, 6.00%, 3/31/16	50,000	54,849
		80,112
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	70,000	64,225
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	10,000	11,449
Hanesbrands, Inc., 6.375%, 12/15/20	75,000	82,875
Polymer Group, Inc., 7.75%, 2/1/19	75,000	80,812
		175,136
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Nextel Corp., 6.00%, 12/1/16	70,000	76,475
TOTAL CORPORATE BONDS (Cost $3,309,969)		3,450,367

Principal Amount/ Shares	Value
Collateralized Mortgage Obligations(5) — 1.7%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	$ 17,214	$ 17,806
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	18,066	18,525
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	75,000	79,276
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 1/1/13	114,572	111,558
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 1/1/13	149,214	149,546
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	13,832	14,363
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	113,114	118,802
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	18,924	19,615
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.03%, 1/1/13	102,226	91,579
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	41,573	43,953
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 1/1/13	38,985	41,435
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	29,177	30,956
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	24,259	25,506
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	113,178	117,492
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	3,679	3,675
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	29,114	30,598
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	8,290	8,277
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 1/1/13	41,260	41,758
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.76%, 1/1/13	104,323	107,476
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.66%, 1/1/13	87,582	88,921
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	84,922	88,321
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	157,349	162,290
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	45,336	45,704
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A15 SEQ, 6.00%, 8/25/36	16,285	16,315
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	43,944	44,443
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.25%, 1/1/13	59,462	52,720
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.37%, 1/1/13	31,064	31,100

Principal Amount/ Shares	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.63%, 1/1/13	$ 118,560	$ 115,759
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	91,276	92,026
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	27,109	28,065
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.06%, 1/1/13	12,265	12,562
		1,850,422
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	107,752	117,298
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,892,719)		1,967,720
Commercial Mortgage-Backed Securities(5) — 1.7%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	150,000	155,020
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	15,266	15,454
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 1/1/13	100,000	111,046
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/13	75,000	82,709
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(3)	100,000	103,312
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 1/1/13	25,000	26,129
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	52,054	52,189
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/1/13	200,000	214,310
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/1/13	200,000	211,537
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	200,000	216,052
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	75,000	77,883
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	155,000	160,634
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.53%, 1/11/13	150,000	159,528
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/11/13	25,000	26,738
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/13	125,000	136,235
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 1/11/13	75,000	82,653
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	15,834	16,073
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 1/1/13	100,000	109,797
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,937,327)		1,957,299
Warrants†
METALS AND MINING†
GoGold Resources, Inc.(4) (Cost $—)	101,250	—

Principal Amount/ Shares	Value
Temporary Cash Investments — 1.8%
SSgA U.S. Government Money Market Fund (Cost $2,172,845)	2,172,845	$ 2,172,845
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $114,886,214)		116,611,129
OTHER ASSETS AND LIABILITIES — 0.4%		411,333
TOTAL NET ASSETS — 100.0%		$117,022,462

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
566,426	CAD for AUD	Deutsche Bank	1/25/13	$569,184	$3,889
2,455,441	SEK for NOK	Deutsche Bank	1/25/13	377,382	15,661
1,029,400	AUD for USD	Westpac Group	1/25/13	1,067,238	13,122
35,800	AUD for USD	Westpac Group	1/25/13	37,116	220
1,200	AUD for USD	Westpac Group	1/25/13	1,244	12
167,900	BRL for USD	Barclays Bank plc	1/25/13	81,765	(114)
1,236,400	BRL for USD	Barclays Bank plc	1/25/13	602,110	(454)
4,752,900	CAD for USD	Barclays Bank plc	1/25/13	4,776,049	1,808
40,500	CAD for USD	Westpac Group	1/25/13	40,697	361
4,600	CHF for USD	HSBC Holdings plc	1/25/13	5,031	142
641,967	CHF for USD	UBS AG	1/25/13	702,173	8,132
115,820,999	CLP for USD	Barclays Bank plc	1/25/13	241,196	(248)
35,551,000	CNY for USD	HSBC Holdings plc	1/25/13	5,666,433	37,980
1,200,000	CNY for USD	HSBC Holdings plc	1/25/13	191,267	830
204,848,007	COP for USD	Barclays Bank plc	1/25/13	115,750	3,196
2,940,861	EUR for USD	Deutsche Bank	1/25/13	3,882,520	38,256
24,300	EUR for USD	HSBC Holdings plc	1/25/13	32,081	980
304,500	GBP for USD	Barclays Bank plc	1/25/13	494,616	7,218
600	GBP for USD	HSBC Holdings plc	1/25/13	975	23
2,731,000	HKD for USD	Westpac Group	1/25/13	352,382	(68)
3,413,970,040	IDR for USD	UBS AG	1/25/13	349,686	(146)
1,105,600	ILS for USD	UBS AG	1/25/13	295,762	7,458
32,459,000	INR for USD	UBS AG	1/25/13	590,093	(3,275)
35,731,000	JPY for USD	Deutsche Bank	1/25/13	412,493	(24,285)
1,269,750,996	KRW for USD	HSBC Holdings plc	1/25/13	1,188,392	44,576
42,449,000	MXN for USD	Barclays Bank plc	1/25/13	3,277,586	6,365
488,000	MXN for USD	Barclays Bank plc	1/25/13	37,680	386
1,819,900	MYR for USD	Westpac Group	1/25/13	595,128	1,398
10,331,700	NOK for USD	Deutsche Bank	1/25/13	1,857,490	42,554
144,100	NOK for USD	UBS AG	1/25/13	25,907	828
16,000	NOK for USD	UBS AG	1/25/13	2,877	100
238,200	NZD for USD	Westpac Group	1/25/13	196,580	2,926
4,700	NZD for USD	Westpac Group	1/25/13	3,879	88
10,434,000	PHP for USD	Westpac Group	1/25/13	254,825	2,192
29,999	PLN for USD	Deutsche Bank	1/25/13	9,670	228

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
9,463,000	RUB for USD	UBS AG	1/25/13	$309,234	$6,742
23,300	SEK for USD	UBS AG	1/25/13	3,581	100
3,100	SEK for USD	UBS AG	1/25/13	476	18
633,300	SGD for USD	HSBC Holdings plc	1/25/13	518,413	(47)
14,556,000	THB for USD	Westpac Group	1/25/13	475,372	3,326
67,000	TRY for USD	Deutsche Bank	1/25/13	37,444	519
22,303,000	TWD for USD	HSBC Holdings plc	1/25/13	770,938	5,446
				$30,450,715	$228,443

(Value on Settlement Date $30,222,272)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
546,400	AUD for CAD	Deutsche Bank	1/25/13	$566,484	$(1,189)
2,085,300	NOK for SEK	Deutsche Bank	1/25/13	374,907	(13,185)
7,000	AUD for USD	UBS AG	1/25/13	7,257	27
30,000	CAD for USD	HSBC Holdings plc	1/25/13	30,146	288
52,500	CAD for USD	HSBC Holdings plc	1/25/13	52,756	79
3,300	CAD for USD	Westpac Group	1/25/13	3,316	(1)
64,400	CAD for USD	Westpac Group	1/25/13	64,714	(62)
7,700	CHF for USD	Barclays Bank plc	1/25/13	8,422	(147)
2,000	CHF for USD	UBS AG	1/25/13	2,188	(56)
1,004,009	CZK for USD	Deutsche Bank	1/25/13	52,828	(93)
26,200	EUR for USD	Barclays Bank plc	1/25/13	34,589	(682)
36,100	EUR for USD	HSBC Holdings plc	1/25/13	47,659	(108)
38,200	EUR for USD	UBS AG	1/25/13	50,432	(1,326)
1,500	GBP for USD	UBS AG	1/25/13	2,437	(33)
21,500	GBP for USD	UBS AG	1/25/13	34,924	(463)
6,833,466	HUF for USD	Deutsche Bank	1/25/13	30,875	627
651,000	JPY for USD	HSBC Holdings plc	1/25/13	7,515	517
5,202,658	JPY for USD	UBS AG	1/25/13	60,062	5,176
9,929,000	JPY for USD	Westpac Group	1/25/13	114,624	8,852
3,166,000	JPY for USD	Westpac Group	1/25/13	36,550	1,966
258,800	NOK for USD	HSBC Holdings plc	1/25/13	46,528	(187)
138,000	NOK for USD	UBS AG	1/25/13	24,810	(617)
4,400	NZD for USD	UBS AG	1/25/13	3,631	(33)
1,300	NZD for USD	Westpac Group	1/25/13	1,073	(4)
194,000	PEN for USD	Barclays Bank plc	1/25/13	75,902	(1,186)
3,341,866	SEK for USD	Deutsche Bank	1/25/13	513,619	(8,371)
110,000	SEK for USD	UBS AG	1/25/13	16,906	(507)
176,000	ZAR for USD	Deutsche Bank	1/25/13	20,698	(575)
				$2,285,852	$(11,293)

(Value on Settlement Date $2,274,559)

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
5	U.S. Treasury 5-Year Notes	March 2013	$622,070	$(168)

Total Return Swap Agreements
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77%	8/8/14	$715
Bank of America N.A.	925,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	1/21/16	4,565
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97%	12/21/16	13,010
Barclays Bank plc	500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10%	10/23/15	698
Barclays Bank plc	900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	3,517
Barclays Bank plc	2,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.52%	5/13/16	(31,349)
Barclays Bank plc	700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35%	9/28/17	4,839
Morgan Stanley Capital Services LLC	800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24%	10/9/15	(1,032)
						$(5,037)

Notes to Schedule of Investments

ADR = American Depositary Receipt
AUD = Australian Dollar
BB-UBS = Barclays Bank PLC — UBS Real Estate Securities, Inc.
BRL = Brazilian Real
CAD = Canadian Dollar
CHF = Swiss Franc
CLP = Chilean Peso
CNY = Chinese Yuan
COP = Colombian Peso
CPI = Consumer Price Index
CZK = Czech Koruna
DB = Deutsche Bank
EUR = Euro
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
GBP = British Pound
GSCI = Goldman Sachs Commodities Index
HKD = Hong Kong Dollar
HUF = Hungarian Forint
IDR = Indonesian Rupiah
ILS = Israeli Shekel
INR = Indian Rupee
JPY = Japanese Yen
KRW = South Korea Won
LB-UBS = Lehman Brothers, Inc. — UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MXN = Mexican Peso
MYR = Malaysian Ringgit
NOK = Norwegian Krone
NSA = Not Seasonally Adjusted
NZD = New Zealand Dollar
PEN = Peruvian Nuevo Sol
PHHMC = PHH Mortgage Corporation
PHP = Philippine Peso
PLN = Polish Zloty
RUB = Russian Rouble
SEK = Swedish Krona
SEQ = Sequential Payer
SGD = Singapore Dollar
SPDR = Standard & Poor’s Depositary Receipts
THB = Thai Baht
TRY = Turkish Lira
TWD = Taiwanese Dollar
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR = South African Rand
† Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $10,439.

(2)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $20,709,892, which represented 17.7% of total net assets. None of these securities were considered illiquid.

(4)	Non-income producing.
(5)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $114,886,214)	$116,611,129
Foreign currency holdings, at value (cost of $3,774)	3,770
Receivable for investments sold	1,699,967
Receivable for capital shares sold	168,008
Unrealized gain on forward foreign currency exchange contracts	274,612
Swap agreements, at value	27,344
Dividends and interest receivable	295,301
Other assets	230
119,080,361

Liabilities
Disbursements in excess of demand deposit cash	23
Payable for investments purchased	1,679,936
Payable for capital shares redeemed	165,322
Payable for variation margin on futures contracts	168
Unrealized loss on forward foreign currency exchange contracts	57,462
Swap agreements, at value	32,381
Accrued management fees	106,727
Distribution and service fees payable	14,972
Accrued foreign taxes	908
2,057,899

Net Assets	$117,022,462

Net Assets Consist of:
Capital (par value and paid-in surplus)	$116,890,891
Undistributed net investment income	35,789
Accumulated net realized loss	(1,840,030)
Net unrealized appreciation	1,935,812
$117,022,462

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$69,855,435	6,728,944	$10.38
Institutional Class, $0.01 Par Value	$6,161,278	592,564	$10.40
A Class, $0.01 Par Value	$31,183,370	3,014,148	$10.35*
C Class, $0.01 Par Value	$9,677,741	944,755	$10.24
R Class, $0.01 Par Value	$144,638	14,028	$10.31

*Maximum offering price $10.98 (net asset value divided by 0.9425)

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$253,942
Dividends (net of foreign taxes withheld of $7,102)	206,773
460,715

Expenses:
Management fees	627,964
Distribution and service fees:
A Class	39,868
C Class	47,007
R Class	358
Directors’ fees and expenses	4,039
Other expenses	400
719,636

Net investment income (loss)	(258,921)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $58)	79,096
Futures contract transactions	4,592
Swap agreement transactions	7,097
Foreign currency transactions	294,748
385,533

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(776))	3,414,219
Futures contracts	323
Swap agreements	66,032
Translation of assets and liabilities in foreign currencies	719,356
4,199,930

Net realized and unrealized gain (loss)	4,585,463

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,326,542

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND YEAR ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012
Operations
Net investment income (loss)	$(258,921)	$(24,259)
Net realized gain (loss)	385,533	(2,781,232)
Change in net unrealized appreciation (depreciation)	4,199,930	(3,241,621)
Net increase (decrease) in net assets resulting from operations	4,326,542	(6,047,112)

Distributions to Shareholders
From net investment income:
Investor Class	—	(674,472)
Institutional Class	—	(75,987)
A Class	—	(369,850)
C Class	—	(34,670)
R Class	—	(1,046)
From net realized gains:
Investor Class	—	(145,643)
Institutional Class	—	(13,696)
A Class	—	(85,639)
C Class	—	(18,728)
R Class	—	(338)
Decrease in net assets from distributions	—	(1,420,069)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(459,373)	24,791,565

Net increase (decrease) in net assets	3,867,169	17,324,384

Net Assets
Beginning of period	113,155,293	95,830,909
End of period	$117,022,462	$113,155,293

Undistributed net investment income	$35,789	$294,710

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Inflation Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek total real return (total return reduced by the expected impact of inflation). The fund pursues its objective by diversifying investments among U.S. Treasury inflation-indexed and other U.S. fixed-income securities, commodity-related investments, and non-U.S. dollar investments.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.7754% to 0.8929%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2012 was 1.08% for the Investor Class, A Class, C Class and R Class and 0.88% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2012 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended December 31, 2012 totaled $33,216,862, of which $13,382,354 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended December 31, 2012 totaled $32,681,086, of which $12,247,269 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2012		Year ended June 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	1,115,427	$11,499,746	3,937,761	$40,224,169
Issued in reinvestment of distributions	—	—	66,304	673,816
Redeemed	(991,496)	(10,207,317)	(2,414,685)	(24,702,735)
	123,931	1,292,429	1,589,380	16,195,250
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	192,502	1,990,651	278,083	2,856,280
Issued in reinvestment of distributions	—	—	8,781	89,442
Redeemed	(308,244)	(3,181,512)	(85,296)	(866,892)
	(115,742)	(1,190,861)	201,568	2,078,830
A Class/Shares Authorized	50,000,000		50,000,000
Sold	471,735	4,869,768	1,815,215	18,816,025
Issued in reinvestment of distributions	—	—	41,547	422,365
Redeemed	(598,703)	(6,143,655)	(1,560,940)	(15,827,678)
	(126,968)	(1,273,887)	295,822	3,410,712
C Class/Shares Authorized	50,000,000		50,000,000
Sold	159,495	1,627,757	460,021	4,733,335
Issued in reinvestment of distributions	—	—	4,733	47,890
Redeemed	(89,767)	(917,886)	(169,032)	(1,695,509)
	69,728	709,871	295,722	3,085,716
R Class/Shares Authorized	50,000,000		50,000,000
Sold	345	3,533	1,996	20,087
Issued in reinvestment of distributions	—	—	136	1,384
Redeemed	(44)	(458)	(41)	(414)
	301	3,075	2,091	21,057
Net increase (decrease)	(48,750)	$(459,373)	2,384,583	$24,791,565

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$43,786,185	—
Commercial Paper	—	22,576,802	—
Exchange-Traded Funds	$19,196,197	—	—
Common Stocks	13,910,841	4,092,310	—
U.S. Government Agency Securities	—	3,500,563	—
Corporate Bonds	—	3,450,367	—
Collateralized Mortgage Obligations	—	1,967,720	—
Commercial Mortgage-Backed Securities	—	1,957,299	—
Warrants	—	—	—
Temporary Cash Investments	2,172,845	—	—
Total Value of Investment Securities	$35,279,883	$81,331,246	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$217,150	—
Futures Contracts	$(168)	—	—
Swap Agreements	—	(5,037)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$(168)	$212,113	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The other contracts derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of December 31, 2012
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$274,612	Unrealized loss on forward foreign currency exchange contracts	$57,462
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	168
Other Contracts	Swap agreements	27,344	Swap agreements	32,381
		$301,956		$90,011

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2012

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$297,419	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$719,650
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	4,592	Change in net unrealized appreciation (depreciation) on futures contracts	323
Other Contracts	Net realized gain (loss) on swap agreement transactions	7,097	Change in net unrealized appreciation (depreciation) on swap agreements	66,032
		$309,108		$786,005

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

There are certain risks involved with investing in forward foreign currency exchange contracts. Changes in the value of foreign currencies against the U.S. dollar could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments. The overall impact on the fund may be significant depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Currency trends are unpredictable and exchange rates in foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or Supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

The fund’s commodity- and gold-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity- and gold-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity- and gold-related indices. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$115,135,736
Gross tax appreciation of investments	$3,046,460
Gross tax depreciation of investments	(1,571,067)
Net tax appreciation (depreciation) of investments	$1,475,393

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2012, the fund had accumulated short-term capital losses of $(1,123,129), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2012, the fund had post-October capital loss deferrals of $(653,998), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)		Operating Expenses (before expense waiver)(3)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(4)	$9.99	(0.02)	0.41	0.39	—	—	—	$10.38	3.90%	1.08	%(5)	1.08	%(5)	(0.30	)%(5)	(0.30	)%(5)	37%	$69,855
2012	$10.71	0.01	(0.57)	(0.56)	(0.13)	(0.03)	(0.16)	$9.99	(5.32)%	1.08%		1.09%		0.12%		0.11%		80%	$65,968
2011	$9.59	0.12	1.10	1.22	(0.10)	— (6)	(0.10)	$10.71	12.78%	0.95%		1.09%		1.27%		1.13%		52%	$53,696
2010(7)	$10.00	0.01	(0.42)	(0.41)	—	—	—	$9.59	(4.10)%	0.95	%(5)	1.09	%(5)	0.79	%(5)	0.65	%(5)	0%	$4,044
Institutional Class
2012(4)	$9.99	(0.01)	0.42	0.41	—	—	—	$10.40	4.10%	0.88	%(5)	0.88	%(5)	(0.10	)%(5)	(0.10	)%(5)	37%	$6,161
2012	$10.71	0.04	(0.58)	(0.54)	(0.15)	(0.03)	(0.18)	$9.99	(5.13)%	0.88%		0.89%		0.32%		0.31%		80%	$7,078
2011	$9.59	0.15	1.09	1.24	(0.12)	— (6)	(0.12)	$10.71	12.93%	0.75%		0.89%		1.47%		1.33%		52%	$5,428
2010(7)	$10.00	0.02	(0.43)	(0.41)	—	—	—	$9.59	(4.10)%	0.75	%(5)	0.89	%(5)	0.99	%(5)	0.85	%(5)	0%	$144
A Class
2012(4)	$9.97	(0.03)	0.41	0.38	—	—	—	$10.35	3.81%	1.33	%(5)	1.33	%(5)	(0.55	)%(5)	(0.55	)%(5)	37%	$31,183
2012	$10.69	(0.02)	(0.56)	(0.58)	(0.11)	(0.03)	(0.14)	$9.97	(5.51)%	1.33%		1.34%		(0.13)%		(0.14)%		80%	$31,305
2011	$9.58	0.13	1.06	1.19	(0.08)	— (6)	(0.08)	$10.69	12.50%	1.20%		1.34%		1.02%		0.88%		52%	$30,416
2010(7)	$10.00	0.01	(0.43)	(0.42)	—	—	—	$9.58	(4.20)%	1.20	%(5)	1.34	%(5)	0.54	%(5)	0.40	%(5)	0%	$3,370

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)		Operating Expenses (before expense waiver)(3)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012(4)	$9.90	(0.07)	0.41	0.34	—	—	—	$10.24	3.43%	2.08	%(5)	2.08	%(5)	(1.30	)%(5)	(1.30	)%(5)	37%	$9,678
2012	$10.65	(0.08)	(0.59)	(0.67)	(0.05)	(0.03)	(0.08)	$9.90	(6.33)%	2.08%		2.09%		(0.88)%		(0.89)%		80%	$8,667
2011	$9.57	0.08	1.03	1.11	(0.03)	— (6)	(0.03)	$10.65	11.64%	1.95%		2.09%		0.27%		0.13%		52%	$6,167
2010(7)	$10.00	— (6)	(0.43)	(0.43)	—	—	—	$9.57	(4.30)%	1.95	%(5)	2.09	%(5)	(0.21	)%(5)	(0.35	)%(5)	0%	$356
R Class
2012(4)	$9.94	(0.04)	0.41	0.37	—	—	—	$10.31	3.72%	1.58	%(5)	1.58	%(5)	(0.80	)%(5)	(0.80	)%(5)	37%	$145
2012	$10.67	(0.04)	(0.57)	(0.61)	(0.09)	(0.03)	(0.12)	$9.94	(5.78)%	1.58%		1.59%		(0.38)%		(0.39)%		80%	$137
2011	$9.58	0.01	1.15	1.16	(0.07)	— (6)	(0.07)	$10.67	12.10%	1.45%		1.59%		0.77%		0.63%		52%	$124
2010(7)	$10.00	0.01	(0.43)	(0.42)	—	—	—	$9.58	(4.20)%	1.45	%(5)	1.59	%(5)	0.29	%(5)	0.15	%(5)	0%	$144

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.
(4)	Six months ended December 31, 2012 (unaudited).
(5)	Annualized.
(6)	Per-share amount was less than $0.005.
(7)	April 30, 2010 (fund inception) through June 30, 2010.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77352   1302

SEMIANNUAL REPORT       DECEMBER 31, 2012

Utilities Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	15
Additional Information	16

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BULIX	-1.59%	4.26%	0.30%	10.11%	7.39%	3/1/93
Russell 3000 Utilities Index	—	-0.79%	7.67%	1.47%	8.32%	N/A(2)	—
S&P 500 Index	—	5.95%	16.00%	1.66%	7.10%	8.17%(3)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available August 1996.

(3)	Since 2/28/93, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class 0.68%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Fund Characteristics

DECEMBER 31, 2012
Top Ten Holdings	% of net assets
AT&T, Inc.	12.4%
Verizon Communications, Inc.	9.4%
Public Service Enterprise Group, Inc.	4.6%
CenturyLink, Inc.	4.6%
PPL Corp.	4.6%
PG&E Corp.	4.5%
DTE Energy Co.	4.2%
American Electric Power Co., Inc.	4.2%
Entergy Corp.	3.9%
NextEra Energy, Inc.	3.9%

Sub-Industry Allocation	% of net assets
Electric Utilities	30.6%
Integrated Telecommunication Services	29.1%
Multi-Utilities	20.4%
Wireless Telecommunication Services	6.8%
Gas Utilities	3.4%
Internet Software and Services	3.1%
Independent Power Producers and Energy Traders	2.8%
Communications Equipment	1.9%
Alternative Carriers	0.5%
Oil and Gas Exploration and Production	0.5%
Cash and Equivalents*	0.9%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	0.3%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 – 12/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$984.10	$3.40	0.68%
Hypothetical
Investor Class	$1,000	$1,021.78	$3.47	0.68%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.1%
ALTERNATIVE CARRIERS — 0.5%
Neutral Tandem, Inc.	228,105	$ 586,230
tw telecom, inc., Class A(1)	42,433	1,080,768
		1,666,998
COMMUNICATIONS EQUIPMENT — 1.9%
QUALCOMM, Inc.	93,946	5,826,531
ELECTRIC UTILITIES — 30.6%
American Electric Power Co., Inc.	300,151	12,810,445
Duke Energy Corp.	69,868	4,457,578
Entergy Corp.	188,278	12,002,722
Exelon Corp.	378,362	11,252,486
NextEra Energy, Inc.	172,551	11,938,804
Pinnacle West Capital Corp.	211,560	10,785,329
Portland General Electric Co.	349,441	9,560,706
PPL Corp.	485,794	13,908,282
Southern Co.	75,555	3,234,509
Xcel Energy, Inc.	112,193	2,996,675
		92,947,536
GAS UTILITIES — 3.4%
Chesapeake Utilities Corp.	3,485	158,219
UGI Corp.	309,094	10,110,465
		10,268,684
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 2.8%
AES Corp. (The)	789,325	8,445,777
INTEGRATED TELECOMMUNICATION SERVICES — 29.1%
AT&T, Inc.	1,117,712	37,678,072
Atlantic Tele-Network, Inc.	32,042	1,176,262
BCE, Inc.	88,064	3,781,468
CenturyLink, Inc.	356,126	13,931,649
Frontier Communications Corp.	426,856	1,826,944
HickoryTech Corp.	23,007	223,858
IDT Corp., Class B	79,673	760,080
Verizon Communications, Inc.	659,670	28,543,921
Windstream Corp.	64,754	536,163
		88,458,417
INTERNET SOFTWARE AND SERVICES — 3.1%
j2 Global, Inc.	312,394	9,553,009
MULTI-UTILITIES — 20.4%
Ameren Corp.	378,302	11,621,437
CenterPoint Energy, Inc.	414,373	7,976,680
CMS Energy Corp.	51,268	1,249,914
Dominion Resources, Inc.	8,627	446,879
DTE Energy Co.	213,700	12,832,685
PG&E Corp.	341,356	13,715,684
Public Service Enterprise Group, Inc.	460,508	14,091,545
		61,934,824
OIL AND GAS EXPLORATION AND PRODUCTION — 0.5%
Energen Corp.	34,328	1,547,850
WIRELESS TELECOMMUNICATION SERVICES — 6.8%
America Movil SAB de CV Series L ADR	121,128	2,802,902
Leap Wireless International, Inc.(1)	21,512	143,055
MetroPCS Communications, Inc.(1)	788,340	7,836,099
NTELOS Holdings Corp.	96,327	1,262,847
Sprint Nextel Corp.(1)	585,360	3,318,991
USA Mobility, Inc.	245,679	2,869,531
Vodafone Group plc ADR	92,230	2,323,274
		20,556,699
TOTAL COMMON STOCKS (Cost $271,299,046)		301,206,325
Temporary Cash Investments — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% – 0.875%, 2/28/17 – 8/31/17, valued at $1,134,380), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $1,111,752)		1,111,745
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $567,596), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $555,878)		555,873
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $188,882), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $185,292)		185,291
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,852,909)		1,852,909
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $273,151,955)		303,059,234
OTHER ASSETS AND LIABILITIES — 0.3%		1,042,491
TOTAL NET ASSETS — 100.0%		$304,101,725

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $273,151,955)	$303,059,234
Cash	246,200
Receivable for capital shares sold	626,169
Dividends and interest receivable	792,911
304,724,514

Liabilities
Payable for capital shares redeemed	445,722
Accrued management fees	177,067
622,789

Net Assets	$304,101,725

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	80,000,000
Shares outstanding	20,238,782

Net Asset Value Per Share	$15.03

Net Assets Consist of:
Capital (par value and paid-in surplus)	$273,084,858
Accumulated net investment loss	(7,726)
Undistributed net realized gain	1,117,923
Net unrealized appreciation	29,906,670
$304,101,725

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $15,975)	$7,600,688
Interest	2,222
7,602,910

Expenses:
Management fees	1,085,649
Directors’ fees and expenses	7,826
Other expenses	658
1,094,133

Net investment income (loss)	6,508,777

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,324,290
Foreign currency transactions	111
3,324,401

Change in net unrealized appreciation (depreciation) on:
Investments	(15,026,973)
Translation of assets and liabilities in foreign currencies	(461)
(15,027,434)

Net realized and unrealized gain (loss)	(11,703,033)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,194,256)

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND YEAR ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012
Operations
Net investment income (loss)	$6,508,777	$11,017,810
Net realized gain (loss)	3,324,401	25,430,889
Change in net unrealized appreciation (depreciation)	(15,027,434)	(12,860,005)
Net increase (decrease) in net assets resulting from operations	(5,194,256)	23,588,694

Distributions to Shareholders
From net investment income	(7,676,336)	(10,207,695)
From net realized gains	(16,868,526)	(1,904,502)
Decrease in net assets from distributions	(24,544,862)	(12,112,197)

Capital Share Transactions
Proceeds from shares sold	46,258,422	78,049,539
Proceeds from reinvestment of distributions	23,336,357	11,419,325
Payments for shares redeemed	(52,078,510)	(68,797,889)
Net increase (decrease) in net assets from capital share transactions	17,516,269	20,670,975

Net increase (decrease) in net assets	(12,222,849)	32,147,472

Net Assets
Beginning of period	316,324,574	284,177,102
End of period	$304,101,725	$316,324,574

Accumulated undistributed net investment income (loss)	$(7,726)	$1,159,833

Transactions in Shares of the Fund
Sold	2,786,165	4,984,057
Issued in reinvestment of distributions	1,507,487	726,185
Redeemed	(3,183,983)	(4,417,268)
Net increase (decrease) in shares of the fund	1,109,669	1,292,974

See Notes to Financial Statements.

10

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek current income and long-term growth of capital and income. The fund pursues its objectives by investing at least 80% of its assets in equity securities of companies engaged in the utilities industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the six months ended December 31, 2012 was 0.67%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2012 were $59,408,851 and $59,011,634, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$301,206,325	—	—
Temporary Cash Investments	—	$1,852,909	—
Total Value of Investment Securities	$301,206,325	$1,852,909	—

13

6. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$274,617,056
Gross tax appreciation of investments	$36,861,761
Gross tax depreciation of investments	(8,419,583)
Net tax appreciation (depreciation) of investments	$28,442,178

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$16.54	0.34	(0.59)	(0.25)	(0.39)	(0.87)	(1.26)	$15.03	(1.59)%	0.68	%(4)	4.04	%(4)	19%	$304,102
2012	$15.93	0.60	0.66	1.26	(0.55)	(0.10)	(0.65)	$16.54	8.20%	0.68%		3.83%		55%	$316,325
2011	$12.62	0.51	3.30	3.81	(0.50)	—	(0.50)	$15.93	30.50%	0.69%		3.47%		17%	$284,177
2010	$12.42	0.49	0.19	0.68	(0.48)	—	(0.48)	$12.62	5.30%	0.70%		3.75%		11%	$228,101
2009	$17.46	0.46	(4.98)	(4.52)	(0.52)	—	(0.52)	$12.42	(25.89)%	0.70%		3.54%		14%	$236,734
2008	$18.04	0.39	(0.61)	(0.22)	(0.36)	—	(0.36)	$17.46	(1.26)%	0.68%		2.16%		19%	$387,070

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2012 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

15

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77344   1302

SEMIANNUAL REPORT                   DECEMBER 31, 2012

NT Small Company Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	20
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLOX	6.95%	13.98%	1.37%	-0.15%	5/12/06
Russell 2000 Index	—	7.20%	16.35%	3.56%	3.00%(2)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 0.69%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2012
Top Ten Holdings	% of net assets
Alaska Air Group, Inc.	0.8%
Ocwen Financial Corp.	0.8%
CommVault Systems, Inc.	0.8%
Alon USA Energy, Inc.	0.7%
Portland General Electric Co.	0.7%
Aspen Technology, Inc.	0.7%
FEI Co.	0.7%
Coinstar, Inc.	0.7%
Cubist Pharmaceuticals, Inc.	0.7%
EnerSys	0.7%

Top Five Industries	% of net assets
Real Estate Investment Trusts (REITs)	5.4%
Insurance	4.7%
Specialty Retail	4.4%
Software	4.4%
Health Care Equipment and Supplies	4.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	0.2%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 – 12/31/12	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,069.50	$3.55	0.68%
Hypothetical
Institutional Class	$1,000	$1,021.78	$3.47	0.68%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.3%
AEROSPACE AND DEFENSE — 1.1%
Alliant Techsystems, Inc.	4,604	$ 285,264
Esterline Technologies Corp.(1)	15,619	993,525
Moog, Inc., Class A(1)	11,803	484,277
Taser International, Inc.(1)	64,093	572,991
		2,336,057
AIR FREIGHT AND LOGISTICS — 0.7%
Forward Air Corp.	23,535	823,960
Park-Ohio Holdings Corp.(1)	25,267	538,440
		1,362,400
AIRLINES — 1.7%
Alaska Air Group, Inc.(1)	38,197	1,645,909
Republic Airways Holdings, Inc.(1)	90,834	515,937
Skywest, Inc.	23,134	288,249
Spirit Airlines, Inc.(1)	62,704	1,111,115
		3,561,210
AUTO COMPONENTS — 0.3%
Gentherm, Inc.(1)	45,062	599,325
Spartan Motors, Inc.	7,038	34,697
		634,022
BEVERAGES — 0.2%
Coca-Cola Bottling Co. Consolidated	5,040	335,160
BIOTECHNOLOGY — 2.8%
Agenus, Inc.(1)	34,914	143,147
Cubist Pharmaceuticals, Inc.(1)	34,646	1,457,211
Genomic Health, Inc.(1)	6,312	172,065
PDL BioPharma, Inc.	107,330	756,677
Pharmacyclics, Inc.(1)	17,363	1,005,318
Spectrum Pharmaceuticals, Inc.	95,818	1,072,203
United Therapeutics Corp.(1)	18,759	1,002,106
		5,608,727
BUILDING PRODUCTS — 0.9%
Gibraltar Industries, Inc.(1)	24,788	394,625
Patrick Industries, Inc.(1)	51,556	802,211
Trex Co., Inc.(1)	17,635	656,551
		1,853,387
CAPITAL MARKETS — 1.5%
Calamos Asset Management, Inc., Class A	45,047	476,147
Diamond Hill Investment Group, Inc.	5,201	352,940
Investment Technology Group, Inc.(1)	31,911	287,199
Manning & Napier, Inc.	55,334	697,208
Piper Jaffray Cos.(1)	19,853	637,877
Pzena Investment Management, Inc., Class A	30,551	164,975
WisdomTree Investments, Inc.(1)	74,556	456,283
		3,072,629
CHEMICALS — 1.1%
Flotek Industries, Inc.(1)	48,904	596,629
Georgia Gulf Corp.	27,750	1,145,520
Minerals Technologies, Inc.	10,890	434,729
		2,176,878
COMMERCIAL BANKS — 3.9%
BancorpSouth, Inc.	6,193	90,046
Cathay General Bancorp.	8,538	166,491
Central Pacific Financial Corp.(1)	25,897	403,734
CVB Financial Corp.	98,869	1,028,238
F.N.B. Corp.	11,615	123,351
First BanCorp(1)	37,611	172,258
Home Bancshares, Inc.	10,353	341,856
MB Financial, Inc.	27,405	541,249
Old National Bancorp	90,312	1,072,003
PacWest Bancorp	45,991	1,139,657
Peoples Bancorp, Inc.	8,465	172,940
PrivateBancorp, Inc.	51,215	784,614
Sterling Financial Corp.	48,068	1,003,660
Wilshire Bancorp, Inc.(1)	168,649	989,970
		8,030,067
COMMERCIAL SERVICES AND SUPPLIES — 2.9%
Deluxe Corp.	21,999	709,248
Intersections, Inc.	33,693	319,410
Kimball International, Inc. Class B	32,133	373,064
Quad/Graphics, Inc.	53,132	1,083,361
Steelcase, Inc., Class A	75,269	958,927
Tetra Tech, Inc.(1)	49,703	1,314,644
TRC Cos., Inc.(1)	21,386	124,467
United Stationers, Inc.	12,669	392,612
US Ecology, Inc.	14,152	333,138
Viad Corp.	9,393	255,114
		5,863,985
COMMUNICATIONS EQUIPMENT — 3.6%
Arris Group, Inc.(1)	89,734	1,340,626
Brocade Communications Systems, Inc.(1)	93,061	496,015

7

Shares	Value
CalAmp Corp.(1)	53,723	$ 446,975
Ciena Corp.(1)	76,800	1,205,760
Comtech Telecommunications Corp.	13,946	353,950
Globecomm Systems, Inc.(1)	17,239	194,801
InterDigital, Inc.	30,108	1,237,439
Ixia(1)	73,777	1,252,734
Loral Space & Communications, Inc.	14,105	770,979
Tessco Technologies, Inc.	5,967	132,109
		7,431,388
COMPUTERS AND PERIPHERALS — 0.8%
Electronics for Imaging, Inc.(1)	14,597	277,197
QLogic Corp.(1)	37,281	362,744
Synaptics, Inc.(1)	34,106	1,022,157
		1,662,098
CONSTRUCTION AND ENGINEERING — 0.7%
Argan, Inc.	31,970	575,460
Granite Construction, Inc.	19,103	642,243
Michael Baker Corp.	10,873	271,064
		1,488,767
CONSTRUCTION MATERIALS — 0.6%
Headwaters, Inc.(1)	132,792	1,136,699
United States Lime & Minerals, Inc.(1)	666	31,382
		1,168,081
CONSUMER FINANCE — 2.5%
Cash America International, Inc.	31,931	1,266,703
Credit Acceptance Corp.(1)	1,622	164,925
DFC Global Corp.(1)	67,564	1,250,610
Netspend Holdings, Inc.(1)	91,592	1,082,617
Portfolio Recovery Associates, Inc.(1)	689	73,627
World Acceptance Corp.(1)	16,429	1,224,946
		5,063,428
CONTAINERS AND PACKAGING — 0.2%
AEP Industries, Inc.(1)	5,994	355,025
Myers Industries, Inc.	6,073	92,006
		447,031
DIVERSIFIED CONSUMER SERVICES — 1.1%
Bridgepoint Education, Inc.(1)	4,548	46,844
Coinstar, Inc.(1)	28,245	1,469,023
Grand Canyon Education, Inc.(1)	32,894	772,022
		2,287,889
DIVERSIFIED FINANCIAL SERVICES — 1.0%
Interactive Brokers Group, Inc., Class A	53,118	726,654
PHH Corp.(1)	54,105	1,230,889
		1,957,543
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Atlantic Tele-Network, Inc.	11,882	436,188
Fairpoint Communications, Inc.(1)	6,182	49,085
IDT Corp., Class B	29,000	276,660
magicJack VocalTec Ltd.(1)	2,741	49,914
Premiere Global Services, Inc.(1)	60,343	590,155
Vonage Holdings Corp.(1)	229,079	542,917
		1,944,919
ELECTRIC UTILITIES — 0.7%
MGE Energy, Inc.	541	27,564
Portland General Electric Co.	54,597	1,493,774
		1,521,338
ELECTRICAL EQUIPMENT — 1.0%
Brady Corp., Class A	19,047	636,170
EnerSys(1)	38,040	1,431,445
		2,067,615
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.3%
Agilysys, Inc.(1)	6,643	55,602
Electro Scientific Industries, Inc.	10,573	105,201
FEI Co.	26,555	1,472,740
Itron, Inc.(1)	13,817	615,547
Littelfuse, Inc.	15,424	951,815
MTS Systems Corp.	10,141	516,481
Newport Corp.(1)	17,235	231,811
Plexus Corp.(1)	16,356	421,985
Sanmina Corp.(1)	75,114	831,512
SYNNEX Corp.(1)	26,457	909,592
Tech Data Corp.(1)	10,950	498,554
Zygo Corp.(1)	2,554	40,098
		6,650,938
ENERGY EQUIPMENT AND SERVICES — 1.5%
Dawson Geophysical Co.(1)	16,124	425,351
Helix Energy Solutions Group, Inc.(1)	68,582	1,415,532
Natural Gas Services Group, Inc.(1)	8,603	141,261
Parker Drilling Co.(1)	97,391	447,999
TGC Industries, Inc.	23,854	195,364
Willbros Group, Inc.(1)	65,327	350,153
		2,975,660

8

Shares	Value
FOOD AND STAPLES RETAILING — 0.2%
Spartan Stores, Inc.	20,175	$ 309,888
FOOD PRODUCTS — 1.1%
Cal-Maine Foods, Inc.	21,037	846,108
Darling International, Inc.(1)	49,813	799,001
Dean Foods Co.(1)	34,039	561,984
		2,207,093
GAS UTILITIES — 0.5%
Northwest Natural Gas Co.	25,092	1,109,066
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.0%
ABIOMED, Inc.(1)	36,927	497,037
Analogic Corp.	10,010	743,743
Anika Therapeutics, Inc.(1)	4,171	41,460
CONMED Corp.	42,373	1,184,325
Cyberonics, Inc.(1)	11,416	599,683
Cynosure, Inc., Class A(1)	10,732	258,749
Hill-Rom Holdings, Inc.	37,980	1,082,430
ICU Medical, Inc.(1)	5,492	334,628
Invacare Corp.	40,431	659,025
NuVasive, Inc.(1)	28,085	434,194
Orthofix International NV(1)	29,681	1,167,354
RTI Biologics, Inc.(1)	125,061	534,010
Thoratec Corp.(1)	15,456	579,909
Vascular Solutions, Inc.(1)	5,399	85,304
		8,201,851
HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Amsurg Corp.(1)	12,027	360,930
Bio-Reference Labs, Inc.(1)	17,493	501,874
Chemed Corp.	15,712	1,077,686
LHC Group, Inc.(1)	4,569	97,320
PharMerica Corp.(1)	20,221	287,947
Providence Service Corp. (The)(1)	13,515	229,620
Select Medical Holdings Corp.	112,511	1,060,979
Skilled Healthcare Group, Inc. Class A(1)	29,881	190,342
Triple-S Management Corp. Class B(1)	29,169	538,751
		4,345,449
HEALTH CARE TECHNOLOGY — 0.2%
MedAssets, Inc.(1)	10,873	182,340
Omnicell, Inc.(1)	9,043	134,470
		316,810
HOTELS, RESTAURANTS AND LEISURE — 4.0%
Ameristar Casinos, Inc.	16,182	424,616
Churchill Downs, Inc.	8,452	561,635
Cracker Barrel Old Country Store, Inc.	18,006	1,157,066
Interval Leisure Group, Inc.	7,054	136,777
Isle of Capri Casinos, Inc.(1)	14,578	81,637
Jamba, Inc.(1)	112,816	252,708
Marriott Vacations Worldwide Corp.(1)	21,632	901,405
Multimedia Games Holding Co., Inc.(1)	69,967	1,029,215
Papa John’s International, Inc.(1)	18,412	1,011,555
Red Robin Gourmet Burgers, Inc.(1)	18,669	658,829
Ruth’s Hospitality Group, Inc.(1)	4,108	29,865
SHFL Entertainment, Inc.(1)	41,784	605,868
Sonic Corp.(1)	91,770	955,326
Town Sports International Holdings, Inc.	30,088	320,437
		8,126,939
HOUSEHOLD DURABLES — 0.4%
CSS Industries, Inc.	8,635	189,020
NACCO Industries, Inc., Class A	1,083	65,727
Zagg, Inc.(1)	66,404	488,734
		743,481
HOUSEHOLD PRODUCTS†
Orchids Paper Products Co.	3,502	70,810
INDUSTRIAL CONGLOMERATES — 0.4%
Standex International Corp.	14,994	769,042
INSURANCE — 4.7%
Allied World Assurance Co. Holdings AG	6,645	523,626
Alterra Capital Holdings Ltd.	22,743	641,125
American Safety Insurance Holdings Ltd.(1)	36,278	686,380
AMERISAFE, Inc.(1)	24,895	678,389
Aspen Insurance Holdings Ltd.	17,577	563,870
FBL Financial Group, Inc., Class A	6,937	237,315
Hanover Insurance Group, Inc. (The)	13,686	530,196
Homeowners Choice, Inc.	44,419	923,471
Maiden Holdings Ltd.	90,054	827,596
Montpelier Re Holdings Ltd.	24,205	553,326
National Financial Partners Corp.(1)	63,396	1,086,607
Stewart Information Services Corp.	44,389	1,154,114
Symetra Financial Corp.	26,805	347,929

9

Shares	Value
United Fire Group, Inc.	19,410	$ 423,914
Universal Insurance Holdings, Inc.	72,389	317,064
		9,494,922
INTERNET AND CATALOG RETAIL — 0.4%
Orbitz Worldwide, Inc.(1)	179,777	488,993
PetMed Express, Inc.	23,650	262,515
		751,508
INTERNET SOFTWARE AND SERVICES — 2.3%
Blucora, Inc.(1)	34,834	547,242
Demand Media, Inc.(1)	122,603	1,138,982
Digital River, Inc.(1)	45,825	659,422
IAC/InterActiveCorp	12,992	614,521
j2 Global, Inc.	14,615	446,927
Travelzoo, Inc.(1)	19,792	375,850
United Online, Inc.	98,916	552,940
XO Group, Inc.(1)	29,709	276,294
		4,612,178
IT SERVICES — 3.1%
Acxiom Corp.(1)	42,522	742,434
CACI International, Inc., Class A(1)	20,760	1,142,423
CSG Systems International, Inc.(1)	26,949	489,933
Dynamics Research Corp.(1)	19,198	112,308
Euronet Worldwide, Inc.(1)	14,240	336,064
Global Cash Access Holdings, Inc.(1)	115,059	902,063
Heartland Payment Systems, Inc.	40,333	1,189,823
MoneyGram International, Inc.(1)	23,570	313,245
PRGX Global, Inc.(1)	11,229	72,427
Unisys Corp.(1)	53,286	921,848
		6,222,568
LEISURE EQUIPMENT AND PRODUCTS — 2.1%
Arctic Cat, Inc.(1)	27,016	902,064
LeapFrog Enterprises, Inc.(1)	125,833	1,085,939
Polaris Industries, Inc.	6,313	531,239
Smith & Wesson Holding Corp.(1)	111,764	943,288
Sturm Ruger & Co., Inc.	19,144	869,138
		4,331,668
LIFE SCIENCES TOOLS AND SERVICES — 1.3%
Cambrex Corp.(1)	103,672	1,179,787
Charles River Laboratories International, Inc.(1)	8,088	303,057
PAREXEL International Corp.(1)	39,445	1,167,178
		2,650,022
MACHINERY — 2.9%
Actuant Corp., Class A	38,814	1,083,299
Albany International Corp., Class A	4,486	101,742
FreightCar America, Inc.	49,618	1,112,436
Hyster-Yale Materials Handling, Inc.	12,268	598,678
Kadant, Inc.(1)	17,438	462,281
L.B. Foster Co., Class A	12,271	533,052
Lydall, Inc.(1)	26,793	384,212
Miller Industries, Inc.	26,198	399,520
Mueller Water Products, Inc. Class A	108,649	609,521
WABCO Holdings, Inc.(1)	10,313	672,304
		5,957,045
MEDIA — 2.0%
Belo Corp. Class A	135,106	1,036,263
Carmike Cinemas, Inc.(1)	66,272	994,080
E.W. Scripps Co. (The), Class A(1)	71,616	774,169
Journal Communications, Inc., Class A(1)	11,137	60,251
Nexstar Broadcasting Group, Inc. Class A(1)	21,939	232,334
Saga Communications, Inc. Class A	1,334	62,031
Scholastic Corp.	32,331	955,705
		4,114,833
METALS AND MINING — 1.8%
Coeur d’Alene Mines Corp.(1)	51,743	1,272,878
Handy & Harman Ltd.(1)	1,046	15,763
Kaiser Aluminum Corp.	8,094	499,319
Nevsun Resources Ltd.	138,360	592,181
Worthington Industries, Inc.	52,775	1,371,622
		3,751,763
MULTILINE RETAIL — 0.4%
Dillard’s, Inc., Class A	8,780	735,501
OIL, GAS AND CONSUMABLE FUELS — 3.8%
Alon USA Energy, Inc.	82,591	1,494,071
Contango Oil & Gas Co.	15,061	637,984
Delek US Holdings, Inc.	45,887	1,161,859
Energy XXI Bermuda Ltd.	40,850	1,314,961
REX American Resources Corp.(1)	12,510	241,318
Tesoro Corp.	22,719	1,000,772
Vaalco Energy, Inc.(1)	80,379	695,278
Western Refining, Inc.	44,251	1,247,436
		7,793,679

10

Shares	Value
PAPER AND FOREST PRODUCTS — 2.4%
Buckeye Technologies, Inc.	39,422	$ 1,131,806
Neenah Paper, Inc.	22,421	638,326
P.H. Glatfelter Co.	39,183	684,919
Resolute Forest Products(1)	92,018	1,218,318
Schweitzer-Mauduit International, Inc.	31,878	1,244,198
		4,917,567
PERSONAL PRODUCTS — 0.6%
Medifast, Inc.(1)	13,893	366,636
USANA Health Sciences, Inc.(1)	24,441	804,842
		1,171,478
PHARMACEUTICALS — 1.8%
Auxilium Pharmaceuticals, Inc.(1)	51,126	947,365
BioDelivery Sciences International, Inc.(1)	110,886	477,919
Endocyte, Inc.(1)	10,324	92,710
Pozen, Inc.(1)	55,218	276,642
Questcor Pharmaceuticals, Inc.	32,239	861,426
Santarus, Inc.(1)	87,385	959,487
		3,615,549
PROFESSIONAL SERVICES — 1.6%
Acacia Research – Acacia Technologies(1)	38,521	988,064
Barrett Business Services, Inc.	9,450	359,951
Exponent, Inc.(1)	8,586	479,356
Kforce, Inc.	17,466	250,288
Navigant Consulting, Inc.(1)	30,665	342,221
RPX Corp.(1)	94,212	851,676
		3,271,556
REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.4%
Apollo Commercial Real Estate Finance, Inc.	61,570	999,281
CBL & Associates Properties, Inc.	14,224	301,691
Cedar Realty Trust, Inc.	15,683	82,806
Coresite Realty Corp.	25,493	705,136
Extra Space Storage, Inc.	11,702	425,836
First Industrial Realty Trust, Inc.(1)	48,160	678,093
Highwoods Properties, Inc.	39,341	1,315,957
LaSalle Hotel Properties	51,912	1,318,046
Mission West Properties, Inc.	50,448	459,581
Post Properties, Inc.	19,887	993,356
RLJ Lodging Trust	71,221	1,379,551
Sovran Self Storage, Inc.	21,273	1,321,053
STAG Industrial, Inc.	42,285	759,861
Strategic Hotels & Resorts, Inc.(1)	36,392	232,909
		10,973,157
ROAD AND RAIL — 0.4%
AMERCO, Inc.	3,771	478,201
Swift Transportation Co.(1)	46,962	428,293
		906,494
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.7%
Advanced Energy Industries, Inc.(1)	8,515	117,592
First Solar, Inc.(1)	22,125	683,220
Kulicke & Soffa Industries, Inc.(1)	69,566	834,096
LSI Corp.(1)	83,393	590,422
MaxLinear, Inc. Class A(1)	27,641	138,758
MKS Instruments, Inc.	9,324	240,373
Rudolph Technologies, Inc.(1)	9,659	129,914
Tessera Technologies, Inc.	47,893	786,403
		3,520,778
SOFTWARE — 4.4%
Aspen Technology, Inc.(1)	53,370	1,475,147
Cadence Design Systems, Inc.(1)	48,383	653,654
CommVault Systems, Inc.(1)	21,983	1,532,435
Fair Isaac Corp.	14,257	599,222
Guidance Software, Inc.(1)	12,176	144,529
Manhattan Associates, Inc.(1)	21,254	1,282,466
Mentor Graphics Corp.(1)	80,446	1,369,191
Monotype Imaging Holdings, Inc.	14,417	230,384
NetScout Systems, Inc.(1)	30,047	780,921
QAD, Inc., Class A	2,768	39,859
TeleNav, Inc.(1)	31,344	250,125
Websense, Inc.(1)	40,266	605,601
		8,963,534
SPECIALTY RETAIL — 4.4%
ANN, Inc.(1)	38,176	1,291,876
Brown Shoe Co., Inc.	67,836	1,246,147
Buckle, Inc. (The)	22,355	997,927
Childrens Place Retail Stores, Inc. (The)(1)	21,816	966,231
Express, Inc.(1)	25,857	390,182
Francesca’s Holdings Corp.(1)	21,556	559,594
GameStop Corp., Class A	24,841	623,261
Genesco, Inc.(1)	18,360	1,009,800
Hibbett Sports, Inc.(1)	3,064	161,473
Hot Topic, Inc.	42,009	405,387

11

Shares	Value
Stage Stores, Inc.	45,061	$ 1,116,611
Vitamin Shoppe, Inc.(1)	4,142	237,585
		9,006,074
TEXTILES, APPAREL AND LUXURY GOODS — 1.3%
Crocs, Inc.(1)	46,541	669,725
Iconix Brand Group, Inc.(1)	58,026	1,295,140
Jones Group, Inc. (The)	53,931	596,477
RG Barry Corp.	6,274	88,903
		2,650,245
THRIFTS AND MORTGAGE FINANCE — 0.8%
Ocwen Financial Corp.(1)	45,078	1,559,248
WATER UTILITIES — 0.6%
American States Water Co.	23,977	1,150,416
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc.(1)	14,624	110,411
USA Mobility, Inc.	14,363	167,760
		278,171
TOTAL COMMON STOCKS (Cost $180,317,075)		200,101,600

Value
Temporary Cash Investments — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations,
0.625% – 0.875%, 2/28/17 – 8/31/17, valued at $1,844,993), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $1,808,192)
$ 1,808,180
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $923,157), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $904,098)	904,090
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $307,204), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $301,365)	301,363
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,013,633)	3,013,633
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $183,330,708)	203,115,233
OTHER ASSETS AND LIABILITIES — 0.2%	385,173
TOTAL NET ASSETS — 100.0%	$203,500,406

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.
(1)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $183,330,708)	$203,115,233
Cash	393,020
Dividends and interest receivable	111,294
203,619,547

Liabilities
Payable for capital shares redeemed	6,459
Accrued management fees	112,682
119,141

Net Assets	$203,500,406

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	100,000,000
Shares outstanding	24,420,730

Net Asset Value Per Share	$8.33

Net Assets Consist of:
Capital (par value and paid-in surplus)	$184,088,037
Accumulated net investment loss	(3,485)
Accumulated net realized loss	(368,671)
Net unrealized appreciation	19,784,525
$203,500,406

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,038)	$2,498,054
Interest	2,003
2,500,057

Expenses:
Management fees	623,823
Directors’ fees and expenses	4,417
Other expenses	51
628,291

Net investment income (loss)	1,871,766

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,822,394
Futures contract transactions	182,285
5,004,679

Change in net unrealized appreciation (depreciation) on investments	5,914,015

Net realized and unrealized gain (loss)	10,918,694

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,790,460

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND YEAR ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012
Operations
Net investment income (loss)	$1,871,766	$989,157
Net realized gain (loss)	5,004,679	6,257,262
Change in net unrealized appreciation (depreciation)	5,914,015	(6,549,616)
Net increase (decrease) in net assets resulting from operations	12,790,460	696,803

Distributions to Shareholders
From net investment income	(2,238,453)	(604,943)
From net realized gains	(9,263,359)	(11,273,310)
Decrease in net assets from distributions	(11,501,812)	(11,878,253)

Capital Share Transactions
Proceeds from shares sold	36,245,759	50,747,672
Proceeds from reinvestment of distributions	11,501,812	11,878,253
Payments for shares redeemed	(22,971,449)	(5,581,048)
Net increase (decrease) in net assets from capital share transactions	24,776,122	57,044,877

Net increase (decrease) in net assets	26,064,770	45,863,427

Net Assets
Beginning of period	177,435,636	131,572,209
End of period	$203,500,406	$177,435,636

Accumulated undistributed net investment income (loss)	$(3,485)	$363,202

Transactions in Shares of the Fund
Sold	4,310,472	6,219,375
Issued in reinvestment of distributions	1,391,954	1,570,029
Redeemed	(2,742,351)	(677,031)
Net increase (decrease) in shares of the fund	2,960,075	7,112,373

See Notes to Financial Statements.

15

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of smaller-capitalization U.S. companies. The fund is not permitted to invest in any securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

16

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

17

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2012 was 0.67%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2012 were $116,088,717 and $102,773,949, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$200,101,600	—	—
Temporary Cash Investments	—	$3,013,633	—
Total Value of Investment Securities	$200,101,600	$3,013,633	—

18

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2012, the effect of equity price risk derivative instruments on the Statement of Operations was $182,285 in net realized gain (loss) on futures contract transactions.

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund concentrates its investments in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$185,210,080
Gross tax appreciation of investments	$23,796,280
Gross tax depreciation of investments	(5,891,127)
Net tax appreciation (depreciation) of investments	$17,905,153

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2012(2)	$8.27	0.09	(3)	0.48	0.57	(0.10)	(0.41)	(0.51)	$8.33	6.95%	0.68	%(4)	2.02	%(4)	57%	$203,500
2012	$9.17	0.06	(3)	(0.23)	(0.17)	(0.03)	(0.70)	(0.73)	$8.27	(0.98)%	0.68%		0.67%		86%	$177,436
2011	$6.76	0.03	(3)	2.42	2.45	(0.04)	—	(0.04)	$9.17	36.29%	0.69%		0.38%		93%	$131,572
2010	$5.50	0.02	(3)	1.27	1.29	(0.03)	—	(0.03)	$6.76	23.50%	0.69%		0.34%		78%	$76,433
2009	$8.60	0.03	(3)	(3.11)	(3.08)	(0.02)	—	(0.02)	$5.50	(35.83)%	0.70%		0.56%		110%	$47,041
2008	$10.65	0.03		(2.05)	(2.02)	(0.03)	—	(0.03)	$8.60	(18.98)%	0.67%		0.29%		143%	$28,178

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)	Six months ended December 31, 2012 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

21

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77356   1302

SEMIANNUAL REPORT        DECEMBER 31, 2012

Small Company Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	22
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ASQIX	6.95%	13.92%	1.37%	8.49%	7.15%	7/31/98
Russell 2000 Index	—	7.20%	16.35%	3.56%	9.72%	6.41%	—
Institutional Class	ASCQX	7.10%	14.00%	1.56%	8.69%	8.37%	10/1/99
A Class (2) No sales charge* With sales charge*	ASQAX	6.87% 0.76%	13.54% 7.07%	1.11% -0.08%	8.21% 7.58%	6.09% 5.58%	9/7/00
C Class No sales charge* With sales charge*	ASQCX	6.43% 5.43%	12.85% 12.85%	— —	— —	10.97% 10.97%	3/1/10
R Class	ASCRX	6.72%	13.24%	0.86%	—	5.64%	8/29/03

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.89%	0.69%	1.14%	1.89%	1.39%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2012
Top Ten Holdings	% of net assets
Alaska Air Group, Inc.	0.8%
Ocwen Financial Corp.	0.8%
CommVault Systems, Inc.	0.8%
FEI Co.	0.7%
Alon USA Energy, Inc.	0.7%
Aspen Technology, Inc.	0.7%
Coinstar, Inc.	0.7%
Cubist Pharmaceuticals, Inc.	0.7%
EnerSys	0.7%
Helix Energy Solutions Group, Inc.	0.7%

Top Five Industries	% of net assets
Real Estate Investment Trusts (REITs)	5.5%
Insurance	4.6%
Specialty Retail	4.4%
Software	4.4%
Hotels, Restaurants and Leisure	4.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee.  If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 – 12/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,069.50	$4.59	0.88%
Institutional Class	$1,000	$1,071.00	$3.55	0.68%
A Class	$1,000	$1,068.70	$5.89	1.13%
C Class	$1,000	$1,064.30	$9.78	1.88%
R Class	$1,000	$1,067.20	$7.19	1.38%
Hypothetical
Investor Class	$1,000	$1,020.77	$4.48	0.88%
Institutional Class	$1,000	$1,021.78	$3.47	0.68%
A Class	$1,000	$1,019.51	$5.75	1.13%
C Class	$1,000	$1,015.73	$9.55	1.88%
R Class	$1,000	$1,018.25	$7.02	1.38%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.0%
AEROSPACE AND DEFENSE — 1.2%
Alliant Techsystems, Inc.	5,175	$ 320,643
Esterline Technologies Corp.(1)	19,241	1,223,920
Moog, Inc., Class A(1)	15,606	640,314
Taser International, Inc.(1)	79,736	712,840
		2,897,717
AIR FREIGHT AND LOGISTICS — 0.7%
Forward Air Corp.	29,620	1,036,996
Park-Ohio Holdings Corp.(1)	32,549	693,619
		1,730,615
AIRLINES — 1.7%
Alaska Air Group, Inc.(1)	46,568	2,006,615
Republic Airways Holdings, Inc.(1)	111,642	634,127
Skywest, Inc.	27,127	338,002
Spirit Airlines, Inc.(1)	77,067	1,365,627
		4,344,371
AUTO COMPONENTS — 0.3%
Gentherm, Inc.(1)	56,055	745,532
Spartan Motors, Inc.	17,796	87,734
		833,266
BEVERAGES — 0.2%
Coca-Cola Bottling Co. Consolidated	5,633	374,595
BIOTECHNOLOGY — 2.8%
Agenus, Inc.(1)	44,655	183,086
Cubist Pharmaceuticals, Inc.(1)	42,385	1,782,713
Genomic Health, Inc.(1)	7,934	216,281
PDL BioPharma, Inc.	129,127	910,345
Pharmacyclics, Inc.(1)	21,665	1,254,404
Spectrum Pharmaceuticals, Inc.	118,764	1,328,969
United Therapeutics Corp.(1)	23,096	1,233,788
		6,909,586
BUILDING PRODUCTS — 0.9%
Gibraltar Industries, Inc.(1)	32,387	515,601
Patrick Industries, Inc.(1)	64,733	1,007,245
Trex Co., Inc.(1)	22,103	822,895
		2,345,741
CAPITAL MARKETS — 1.5%
Calamos Asset Management, Inc., Class A	55,620	587,903
Diamond Hill Investment Group, Inc.	6,445	437,358
Investment Technology Group, Inc.(1)	37,847	340,623
Manning & Napier, Inc.	65,785	828,891
Piper Jaffray Cos.(1)	24,532	788,213
Pzena Investment Management, Inc., Class A	40,057	216,308
WisdomTree Investments, Inc.(1)	92,051	563,352
		3,762,648
CHEMICALS — 1.1%
Flotek Industries, Inc.(1)	59,321	723,716
Georgia Gulf Corp.	34,154	1,409,877
Minerals Technologies, Inc.	12,682	506,266
		2,639,859
COMMERCIAL BANKS — 3.9%
BancorpSouth, Inc.	7,901	114,881
Cathay General Bancorp.	9,924	193,518
Central Pacific Financial Corp.(1)	33,129	516,481
CVB Financial Corp.	121,173	1,260,199
F.N.B. Corp.	10,236	108,706
First BanCorp(1)	47,812	218,979
Home Bancshares, Inc.	11,462	378,475
MB Financial, Inc.	32,933	650,427
Old National Bancorp.	112,266	1,332,597
PacWest Bancorp.	55,954	1,386,540
Peoples Bancorp, Inc.	9,795	200,112
PrivateBancorp, Inc.	62,452	956,765
Sterling Financial Corp.	60,563	1,264,555
Wilshire Bancorp, Inc.(1)	207,756	1,219,528
		9,801,763
COMMERCIAL SERVICES AND SUPPLIES — 2.8%
Deluxe Corp.	26,575	856,778
Intersections, Inc.	39,733	376,669
Kimball International, Inc. Class B	39,843	462,577
Quad/Graphics, Inc.	65,108	1,327,552
Steelcase, Inc., Class A	92,068	1,172,946
Tetra Tech, Inc.(1)	60,430	1,598,373
TRC Cos., Inc.(1)	25,606	149,027
United Stationers, Inc.	14,681	454,964
US Ecology, Inc.	17,051	401,381
Viad Corp.	11,017	299,222
		7,099,489
COMMUNICATIONS EQUIPMENT — 3.7%
Arris Group, Inc.(1)	110,043	1,644,042
Brocade Communications Systems, Inc.(1)	108,382	577,676

7

Shares	Value
CalAmp Corp.(1)	67,622	$ 562,615
Ciena Corp.(1)	96,146	1,509,492
Comtech Telecommunications Corp.	16,886	428,567
Globecomm Systems, Inc.(1)	21,247	240,091
InterDigital, Inc.	37,139	1,526,413
Ixia(1)	91,473	1,553,212
Loral Space & Communications, Inc.	17,473	955,074
Tessco Technologies, Inc.	7,122	157,681
		9,154,863
COMPUTERS AND PERIPHERALS — 0.8%
Electronics for Imaging, Inc.(1)	16,341	310,316
QLogic Corp.(1)	44,261	430,659
Synaptics, Inc.(1)	41,922	1,256,402
		1,997,377
CONSTRUCTION AND ENGINEERING — 0.7%
Argan, Inc.	39,255	706,590
Granite Construction, Inc.	23,413	787,145
Michael Baker Corp.	14,137	352,435
		1,846,170
CONSTRUCTION MATERIALS — 0.6%
Headwaters, Inc.(1)	165,499	1,416,671
United States Lime & Minerals, Inc.(1)	1,357	63,942
		1,480,613
CONSUMER FINANCE — 2.5%
Cash America International, Inc.	39,252	1,557,127
Credit Acceptance Corp.(1)	2,035	206,919
DFC Global Corp.(1)	82,753	1,531,758
Netspend Holdings, Inc.(1)	113,124	1,337,126
Portfolio Recovery Associates, Inc.(1)	734	78,435
World Acceptance Corp.(1)	20,090	1,497,910
		6,209,275
CONTAINERS AND PACKAGING — 0.2%
AEP Industries, Inc.(1)	7,306	432,734
Myers Industries, Inc.	8,499	128,760
		561,494
DIVERSIFIED CONSUMER SERVICES — 1.1%
Bridgepoint Education, Inc.(1)	6,104	62,871
Coinstar, Inc.(1)	34,669	1,803,135
Grand Canyon Education, Inc.(1)	40,695	955,112
		2,821,118
DIVERSIFIED FINANCIAL SERVICES — 1.0%
Interactive Brokers Group, Inc., Class A	68,916	942,771
PHH Corp.(1)	66,921	1,522,453
		2,465,224
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Atlantic Tele-Network, Inc.	14,053	515,886
Fairpoint Communications, Inc.(1)	8,626	68,490
IDT Corp., Class B	34,129	325,591
magicJack VocalTec Ltd.(1)	3,248	59,146
Premiere Global Services, Inc.(1)	73,709	720,874
Vonage Holdings Corp.(1)	285,251	676,045
		2,366,032
ELECTRIC UTILITIES — 0.7%
MGE Energy, Inc.	691	35,206
Portland General Electric Co.	60,193	1,646,881
		1,682,087
ELECTRICAL EQUIPMENT — 1.0%
Brady Corp., Class A	21,792	727,853
EnerSys(1)	47,046	1,770,341
		2,498,194
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.3%
Agilysys, Inc.(1)	8,032	67,228
Electro Scientific Industries, Inc.	14,539	144,663
FEI Co.	33,344	1,849,258
Itron, Inc.(1)	16,480	734,184
Littelfuse, Inc.	19,214	1,185,696
MTS Systems Corp.	12,394	631,226
Newport Corp.(1)	22,908	308,113
Plexus Corp.(1)	20,021	516,542
Sanmina Corp.(1)	93,064	1,030,219
SYNNEX Corp.(1)	32,419	1,114,565
Tech Data Corp.(1)	12,695	578,003
Zygo Corp.(1)	4,448	69,834
		8,229,531
ENERGY EQUIPMENT AND SERVICES — 1.4%
Dawson Geophysical Co.(1)	19,120	504,386
Helix Energy Solutions Group, Inc.(1)	83,977	1,733,285
Natural Gas Services Group, Inc.(1)	9,374	153,921
Parker Drilling Co.(1)	116,526	536,020
TGC Industries, Inc.	29,145	238,697
Willbros Group, Inc.(1)	82,553	442,484
		3,608,793

8

Shares	Value
FOOD AND STAPLES RETAILING — 0.1%
Spartan Stores, Inc.	22,874	$ 351,345
FOOD PRODUCTS — 1.1%
Cal-Maine Foods, Inc.	25,070	1,008,316
Darling International, Inc.(1)	60,280	966,891
Dean Foods Co.(1)	40,490	668,490
		2,643,697
GAS UTILITIES — 0.5%
Northwest Natural Gas Co.	29,365	1,297,933
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.0%
ABIOMED, Inc.(1)	44,790	602,874
Analogic Corp.	12,756	947,771
Anika Therapeutics, Inc.(1)	5,068	50,376
CONMED Corp.	50,664	1,416,059
Cyberonics, Inc.(1)	14,063	738,729
Cynosure, Inc., Class A(1)	13,520	325,967
Hill-Rom Holdings, Inc.	46,506	1,325,421
ICU Medical, Inc.(1)	6,637	404,393
Invacare Corp.	49,342	804,275
NuVasive, Inc.(1)	35,396	547,222
Orthofix International NV(1)	36,073	1,418,751
RTI Biologics, Inc.(1)	153,275	654,484
Thoratec Corp.(1)	18,585	697,309
Vascular Solutions, Inc.(1)	4,923	77,783
		10,011,414
HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Amsurg Corp.(1)	13,757	412,848
Bio-Reference Labs, Inc.(1)	22,036	632,213
Chemed Corp.	19,537	1,340,043
LHC Group, Inc.(1)	4,685	99,790
PharMerica Corp.(1)	24,351	346,758
Providence Service Corp. (The)(1)	17,276	293,519
Select Medical Holdings Corp.	137,007	1,291,976
Skilled Healthcare Group, Inc. Class A(1)	37,772	240,608
Triple-S Management Corp. Class B(1)	35,588	657,310
		5,315,065
HEALTH CARE TECHNOLOGY — 0.1%
MedAssets, Inc.(1)	13,721	230,101
Omnicell, Inc.(1)	8,919	132,626
		362,727
HOTELS, RESTAURANTS AND LEISURE — 4.0%
Ameristar Casinos, Inc.	21,465	563,242
Churchill Downs, Inc.	10,682	709,819
Cracker Barrel Old Country Store, Inc.	21,366	1,372,979
Interval Leisure Group, Inc.	9,380	181,878
Isle of Capri Casinos, Inc.(1)	21,535	120,596
Jamba, Inc.(1)	147,760	330,982
Marriott Vacations Worldwide Corp.(1)	27,114	1,129,840
Multimedia Games Holding Co., Inc.(1)	87,011	1,279,932
Papa John’s International, Inc.(1)	21,877	1,201,922
Red Robin Gourmet Burgers, Inc.(1)	22,817	805,212
Ruth’s Hospitality Group, Inc.(1)	5,532	40,218
SHFL Entertainment, Inc.(1)	52,337	758,886
Sonic Corp.(1)	111,170	1,157,280
Town Sports International Holdings, Inc.	38,155	406,351
		10,059,137
HOUSEHOLD DURABLES — 0.4%
CSS Industries, Inc.	9,425	206,313
NACCO Industries, Inc., Class A	1,236	75,013
Zagg, Inc.(1)	80,707	594,004
		875,330
HOUSEHOLD PRODUCTS†
Orchids Paper Products Co.	3,209	64,886
INDUSTRIAL CONGLOMERATES — 0.4%
Standex International Corp.	18,774	962,918
INSURANCE — 4.6%
Allied World Assurance Co. Holdings AG	7,658	603,451
Alterra Capital Holdings Ltd.	29,002	817,566
American Safety Insurance Holdings Ltd.(1)	43,251	818,309
AMERISAFE, Inc.(1)	29,148	794,283
Aspen Insurance Holdings Ltd.	21,103	676,984
FBL Financial Group, Inc., Class A	9,177	313,945
Hanover Insurance Group, Inc. (The)	16,491	638,861
Homeowners Choice, Inc.	55,078	1,145,072
Maiden Holdings Ltd.	108,337	995,617
Montpelier Re Holdings Ltd.	30,176	689,823
National Financial Partners Corp.(1)	78,902	1,352,380
Stewart Information Services Corp.	54,822	1,425,372
Symetra Financial Corp.	32,222	418,242

9

Shares	Value
United Fire Group, Inc.	23,947	$ 523,003
Universal Insurance Holdings, Inc.	86,434	378,581
		11,591,489
INTERNET AND CATALOG RETAIL — 0.4%
Orbitz Worldwide, Inc.(1)	226,779	616,839
PetMed Express, Inc.	28,220	313,242
		930,081
INTERNET SOFTWARE AND SERVICES — 2.3%
Blucora, Inc.(1)	44,703	702,284
Demand Media, Inc.(1)	151,745	1,409,711
Digital River, Inc.(1)	57,676	829,958
IAC/InterActiveCorp	15,928	753,394
j2 Global, Inc.	18,023	551,143
Travelzoo, Inc.(1)	24,155	458,703
United Online, Inc.	123,035	687,766
XO Group, Inc.(1)	35,799	332,931
		5,725,890
IT SERVICES — 3.1%
Acxiom Corp.(1)	51,707	902,804
CACI International, Inc., Class A(1)	25,535	1,405,191
CSG Systems International, Inc.(1)	33,454	608,194
Dynamics Research Corp.(1)	21,030	123,026
Euronet Worldwide, Inc.(1)	17,136	404,410
Global Cash Access Holdings, Inc.(1)	142,343	1,115,969
Heartland Payment Systems, Inc.	49,463	1,459,159
MoneyGram International, Inc.(1)	29,191	387,948
PRGX Global, Inc.(1)	13,034	84,069
Unisys Corp.(1)	66,214	1,145,502
		7,636,272
LEISURE EQUIPMENT AND PRODUCTS — 2.2%
Arctic Cat, Inc.(1)	33,407	1,115,460
LeapFrog Enterprises, Inc.(1)	156,112	1,347,246
Polaris Industries, Inc.	7,982	671,685
Smith & Wesson Holding Corp.(1)	138,684	1,170,493
Sturm Ruger & Co., Inc.	23,707	1,076,298
		5,381,182
LIFE SCIENCES TOOLS AND SERVICES — 1.3%
Cambrex Corp.(1)	127,986	1,456,481
Charles River Laboratories International, Inc.(1)	9,148	342,775
PAREXEL International Corp.(1)	48,797	1,443,903
		3,243,159
MACHINERY — 3.0%
Actuant Corp., Class A	48,878	1,364,185
Albany International Corp., Class A	6,647	150,754
FreightCar America, Inc.	60,742	1,361,836
Hyster-Yale Materials Handling, Inc.	15,272	745,274
Kadant, Inc.(1)	22,224	589,158
L.B. Foster Co., Class A	15,239	661,982
Lydall, Inc.(1)	32,831	470,797
Miller Industries, Inc.	31,472	479,948
Mueller Water Products, Inc. Class A	135,994	762,926
WABCO Holdings, Inc.(1)	13,139	856,531
		7,443,391
MEDIA — 2.0%
Belo Corp. Class A	167,601	1,285,500
Carmike Cinemas, Inc.(1)	81,560	1,223,400
E.W. Scripps Co. (The), Class A(1)	87,155	942,146
Journal Communications, Inc., Class A(1)	15,591	84,347
Nexstar Broadcasting Group, Inc. Class A(1)	28,711	304,049
Saga Communications, Inc. Class A	1,728	80,352
Scholastic Corp.	39,359	1,163,452
		5,083,246
METALS AND MINING — 1.9%
Coeur d’Alene Mines Corp.(1)	63,902	1,571,989
Handy & Harman Ltd.(1)	4,306	64,892
Kaiser Aluminum Corp.	9,862	608,387
Nevsun Resources Ltd.	174,203	745,589
Worthington Industries, Inc.	65,465	1,701,435
		4,692,292
MULTILINE RETAIL — 0.4%
Dillard’s, Inc., Class A	10,768	902,035
OIL, GAS AND CONSUMABLE FUELS — 3.8%
Alon USA Energy, Inc.	100,860	1,824,557
Contango Oil & Gas Co.	18,311	775,654
Delek US Holdings, Inc.	55,471	1,404,526
Energy XXI Bermuda Ltd.	50,822	1,635,960
REX American Resources Corp.(1)	16,934	326,657
Tesoro Corp.	27,273	1,201,376
Vaalco Energy, Inc.(1)	100,594	870,138
Western Refining, Inc.	53,867	1,518,511
		9,557,379

10

Shares	Value
PAPER AND FOREST PRODUCTS — 2.4%
Buckeye Technologies, Inc.	49,089	$ 1,409,345
Neenah Paper, Inc.	27,843	792,690
P.H. Glatfelter Co.	48,053	839,967
Resolute Forest Products(1)	112,215	1,485,727
Schweitzer-Mauduit International, Inc.	38,705	1,510,656
		6,038,385
PERSONAL PRODUCTS — 0.6%
Medifast, Inc.(1)	16,879	445,437
USANA Health Sciences, Inc.(1)	29,651	976,407
		1,421,844
PHARMACEUTICALS — 1.8%
Auxilium Pharmaceuticals, Inc.(1)	62,928	1,166,056
BioDelivery Sciences International, Inc.(1)	135,195	582,690
Endocyte, Inc.(1)	12,958	116,363
Pozen, Inc.(1)	68,254	341,953
Questcor Pharmaceuticals, Inc.	39,814	1,063,830
Santarus, Inc.(1)	108,378	1,189,990
		4,460,882
PROFESSIONAL SERVICES — 1.6%
Acacia Research - Acacia Technologies(1)	48,064	1,232,842
Barrett Business Services, Inc.	11,909	453,614
Exponent, Inc.(1)	11,273	629,371
Kforce, Inc.	22,037	315,790
Navigant Consulting, Inc.(1)	38,458	429,191
RPX Corp.(1)	114,024	1,030,777
		4,091,585
REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.5%
Apollo Commercial Real Estate Finance, Inc.	72,276	1,173,040
CBL & Associates Properties, Inc.	19,230	407,868
Cedar Realty Trust, Inc.	29,626	156,425
Coresite Realty Corp.	32,062	886,835
Extra Space Storage, Inc.	15,090	549,125
First Industrial Realty Trust, Inc.(1)	61,924	871,890
Highwoods Properties, Inc.	47,209	1,579,141
LaSalle Hotel Properties	65,408	1,660,709
Mission West Properties, Inc.	61,874	563,672
Post Properties, Inc.	24,479	1,222,726
RLJ Lodging Trust	88,353	1,711,398
Sovran Self Storage, Inc.	26,043	1,617,270
STAG Industrial, Inc.	52,292	939,687
Strategic Hotels & Resorts, Inc.(1)	54,001	345,607
		13,685,393
ROAD AND RAIL — 0.4%
AMERCO, Inc.	4,655	590,300
Swift Transportation Co.(1)	57,664	525,896
		1,116,196
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.8%
Advanced Energy Industries, Inc.(1)	10,651	147,090
First Solar, Inc.(1)	27,414	846,544
Kulicke & Soffa Industries, Inc.(1)	86,004	1,031,188
LSI Corp.(1)	104,807	742,034
MaxLinear, Inc. Class A(1)	33,090	166,112
MKS Instruments, Inc.	12,286	316,733
Rudolph Technologies, Inc.(1)	11,708	157,473
Tessera Technologies, Inc.	59,741	980,947
		4,388,121
SOFTWARE — 4.4%
Aspen Technology, Inc.(1)	65,402	1,807,711
Cadence Design Systems, Inc.(1)	57,871	781,837
CommVault Systems, Inc.(1)	27,430	1,912,145
Fair Isaac Corp.	17,319	727,918
Guidance Software, Inc.(1)	14,576	173,017
Manhattan Associates, Inc.(1)	26,446	1,595,752
Mentor Graphics Corp.(1)	99,462	1,692,843
Monotype Imaging Holdings, Inc.	16,799	268,448
NetScout Systems, Inc.(1)	36,287	943,099
QAD, Inc., Class A	3,794	54,634
TeleNav, Inc.(1)	40,641	324,315
Websense, Inc.(1)	48,891	735,321
		11,017,040
SPECIALTY RETAIL — 4.4%
ANN, Inc.(1)	46,988	1,590,074
Brown Shoe Co., Inc.	83,978	1,542,676
Buckle, Inc. (The)	27,046	1,207,333
Childrens Place Retail Stores, Inc. (The)(1)	26,625	1,179,221
Express, Inc.(1)	32,755	494,273
Francesca’s Holdings Corp.(1)	26,556	689,394
GameStop Corp., Class A	30,079	754,682
Genesco, Inc.(1)	22,235	1,222,925
Hibbett Sports, Inc.(1)	3,819	201,261
Hot Topic, Inc.	49,070	473,526

11

Shares	Value
Stage Stores, Inc.	55,233	$ 1,368,674
Vitamin Shoppe, Inc.(1)	5,370	308,023
		11,032,062
TEXTILES, APPAREL AND LUXURY GOODS — 1.3%
Crocs, Inc.(1)	57,832	832,202
Iconix Brand Group, Inc.(1)	71,978	1,606,549
Jones Group, Inc. (The)	66,563	736,187
RG Barry Corp.	7,499	106,261
		3,281,199
THRIFTS AND MORTGAGE FINANCE — 0.8%
Ocwen Financial Corp.(1)	55,900	1,933,581
TOBACCO — 0.6%
Universal Corp.	31,275	1,560,935
WATER UTILITIES — 0.6%
American States Water Co.	28,666	1,375,395
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc.(1)	17,645	133,220
USA Mobility, Inc.	16,914	197,555
		330,775
TOTAL COMMON STOCKS (Cost $222,732,749)		247,524,682
Temporary Cash Investments — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $1,582,929), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $1,551,354)		1,551,344

Value
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations,
3.75%, 8/15/41, valued at $792,031), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13
(Delivery value $775,678)
$ 775,672
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $263,569), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $258,560)	258,558
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,585,574)	2,585,574
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $225,318,323)	250,110,256
OTHER ASSETS AND LIABILITIES†	(116,791)
TOTAL NET ASSETS — 100.0%	$249,993,465

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $225,318,323)	$250,110,256
Cash	337,195
Receivable for capital shares sold	104,606
Dividends and interest receivable	134,864
250,686,921

Liabilities
Payable for capital shares redeemed	510,636
Accrued management fees	177,480
Distribution and service fees payable	5,340
693,456

Net Assets	$249,993,465

Net Assets Consist of:
Capital (par value and paid-in surplus)	$384,620,966
Undistributed net investment income	364,974
Accumulated net realized loss	(159,784,408)
Net unrealized appreciation	24,791,933
$249,993,465

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$195,260,893	22,361,740	$8.73
Institutional Class, $0.01 Par Value	$30,917,963	3,527,591	$8.76
A Class, $0.01 Par Value	$22,725,232	2,651,213	$8.57*
C Class, $0.01 Par Value	$95,938	11,195	$8.57
R Class, $0.01 Par Value	$993,439	116,982	$8.49

*Maximum offering price $9.09 (net asset value divided by 0.9425)

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,307)	$3,276,059
Interest	1,661
3,277,720

Expenses:
Management fees	1,057,109
Distribution and service fees:
A Class	30,764
C Class	409
R Class	2,390
Directors’ fees and expenses	6,632
1,097,304

Net investment income (loss)	2,180,416

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	11,066,650
Futures contract transactions	8,788
11,075,438

Change in net unrealized appreciation (depreciation) on investments	3,680,964

Net realized and unrealized gain (loss)	14,756,402

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,936,818

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND YEAR ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012
Operations
Net investment income (loss)	$2,180,416	$1,134,737
Net realized gain (loss)	11,075,438	22,119,637
Change in net unrealized appreciation (depreciation)	3,680,964	(30,243,656)
Net increase (decrease) in net assets resulting from operations	16,936,818	(6,989,282)

Distributions to Shareholders
From net investment income:
Investor Class	(1,851,351)	(606,377)
Institutional Class	(338,268)	(181,344)
A Class	(179,380)	(17,887)
C Class	(322)	—
R Class	(5,473)	—
Decrease in net assets from distributions	(2,374,794)	(805,608)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(9,543,651)	(42,884,361)

Net increase (decrease) in net assets	5,018,373	(50,679,251)

Net Assets
Beginning of period	244,975,092	295,654,343
End of period	$249,993,465	$244,975,092

Undistributed net investment income	$364,974	$559,352

See Notes to Financial Statements.

15

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of smaller-capitalization U.S. companies.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

16

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

17

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2012 was 0.87% for the Investor Class, A Class, C Class and R Class and 0.67% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 22% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2012 were $111,728,773 and $121,811,989, respectively.

18

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2012		Year ended June 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	1,149,351	$9,585,894	4,492,903	$35,130,570
Issued in reinvestment of distributions	208,686	1,814,208	74,240	594,091
Redeemed	(1,883,661)	(16,009,005)	(7,786,139)	(62,419,731)
	(525,624)	(4,608,903)	(3,218,996)	(26,695,070)
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	381,022	3,251,139	1,173,172	9,379,013
Issued in reinvestment of distributions	38,679	337,845	23,354	180,999
Redeemed	(459,011)	(3,929,520)	(2,682,434)	(19,252,370)
	(39,310)	(340,536)	(1,485,908)	(9,692,358)
A Class/Shares Authorized	140,000,000		140,000,000
Sold	133,992	1,108,550	561,169	4,459,495
Issued in reinvestment of distributions	20,992	178,740	2,105	17,854
Redeemed	(714,233)	(5,896,966)	(1,423,609)	(10,976,701)
	(559,249)	(4,609,676)	(860,335)	(6,499,352)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	1,969	16,431	2,211	17,729
Issued in reinvestment of distributions	38	322	—	—
Redeemed	(316)	(2,743)	(1,685)	(11,539)
	1,691	14,010	526	6,190
R Class/Shares Authorized	10,000,000		10,000,000
Sold	21,407	175,683	30,952	237,954
Issued in reinvestment of distributions	605	5,089	—	—
Redeemed	(21,250)	(179,318)	(30,595)	(241,725)
	762	1,454	357	(3,771)
Net increase (decrease)	(1,121,730)	$(9,543,651)	(5,564,356)	$(42,884,361)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

19

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$247,524,682	—	—
Temporary Cash Investments	—	$2,585,574	—
Total Value of Investment Securities	$247,524,682	$2,585,574	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2012, the effect of equity price risk derivative instruments on the Statement of Operations was $8,788 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund concentrates its investments in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

20

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$225,386,196
Gross tax appreciation of investments	$35,352,841
Gross tax depreciation of investments	(10,628,781)
Net tax appreciation (depreciation) of investments	$24,724,060

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2012, the fund had accumulated short-term capital losses of $(169,310,624), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(10,179,789) and $(159,130,835) expire in 2017 and 2018, respectively.

As of June 30, 2012, the fund had post-October capital loss deferrals of $(1,707,753), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$8.24	0.07		0.50	0.57	(0.08)	—	(0.08)	$8.73	6.95%	0.88	%(4)	1.75	%(4)	46%	$195,261
2012	$8.38	0.04		(0.16)	(0.12)	(0.02)	—	(0.02)	$8.24	(1.37)%	0.89%		0.45%		72%	$188,519
2011	$6.15	0.01		2.23	2.24	(0.01)	—	(0.01)	$8.38	36.39%	0.89%		0.17%		61%	$218,642
2010	$5.00	0.01		1.16	1.17	(0.02)	—	(0.02)	$6.15	23.39%	0.90%		0.12%		44%	$234,727
2009	$7.76	0.02		(2.78)	(2.76)	— (5)	—	— (5)	$5.00	(35.51)%	0.90%		0.33%		92%	$229,568
2008	$10.77	—	(5)	(2.01)	(2.01)	(0.02)	(0.98)	(1.00)	$7.76	(19.13)%	0.87%		0.06%		105%	$454,464
Institutional Class
2012(3)	$8.27	0.08		0.51	0.59	(0.10)	—	(0.10)	$8.76	7.10%	0.68	%(4)	1.95	%(4)	46%	$30,918
2012	$8.42	0.05		(0.15)	(0.10)	(0.05)	—	(0.05)	$8.27	(1.20)%	0.69%		0.65%		72%	$29,506
2011	$6.19	0.03		2.22	2.25	(0.02)	—	(0.02)	$8.42	36.43%	0.69%		0.37%		61%	$42,541
2010	$5.02	0.02		1.18	1.20	(0.03)	—	(0.03)	$6.19	23.87%	0.70%		0.32%		44%	$42,599
2009	$7.79	0.03		(2.79)	(2.76)	(0.01)	—	(0.01)	$5.02	(35.38)%	0.70%		0.53%		92%	$143,028
2008	$10.80	0.02		(2.02)	(2.00)	(0.03)	(0.98)	(1.01)	$7.79	(18.99)%	0.67%		0.26%		105%	$218,820

22

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
A Class(6)
2012(3)	$8.08	0.06	0.49	0.55	(0.06)	—	(0.06)	$8.57	6.87%	1.13	%(4)	1.50	%(4)	46%		$22,725
2012	$8.22	0.02	(0.15)	(0.13)	(0.01)	—	(0.01)	$8.08	(1.64)%	1.14%		0.20%		72%		$25,944
2011	$6.05	(0.01)	2.18	2.17	—	—	—	$8.22	35.87%	1.14%		(0.08)%		61%		$33,452
2010	$4.91	(0.01)	1.16	1.15	(0.01)	—	(0.01)	$6.05	23.40%	1.15%		(0.13)%		44%		$35,567
2009	$7.65	— (5)	(2.74)	(2.74)	—	—	—	$4.91	(35.82)%	1.15%		0.08%		92%		$49,253
2008	$10.64	(0.02)	(1.98)	(2.00)	(0.01)	(0.98)	(0.99)	$7.65	(19.30)%	1.12%		(0.19)%		105%		$236,906
C Class
2012(3)	$8.08	0.04	0.48	0.52	(0.03)	—	(0.03)	$8.57	6.43%	1.88	%(4)	0.75	%(4)	46%		$96
2012	$8.27	(0.04)	(0.15)	(0.19)	—	—	—	$8.08	(2.30)%	1.89%		(0.55)%		72%		$77
2011	$6.13	(0.06)	2.20	2.14	—	—	—	$8.27	34.91%	1.89%		(0.83)%		61%		$74
2010(7)	$6.40	(0.02)	(0.25)	(0.27)	—	—	—	$6.13	(4.22)%	1.90	%(4)	(0.79	)%(4)	44	%(8)	$24
R Class
2012(3)	$8.00	0.06	0.48	0.54	(0.05)	—	(0.05)	$8.49	6.72%	1.38	%(4)	1.25	%(4)	46%		$993
2012	$8.15	— (5)	(0.15)	(0.15)	—	—	—	$8.00	(1.84)%	1.39%		(0.05)%		72%		$930
2011	$6.01	(0.02)	2.16	2.14	—	—	—	$8.15	35.61%	1.39%		(0.33)%		61%		$945
2010	$4.89	(0.02)	1.14	1.12	—	—	—	$6.01	22.90%	1.40%		(0.38)%		44%		$384
2009	$7.63	(0.01)	(2.73)	(2.74)	—	—	—	$4.89	(35.91)%	1.40%		(0.17)%		92%		$321
2008	$10.63	(0.04)	(1.98)	(2.02)	—	(0.98)	(0.98)	$7.63	(19.51)%	1.37%		(0.44)%		105%		$254

23

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2012 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.
(6)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(7)	March 1, 2010 (commencement of sale) through June 30, 2010.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2010.

See Notes to Financial Statements.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

25

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77351   1302

SEMIANNUAL REPORT         DECEMBER 31, 2012

NT Core Equity Plus Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Statement of Cash Flows	16
Notes to Financial Statements	17
Financial Highlights	22
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Institutional Class	ACNKX	6.92%	16.49%	15.68%	12/1/11
S&P 500 Index	—	5.95%	16.00%	15.77%(2)	—

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 11/30/11, the date nearest Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 1.86%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. In addition, its investment approach may involve higher volatility, short sales risk, leverage risk and overweighting risk.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2012
Top Ten Long Holdings	% of net assets
Exxon Mobil Corp.	3.77%
Apple, Inc.	3.57%
Microsoft Corp.	2.26%
AT&T, Inc.	2.19%
Pfizer, Inc.	2.19%
Johnson & Johnson	1.79%
Oracle Corp.	1.73%
Cisco Systems, Inc.	1.57%
Merck & Co., Inc.	1.55%
Abbott Laboratories	1.51%

Top Five Short Holdings	% of net assets
Colfax Corp.	(0.95)%
International Rectifier Corp.	(0.80)%
Sotheby’s	(0.80)%
Viasat, Inc.	(0.78)%
Hexcel Corp.	(0.76)%

Types of Investments in Portfolio	% of net assets
Common Stocks	127.1%
Common Stocks Sold Short	(29.4)%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	0.6%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee.  If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 — 12/31/12	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,069.20	$9.18	1.76%
Hypothetical
Institutional Class	$1,000	$1,016.33	$8.94	1.76%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 127.1%
AEROSPACE AND DEFENSE — 5.4%
Alliant Techsystems, Inc.	5,202	$ 322,316
Boeing Co. (The)(1)	23,689	1,785,203
General Dynamics Corp.(1)	28,640	1,983,893
Honeywell International, Inc.	7,762	492,654
Huntington Ingalls Industries, Inc.(1)	36,234	1,570,381
L-3 Communications Holdings, Inc.	2,683	205,571
Lockheed Martin Corp.	21,010	1,939,013
Northrop Grumman Corp.(1)	28,196	1,905,486
Textron, Inc.(1)	65,292	1,618,589
		11,823,106
AIR FREIGHT AND LOGISTICS — 0.7%
FedEx Corp.	16,668	1,528,789
AIRLINES — 0.7%
Alaska Air Group, Inc.(2)	12,781	550,733
Delta Air Lines, Inc.(1)(2)	54,715	649,467
Spirit Airlines, Inc.(1)(2)	16,752	296,846
		1,497,046
AUTOMOBILES — 0.1%
Thor Industries, Inc.	3,616	135,347
BEVERAGES — 0.4%
Coca-Cola Co. (The)(1)	20,660	748,925
PepsiCo, Inc.(1)	1,925	131,728
		880,653
BIOTECHNOLOGY — 2.5%
Alexion Pharmaceuticals, Inc.(2)	3,061	287,152
Amgen, Inc.(1)	18,193	1,570,420
Biogen Idec, Inc.(1)(2)	2,472	362,568
Celgene Corp.(1)(2)	12,567	989,274
Cubist Pharmaceuticals, Inc.(2)	13,408	563,941
Gilead Sciences, Inc.(1)(2)	5,443	399,788
Pharmacyclics, Inc.(2)	3,944	228,358
United Therapeutics Corp.(1)(2)	9,546	509,947
Vertex Pharmaceuticals, Inc.(2)	12,272	514,688
		5,426,136
CAPITAL MARKETS — 2.5%
Federated Investors, Inc. Class B(1)	80,174	1,621,920
Goldman Sachs Group, Inc. (The)	14,296	1,823,597
Investment Technology Group, Inc.(1)(2)	83,508	$ 751,572
SEI Investments Co.(1)	49,364	1,152,156
		5,349,245
CHEMICALS — 5.2%
CF Industries Holdings, Inc.(1)	9,011	1,830,675
Georgia Gulf Corp.(1)	36,705	1,515,182
Huntsman Corp.	17,765	282,463
LyondellBasell Industries NV, Class A	12,833	732,636
Monsanto Co.(1)	26,606	2,518,258
NewMarket Corp.	5,664	1,485,101
PPG Industries, Inc.(1)	1,275	172,571
Sherwin-Williams Co. (The)	6,013	924,920
Valspar Corp.(1)	28,774	1,795,498
		11,257,304
COMMERCIAL BANKS — 0.9%
Bank of Montreal(1)	5,671	347,632
BB&T Corp.	12,955	377,120
Wells Fargo & Co.(1)	33,773	1,154,361
		1,879,113
COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Deluxe Corp.	7,935	255,824
Mine Safety Appliances Co.(1)	40,290	1,720,786
		1,976,610
COMMUNICATIONS EQUIPMENT — 3.7%
Arris Group, Inc.(1)(2)	74,326	1,110,430
Brocade Communications Systems, Inc.(1)(2)	266,582	1,420,882
Ciena Corp.(2)	11,625	182,513
Cisco Systems, Inc.(1)	173,545	3,410,159
InterDigital, Inc.	2,868	117,875
QUALCOMM, Inc.(1)	12,932	802,043
Research In Motion Ltd.(2)	87,408	1,038,407
		8,082,309
COMPUTERS AND PERIPHERALS — 4.8%
Apple, Inc.(1)	14,530	7,744,926
EMC Corp.(1)(2)	99,994	2,529,848
Seagate Technology plc(1)	4,418	134,661
		10,409,435
CONSUMER FINANCE — 1.7%
American Express Co.(1)	45,125	2,593,785
Cash America International, Inc.(1)	28,495	1,130,397
		3,724,182

7

Shares	Value
CONTAINERS AND PACKAGING — 1.4%
Greif, Inc., Class A	30,151	$ 1,341,720
Owens-Illinois, Inc.(1)(2)	79,042	1,681,223
		3,022,943
DIVERSIFIED CONSUMER SERVICES — 1.0%
Bridgepoint Education, Inc.(1)(2)	45,850	472,255
Coinstar, Inc.(1)(2)	31,689	1,648,145
		2,120,400
DIVERSIFIED FINANCIAL SERVICES — 3.3%
Bank of America Corp.(1)	74,674	866,218
Citigroup, Inc.(1)	14,261	564,165
Interactive Brokers Group, Inc., Class A(1)	70,081	958,708
JPMorgan Chase & Co.(1)	73,742	3,242,436
MSCI, Inc., Class A(2)	35,398	1,096,984
NYSE Euronext(1)	17,483	551,414
		7,279,925
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.(1)	141,074	4,755,605
Verizon Communications, Inc.(1)	66,942	2,896,580
Vonage Holdings Corp.(1)(2)	397,296	941,591
		8,593,776
ELECTRIC UTILITIES — 0.8%
Portland General Electric Co.	61,374	1,679,193
ELECTRICAL EQUIPMENT — 1.5%
Brady Corp., Class A(1)	50,861	1,698,758
EnerSys(1)(2)	39,659	1,492,368
		3,191,126
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.9%
Celestica, Inc.(1)(2)	152,402	1,242,076
Itron, Inc.(1)(2)	35,181	1,567,314
Molex, Inc.(1)	49,756	1,359,831
		4,169,221
ENERGY EQUIPMENT AND SERVICES — 0.9%
Helix Energy Solutions Group, Inc.(1)(2)	88,220	1,820,861
RPC, Inc.(1)	18,680	228,643
		2,049,504
FOOD AND STAPLES RETAILING — 3.2%
Costco Wholesale Corp.	7,492	739,985
CVS Caremark Corp.(1)	54,091	2,615,300
SUPERVALU, Inc.(1)	225,989	558,193
Wal-Mart Stores, Inc.(1)	36,749	2,507,384
Whole Foods Market, Inc.	5,101	465,874
		6,886,736
FOOD PRODUCTS — 1.5%
Darling International, Inc.(2)	66,324	1,063,837
Dean Foods Co.(1)(2)	106,207	1,753,477
General Mills, Inc.	10,675	431,377
		3,248,691
GAS UTILITIES — 0.5%
Northwest Natural Gas Co.(1)	24,461	1,081,176
HEALTH CARE EQUIPMENT AND SUPPLIES — 6.0%
Abbott Laboratories(1)	50,222	3,289,541
Boston Scientific Corp.(1)(2)	333,447	1,910,651
Covidien plc(1)	22,939	1,324,498
Hill-Rom Holdings, Inc.	11,888	338,808
Intuitive Surgical, Inc.(2)	725	355,518
Medtronic, Inc.(1)	55,053	2,258,274
St. Jude Medical, Inc.(1)	49,968	1,805,844
Stryker Corp.	33,338	1,827,589
		13,110,723
HEALTH CARE PROVIDERS AND SERVICES — 1.7%
McKesson Corp.(1)	20,377	1,975,754
UnitedHealth Group, Inc.(1)	30,162	1,635,987
		3,611,741
HOTELS, RESTAURANTS AND LEISURE — 3.0%
Ameristar Casinos, Inc.(1)	59,959	1,573,324
Bally Technologies, Inc.(1)(2)	32,772	1,465,236
Cracker Barrel Old Country Store, Inc.	18,678	1,200,249
International Game Technology	9,430	133,623
Papa John’s International, Inc.(2)	4,114	226,023
Six Flags Entertainment Corp.(1)	22,796	1,395,115
Yum! Brands, Inc.(1)	7,565	502,316
		6,495,886
HOUSEHOLD DURABLES — 1.5%
Garmin Ltd.(1)	38,008	1,551,487
Newell Rubbermaid, Inc.(1)	77,820	1,733,051
		3,284,538
HOUSEHOLD PRODUCTS — 1.3%
Energizer Holdings, Inc.	14,439	1,154,831
Procter & Gamble Co. (The)(1)	19,897	1,350,807
Spectrum Brands Holdings, Inc.	5,400	242,622
		2,748,260
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.3%
AES Corp. (The)	59,321	634,735

8

Shares	Value
INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.(1)	8,858	$ 822,465
Danaher Corp.(1)	40,570	2,267,863
General Electric Co.(1)	83,964	1,762,405
		4,852,733
INSURANCE — 7.3%
Aflac, Inc.(1)	40,128	2,131,599
Allied World Assurance Co. Holdings AG(1)	6,911	544,587
Allstate Corp. (The)	25,209	1,012,646
American International Group, Inc.(1)(2)	62,558	2,208,297
Arch Capital Group Ltd.(1)(2)	14,717	647,842
Axis Capital Holdings Ltd.	44,560	1,543,558
Berkshire Hathaway, Inc., Class B(1)(2)	8,107	727,198
CNA Financial Corp.(1)	22,434	628,376
Everest Re Group Ltd.	2,090	229,796
Loews Corp.(1)	36,653	1,493,610
Marsh & McLennan Cos., Inc.(1)	15,637	539,007
MetLife, Inc.(1)	26,797	882,693
Prudential Financial, Inc.(1)	27,472	1,465,082
Validus Holdings Ltd.(1)	32,995	1,140,967
XL Group plc	24,525	614,597
		15,809,855
INTERNET AND CATALOG RETAIL — 0.5%
Expedia, Inc.	16,750	1,029,287
INTERNET SOFTWARE AND SERVICES — 1.5%
Dice Holdings, Inc.(1)(2)	119,584	1,097,781
Google, Inc., Class A(1)(2)	2,189	1,552,811
United Online, Inc.(1)	93,590	523,168
		3,173,760
IT SERVICES — 2.8%
Accenture plc, Class A(1)	3,423	227,630
Computer Sciences Corp.	42,384	1,697,479
International Business Machines Corp.(1)	16,430	3,147,166
SAIC, Inc.(1)	55,727	630,830
Unisys Corp.(1)(2)	24,911	430,960
		6,134,065
LIFE SCIENCES TOOLS AND SERVICES — 1.2%
Agilent Technologies, Inc.(1)	41,795	1,711,087
Life Technologies Corp.(2)	14,404	706,949
Thermo Fisher Scientific, Inc.	4,381	279,420
		2,697,456
MACHINERY — 3.7%
Actuant Corp., Class A(1)	43,617	1,217,350
Crane Co.(1)	36,611	1,694,357
Ingersoll-Rand plc(1)	36,502	1,750,636
Parker-Hannifin Corp.(1)	19,795	1,683,763
WABCO Holdings, Inc.(1)(2)	25,616	1,669,907
		8,016,013
MEDIA — 3.6%
Comcast Corp., Class A(1)	85,962	3,213,259
DISH Network Corp., Class A(1)	3,760	136,864
Regal Entertainment Group Class A(1)	77,705	1,083,985
Scholastic Corp.(1)	38,687	1,143,588
Thomson Reuters Corp.	12,517	363,744
Time Warner Cable, Inc.	19,909	1,934,956
		7,876,396
METALS AND MINING — 0.7%
Coeur d’Alene Mines Corp.(1)(2)	66,095	1,625,937
MULTI-UTILITIES — 1.2%
Ameren Corp.(1)	22,658	696,054
Consolidated Edison, Inc.(1)	4,101	227,769
Public Service Enterprise Group, Inc.(1)	54,446	1,666,048
		2,589,871
MULTILINE RETAIL — 0.7%
Dillard’s, Inc., Class A(1)	17,147	1,436,404
Macy’s, Inc.(1)	4,029	157,212
		1,593,616
OIL, GAS AND CONSUMABLE FUELS — 11.2%
Chevron Corp.(1)	28,574	3,089,992
ConocoPhillips(1)	40,267	2,335,083
Energy XXI Bermuda Ltd.(1)	44,994	1,448,357
Exxon Mobil Corp.(1)	94,483	8,177,504
Marathon Petroleum Corp.(1)	36,578	2,304,414
Phillips 66	9,970	529,407
Suncor Energy, Inc.(1)	51,547	1,700,020
Tesoro Corp.(1)	27,250	1,200,363
Valero Energy Corp.(1)	53,624	1,829,651
Western Refining, Inc.(1)	64,616	1,821,525
		24,436,316
PAPER AND FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	18,615	534,437
PERSONAL PRODUCTS — 0.7%
Nu Skin Enterprises, Inc., Class A(1)	40,211	1,489,818

9

Shares	Value
PHARMACEUTICALS — 7.3%
Bristol-Myers Squibb Co.(1)	34,715	$ 1,131,362
Eli Lilly & Co.(1)	51,967	2,563,012
Johnson & Johnson(1)	55,505	3,890,901
Merck & Co., Inc.(1)	82,481	3,376,772
Pfizer, Inc.(1)	189,559	4,754,140
Warner Chilcott plc Class A	7,834	94,321
		15,810,508
PROFESSIONAL SERVICES — 0.5%
Dun & Bradstreet Corp.	12,678	997,125
ROAD AND RAIL — 0.3%
Union Pacific Corp.(1)	5,799	729,050
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Micro Devices, Inc.(1)(2)	68,229	163,749
Applied Materials, Inc.(1)	134,443	1,538,028
Broadcom Corp., Class A	17,332	575,596
First Solar, Inc.(2)	17,400	537,312
Intel Corp.(1)	56,725	1,170,237
KLA-Tencor Corp.(1)	21,564	1,029,896
LSI Corp.(1)(2)	150,361	1,064,556
		6,079,374
SOFTWARE — 6.6%
Activision Blizzard, Inc.(1)	34,469	366,061
Adobe Systems, Inc.(2)	16,739	630,725
CA, Inc.	7,416	163,003
Cadence Design Systems, Inc.(1)(2)	110,167	1,488,356
Mentor Graphics Corp.(1)(2)	85,735	1,459,210
Microsoft Corp.(1)	183,896	4,915,540
Oracle Corp.(1)	112,696	3,755,031
Symantec Corp.(1)(2)	85,380	1,605,998
		14,383,924
SPECIALTY RETAIL — 6.6%
American Eagle Outfitters, Inc.	12,592	258,262
Best Buy Co., Inc.(1)	55,043	652,260
Buckle, Inc. (The)(1)	31,153	1,390,670
Foot Locker, Inc.(1)	39,375	1,264,725
GameStop Corp., Class A(1)	49,893	1,251,815
Gap, Inc. (The)	55,573	1,724,986
Home Depot, Inc. (The)(1)	49,195	3,042,711
O’Reilly Automotive, Inc.(2)	13,646	1,220,225
PetSmart, Inc.(1)	21,917	1,497,808
TJX Cos., Inc. (The)(1)	49,212	2,089,049
		14,392,511
TEXTILES, APPAREL AND LUXURY GOODS — 1.6%
Crocs, Inc.(1)(2)	49,617	713,988
Hanesbrands, Inc.(2)	28,601	1,024,488
Iconix Brand Group, Inc.(1)(2)	24,218	540,546
Jones Group, Inc. (The)(1)	100,417	1,110,612
		3,389,634
THRIFTS AND MORTGAGE FINANCE — 0.2%
Ocwen Financial Corp.(2)	9,830	340,020
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
MetroPCS Communications, Inc.(1)(2)	88,765	882,324
TOTAL COMMON STOCKS (Cost $255,931,919)		276,041,879
Temporary Cash Investments — 1.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $2,312,159), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $2,266,038)		2,266,023
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $1,156,907), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $1,133,021)		1,133,012
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $384,991), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $377,674)		377,671
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,776,706)		3,776,706
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.8% (Cost $259,708,625)		279,818,585
Common Stocks Sold Short — (29.4)%
AEROSPACE AND DEFENSE — (0.8)%
Hexcel Corp.	(61,211)	(1,650,249)
AIR FREIGHT AND LOGISTICS — (0.5)%
Atlas Air Worldwide Holdings, Inc.	(22,594)	(1,001,140)
AUTO COMPONENTS — (0.1)%
Johnson Controls, Inc.	(3,931)	(120,682)
BIOTECHNOLOGY — (0.4)%
Medivation, Inc.	(10,212)	(522,446)
Theravance, Inc.	(15,124)	(336,811)
		(859,257)

10

Shares	Value
BUILDING PRODUCTS — (0.2)%
Owens Corning	(14,161)	$ (523,815)
CAPITAL MARKETS — (0.3)%
Stifel Financial Corp.	(21,067)	(673,512)
CHEMICALS — (0.2)%
Praxair, Inc.	(3,905)	(427,402)
COMMERCIAL BANKS — (0.3)%
Trustmark Corp.	(31,276)	(702,459)
COMMERCIAL SERVICES AND SUPPLIES — (0.1)%
Clean Harbors, Inc.	(5,309)	(292,048)
COMMUNICATIONS EQUIPMENT — (0.8)%
Viasat, Inc.	(43,542)	(1,693,784)
DIVERSIFIED CONSUMER SERVICES — (0.8)%
Sotheby’s	(51,447)	(1,729,648)
ELECTRICAL EQUIPMENT — (0.5)%
GrafTech International Ltd.	(119,605)	(1,123,091)
ENERGY EQUIPMENT AND SERVICES — (1.0)%
Lufkin Industries, Inc.	(20,328)	(1,181,667)
SEACOR Holdings, Inc.	(12,686)	(1,063,087)
		(2,244,754)
GAS UTILITIES — (0.8)%
New Jersey Resources Corp.	(32,202)	(1,275,843)
ONEOK, Inc.	(11,441)	(489,103)
		(1,764,946)
HEALTH CARE EQUIPMENT AND SUPPLIES — (1.3)%
DENTSPLY International, Inc.	(25,366)	(1,004,748)
DexCom, Inc.	(56,525)	(769,305)
Haemonetics Corp.	(25,312)	(1,033,742)
		(2,807,795)
HEALTH CARE PROVIDERS AND SERVICES — (1.7)%
Brookdale Senior Living, Inc.	(5,216)	(132,069)
DaVita HealthCare Partners, Inc.	(4,279)	(472,958)
Health Net, Inc.	(33,424)	(812,203)
HMS Holdings Corp.	(62,796)	(1,627,672)
WellCare Health Plans, Inc.	(13,924)	(677,960)
		(3,722,862)
HOTELS, RESTAURANTS AND LEISURE — (0.8)%
MGM Resorts International	(97,990)	(1,140,603)
Penn National Gaming, Inc.	(13,561)	(665,981)
		(1,806,584)
HOUSEHOLD DURABLES — (0.3)%
Ryland Group, Inc.	(9,123)	(332,990)
Toll Brothers, Inc.	(8,928)	(288,642)
		(621,632)
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.7)%
NRG Energy, Inc.	(65,367)	(1,502,787)
INSURANCE — (0.9)%
Assured Guaranty Ltd.	(41,648)	(592,651)
MBIA, Inc.	(89,211)	(700,306)
RLI Corp.	(10,096)	(652,808)
		(1,945,765)
INTERNET AND CATALOG RETAIL — (0.2)%
Liberty Ventures	(7,049)	(477,640)
LIFE SCIENCES TOOLS AND SERVICES — (0.7)%
Covance, Inc.	(25,751)	(1,487,635)
MACHINERY — (1.7)%
Colfax Corp.	(51,108)	(2,062,208)
SPX Corp.	(23,184)	(1,626,357)
		(3,688,565)
METALS AND MINING — (2.5)%
AK Steel Holding Corp.	(49,767)	(228,928)
Allied Nevada Gold Corp.	(4,483)	(135,073)
AuRico Gold, Inc.	(74,449)	(608,993)
Compass Minerals International, Inc.	(20,458)	(1,528,417)
Hecla Mining Co.	(75,234)	(438,614)
New Gold, Inc.	(50,505)	(557,070)
Rubicon Minerals Corp.	(99,504)	(253,735)
Silver Standard Resources, Inc.	(59,171)	(881,056)
Thompson Creek Metals Co., Inc.	(190,097)	(787,002)
		(5,418,888)
MULTILINE RETAIL — (0.6)%
J.C. Penney Co., Inc.	(61,381)	(1,209,820)
OIL, GAS AND CONSUMABLE FUELS — (2.7)%
Approach Resources, Inc.	(9,045)	(226,216)
Bill Barrett Corp.	(26,830)	(477,306)
Consol Energy, Inc.	(30,813)	(989,097)
Kodiak Oil & Gas Corp.	(139,257)	(1,232,424)
Northern Oil and Gas, Inc.	(37,192)	(625,569)
Range Resources Corp.	(8,724)	(548,129)
SM Energy Co.	(16,561)	(864,650)
World Fuel Services Corp.	(19,533)	(804,174)
		(5,767,565)
PAPER AND FOREST PRODUCTS — (0.4)%
Louisiana-Pacific Corp.	(15,695)	(303,227)
MeadWestvaco Corp.	(20,239)	(645,017)
		(948,244)
PHARMACEUTICALS — (0.2)%
Akorn, Inc.	(39,640)	(529,591)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.4)%
SL Green Realty Corp.	(10,662)	(817,242)

11

Shares	Value
REAL ESTATE MANAGEMENT AND DEVELOPMENT — (1.0)%
Brookfield Office Properties, Inc.	(93,765)	$ (1,594,943)
CBRE Group, Inc.	(17,286)	(343,991)
Forest City Enterprises, Inc. Class A	(8,407)	(135,773)
		(2,074,707)
ROAD AND RAIL — (0.7)%
Genesee & Wyoming, Inc. Class A	(21,095)	(1,604,908)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.2)%
International Rectifier Corp.	(98,540)	(1,747,114)
MEMC Electronic Materials, Inc.	(291,829)	(936,771)
		(2,683,885)
SOFTWARE — (0.9)%
Informatica Corp.	(21,050)	(638,236)
Take-Two Interactive Software, Inc.	(123,415)	(1,358,799)
		(1,997,035)
SPECIALTY RETAIL — (2.1)%
Abercrombie & Fitch Co. Class A	(4,449)	(213,419)
CarMax, Inc.	(41,573)	(1,560,650)
Ltd. Brands, Inc.	(13,572)	(638,698)
Pier 1 Imports, Inc.	(40,856)	(817,120)
Tiffany & Co.	(23,484)	(1,346,573)
		(4,576,460)
TRADING COMPANIES AND DISTRIBUTORS — (1.6)%
Air Lease Corp.	(74,138)	(1,593,967)
GATX Corp.	(3,532)	(152,936)
Textainer Group Holdings Ltd.	(51,237)	(1,611,916)
		(3,358,819)
TOTAL COMMON STOCKS SOLD SHORT — (29.4)% (Proceeds $64,552,045)		(63,855,216)
OTHER ASSETS AND LIABILITIES — 0.6%		1,232,928
TOTAL NET ASSETS — 100.0%		$217,196,297

Notes to Schedule of Investments

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $189,333,052.

(2)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $259,708,625)	$279,818,585
Cash	492,535
Deposits with broker for securities sold short	801,558
Receivable for capital shares sold	12,899
Dividends and interest receivable	144,267
281,269,844

Liabilities
Securities sold short, at value (proceeds of $64,552,045)	63,855,216
Payable for capital shares redeemed	2,554
Accrued management fees	198,553
Dividend expense payable on securities sold short	17,224
64,073,547

Net Assets	$217,196,297

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	100,000,000
Shares outstanding	18,964,539

Net Asset Value Per Share	$11.45

Net Assets Consist of:
Capital (par value and paid-in surplus)	$195,169,130
Accumulated net investment loss	(3,972)
Undistributed net realized gain	1,224,350
Net unrealized appreciation	20,806,789
$217,196,297

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,820)	$3,473,209
Interest	3,058
3,476,267

Expenses:
Dividend expense on securities sold short	377,667
Broker fees and charges on securities sold short	267,703
Management fees	1,090,423
Directors’ fees and expenses	4,712
Other expenses	52
1,740,557

Net investment income (loss)	1,735,710

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,393,224
Securities sold short transactions	(2,423,557)
Futures contract transactions	422,359
Foreign currency transactions	480
4,392,506

Change in net unrealized appreciation (depreciation) on:
Investments	8,919,727
Securities sold short	(2,240,927)
Translation of assets and liabilities in foreign currencies	(120)
6,678,680

Net realized and unrealized gain (loss)	11,071,186

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,806,896

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND PERIOD ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012(1)
Operations
Net investment income (loss)	$1,735,710	$518,240
Net realized gain (loss)	4,392,506	(655,559)
Change in net unrealized appreciation (depreciation)	6,678,680	14,128,109
Net increase (decrease) in net assets resulting from operations	12,806,896	13,990,790

Distributions to Shareholders
From net investment income	(2,205,233)	(62,154)
From net realized gains	(2,503,132)	—
Decrease in net assets from distributions	(4,708,365)	(62,154)

Capital Share Transactions
Proceeds from shares sold	35,827,386	174,768,199
Proceeds from reinvestment of distributions	4,708,365	62,154
Payments for shares redeemed	(20,086,122)	(110,852)
Net increase (decrease) in net assets from capital share transactions	20,449,629	174,719,501

Net increase (decrease) in net assets	28,548,160	188,648,137

Net Assets
Beginning of period	188,648,137	—
End of period	$217,196,297	$188,648,137

Accumulated undistributed net investment income (loss)	$(3,972)	$465,551

Transactions in Shares of the Fund
Sold	3,127,800	17,234,318
Issued in reinvestment of distributions	409,012	6,130
Redeemed	(1,802,138)	(10,583)
Net increase (decrease) in shares of the fund	1,734,674	17,229,865

(1)	December 1, 2011 (fund inception) through June 30, 2012.

See Notes to Financial Statements.

15

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$12,806,896
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(131,802,672)
Proceeds from investments sold	111,063,308
Purchases to cover securities sold short	(44,866,564)
Proceeds from securities sold short	48,092,130
(Increase) decrease in short-term investments	(2,509,621)
(Increase) decrease in deposits with broker for securities sold short	1,475,815
(Increase) decrease in receivable for investments sold	1,017,795
(Increase) decrease in dividends and interest receivable	55,438
Increase (decrease) in accrued management fees	34,808
Increase (decrease) in dividend expense payable on securities sold short	(3,105)
Increase (decrease) in broker fees and charges payable on securities sold short	(3,952)
Change in net unrealized (appreciation) depreciation on investments	(8,919,727)
Net realized (gain) loss on investment transactions	(6,393,224)
Change in net unrealized (appreciation) depreciation on securities sold short	2,240,927
Net realized (gain) loss on securities sold short transactions	2,423,557
Net cash from (used in) operating activities	(15,288,191)

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	35,851,485
Payments for shares redeemed	(20,083,568)
Distributions paid, net of reinvestments	—
Net cash from (used in) financing activities	15,767,917

Net Increase (Decrease) In Cash	479,726
Cash at beginning of period	12,809
Cash at end of period	$492,535

Supplemental disclosure of cash flow information: Non cash financing activities not included herein consist of all reinvestment of distributions of $4,708,365.

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation.  NT Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.  The fund pursues its objective by investing primarily in large capitalization publicly-traded U.S. companies. The fund takes long positions in equity securities that have been identified as most attractive. The fund takes short positions in equity securities that have been identified as least attractive. The fund invests approximately 130% in long positions and 30%  in short positions though it may range from 110% to 150% long and 10% to 50% short. The fund is not permitted to invest in any securities issued by companies assigned by the Global Industry Classification Standard to the tobacco industry. The fund incepted on December 1, 2011.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

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If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short —The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

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Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The beginning of period and end of period cash in the Statement of Cash Flows is the amount of domestic and foreign currency included in the fund’s Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.9680% to 1.1500%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2012 was 1.10%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

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4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2012 were $176,341,793 and $159,155,438, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$276,041,879	—	—
Temporary Cash Investments	—	$3,776,706	—
Total Value of Investment Securities	$276,041,879	$3,776,706	—

Securities Sold Short
Total Value of Common Stocks Sold Short	$(63,855,216)	—	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

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At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2012, the effect of equity price risk derivative instruments on the Statement of Operations was $422,359 in net realized gain (loss) on futures contract transactions.

7. Risk Factors

The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$259,874,003
Gross tax appreciation of investments	$25,878,066
Gross tax depreciation of investments	(5,933,484)
Net tax appreciation (depreciation) of investments	$19,944,582
Net tax appreciation (depreciation) on securities sold short	$659,268
Net tax appreciation (depreciation)	$20,603,850

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2012, the fund had accumulated short-term capital losses of $(478,234), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2012(3)	$10.95	0.10	0.66	0.76	(0.12)	(0.14)	(0.26)	$11.45	6.92%	1.76%(4)	1.11%(4)	1.75%(4)	64%	$217,196
2012(5)	$10.00	0.03	0.92	0.95	—(6)	—	—(6)	$10.95	9.55%	1.86%(4)	1.11%(4)	0.53%(4)	81%	$188,648

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2012 (unaudited).
(4)	Annualized.
(5)	December 1, 2011 (fund inception) through June 30, 2012.
(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

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Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77357   1302

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 28, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 28, 2013